UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:         811-04852

Victory Portfolios

(Exact name of registrant as specified in charter)

4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio	44144
(Address of principal executive offices)	(Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-539-3863

Date of fiscal year end: October 31

Date of reporting period: April 30, 2022

Item 1. Reports to Stockholders.

April 30, 2022

Semi Annual Report

Victory Diversified Stock Fund

Victory NewBridge Large Cap Growth Fund

Victory Special Value Fund

Victory THB US Small Opportunities Fund

Victory Strategic Allocation Fund

Victory INCORE Fund for Income

Victory INCORE Investment Grade Convertible Fund

www.vcm.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

•  Detailed performance records

•  Daily share prices

•  The latest fund news

•  Investment resources to help you become a better investor

•  A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, www.vcm.com has what you seek. Visit us anytime. We're always open.

Victory Portfolios

TABLE OF CONTENTS

Investment Objectives and Portfolio Holdings (Unaudited)	3
Schedule of Portfolio Investments
Victory Diversified Stock Fund	10
Victory NewBridge Large Cap Growth Fund	13
Victory Special Value Fund	15
Victory THB US Small Opportunities Fund	18
Victory Strategic Allocation Fund	21
Victory INCORE Fund for Income	22
Victory INCORE Investment Grade Convertible Fund	24
Financial Statements
Statements of Assets and Liabilities	27
Statements of Operations	32
Statements of Changes in Net Assets	35
Financial Highlights	44
Notes to Financial Statements	64
Supplemental Information (Unaudited)	77
Proxy Voting and Portfolio Holdings Information	77
Expense Examples	77
Advisory Contract Approval	79
Liquidity Risk Management Program	83
Privacy Policy (inside back cover)

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call 800-539-3863 (800-235-8396 for Member Class) and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

The Funds are distributed by Victory Capital Services, Inc. Victory Capital Management Inc. is the investment adviser to the Funds and receives fees from the Funds for performing services for the Funds.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the Victory Funds.

For additional information about any Victory Fund, including fees, expenses, and risks, view our prospectus online at vcm.com or call 800-539-3863 (800-235-8396 for Member Class). Read it carefully before you invest or send money.

The information in this report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Past investment performance of the Funds, markets or securities mentioned herein should not be considered to be indicative of future results.

• NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Call Victory at:

800-539-FUND (800-539-3863)
800-235-8396 for Member Class

Visit our website at:

www.vcm.com

Victory Portfolios
Victory Diversified Stock Fund  April 30, 2022

  (Unaudited)

Investment Objective and Portfolio Holdings:

The Fund seeks to provide long-term growth of capital.

Top 10 Holdings*:

April 30, 2022

(% of Net Assets)

Apple, Inc.	6.7%
Microsoft Corp.	5.3%
Alphabet, Inc., Class C	4.6%
NVIDIA Corp.	2.3%
SPDR S&P 500 ETF Trust	2.3%
Broadcom, Inc.	2.1%
UnitedHealth Group, Inc.	2.0%
Regeneron Pharmaceuticals, Inc.	1.9%
PepsiCo, Inc.	1.8%
Tesla, Inc.	1.7%

Sector Allocation*:

April 30, 2022

(% of Net Assets)

*  Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

Victory Portfolios
Victory NewBridge Large Cap Growth Fund  April 30, 2022

  (Unaudited)

Investment Objective and Portfolio Holdings:

The Fund seeks to provide long-term capital appreciation.

Top 10 Holdings*:

April 30, 2022

(% of Net Assets)

Amazon.com, Inc.	7.0%
Alphabet, Inc., Class C	6.7%
NVIDIA Corp.	5.6%
Visa, Inc., Class A	5.3%
Thermo Fisher Scientific, Inc.	4.2%
ServiceNow, Inc.	4.1%
Zoetis, Inc.	3.9%
Cadence Design Systems, Inc.	3.9%
Lululemon Athletica, Inc.	3.6%
Microsoft Corp.	3.5%

Sector Allocation*:

April 30, 2022

(% of Net Assets)

*  Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

Victory Portfolios
Victory Special Value Fund  April 30, 2022

  (Unaudited)

Investment Objective and Portfolio Holdings:

The Fund seeks to provide long-term growth of capital and dividend income.

Top 10 Holdings*:

April 30, 2022

(% of Net Assets)

Apple, Inc.	6.2%
Microsoft Corp.	5.2%
Alphabet, Inc., Class C	4.5%
SPDR S&P 500 ETF Trust	2.5%
NVIDIA Corp.	2.3%
UnitedHealth Group, Inc.	2.0%
Broadcom, Inc.	2.0%
Regeneron Pharmaceuticals, Inc.	1.9%
PepsiCo, Inc.	1.8%
Tesla, Inc.	1.7%

Sector Allocation*:

April 30, 2022

(% of Net Assets)

*  Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

Victory Portfolios
Victory THB US Small Opportunities Fund  April 30, 2022

  (Unaudited)

Investment Objective and Portfolio Holdings:

The Fund seeks to provide capital appreciation.

Top 10 Holdings*:

April 30, 2022

(% of Net Assets)

RPC, Inc.	3.2%
Transcat, Inc.	3.0%
First Busey Corp.	2.9%
ePlus, Inc.	2.9%
TETRA Technologies, Inc.	2.6%
Movado Group, Inc.	2.4%
The Greenbrier Cos., Inc.	2.1%
Insteel Industries, Inc.	2.1%
Universal Technical Institute, Inc.	2.0%
Old Second Bancorp, Inc.	1.9%

Sector Allocation*:

April 30, 2022

(% of Net Assets)

*  Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

Victory Portfolios
Victory Strategic Allocation Fund  April 30, 2022

  (Unaudited)

Investment Objective and Portfolio Holdings:

The Fund seeks to provide income and long-term growth of capital.

Top 10 Holdings*:

April 30, 2022

(% of Net Assets)

Victory RS Global Fund, Class Y	26.8%
Victory Market Neutral Income Fund, Class I	20.6%
Victory INCORE Total Return Bond Fund, Class R6	9.9%
Victory Sophus Emerging Markets Fund, Class R6	8.8%
VictoryShares U.S. Multi-Factor Minimum Volatility ETF	7.4%
Victory INCORE Investment Grade Convertible Fund, Class I	6.3%
Victory Global Energy Transition Fund, Class Y	5.9%
Victory Trivalent International Small-Cap Fund, Class I	5.8%
Victory Integrity Discovery Fund, Class Y	3.9%
Victory RS Partners Fund, Class Y	3.9%

Asset Allocation*:

April 30, 2022

(% of Net Assets)

*  Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

Victory Portfolios
Victory INCORE Fund for Income  April 30, 2022

  (Unaudited)

Investment Objective and Portfolio Holdings:

The Fund seeks to provide a high level of current income consistent with preservation of shareholders' capital.

Asset Allocation*:

April 30, 2022

(% of Net Assets)

*  Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

Victory Portfolios
Victory INCORE Investment Grade Convertible Fund  April 30, 2022

  (Unaudited)

Investment Objective and Portfolio Holdings:

The Fund seeks to provide a high level of current income together with long-term capital appreciation.

Top 10 Holdings*:

April 30, 2022

(% of Net Assets)

Anthem, Inc.	5.4%
Booking Holdings, Inc.	5.3%
Southwest Airlines Co.	5.1%
Western Digital Corp.	5.1%
Pioneer Natural Resources Co.	4.9%
Euronet Worldwide, Inc.	4.9%
Illumina, Inc.	4.5%
Wells Fargo & Co.	4.1%
Bank of America Corp.	4.0%
Expedia Group, Inc.	3.9%

Sector Allocation*:

April 30, 2022

(% of Net Assets)

*  Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

Victory Portfolios Victory Diversified Stock Fund	Schedule of Portfolio Investments April 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Common Stocks (96.3%)
Communication Services (7.6%):
Alphabet, Inc., Class C (a)	5,629	$12,943
Nexstar Media Group, Inc., Class A	27,603	4,373
World Wrestling Entertainment, Inc., Class A (b)	71,712	4,187
		21,503
Communications Equipment (1.0%):
Lumentum Holdings, Inc. (a)	33,710	2,738
Consumer Discretionary (11.7%):
Amazon.com, Inc. (a)	1,327	3,298
Asbury Automotive Group, Inc. (a)	23,205	4,263
Brunswick Corp.	34,144	2,582
Crocs, Inc. (a)	30,051	1,996
D.R. Horton, Inc.	28,033	1,951
Group 1 Automotive, Inc.	15,601	2,717
Lithia Motors, Inc.	10,881	3,081
MarineMax, Inc. (a)	71,156	2,912
Meritage Homes Corp. (a)	17,952	1,482
Tesla, Inc. (a)	5,664	4,932
Vista Outdoor, Inc. (a)	42,080	1,482
Winnebago Industries, Inc. (b)	45,072	2,397
		33,093
Consumer Staples (4.5%):
BJ's Wholesale Club Holdings, Inc. (a)	60,555	3,897
Darling Ingredients, Inc. (a)	23,402	1,717
PepsiCo, Inc.	29,561	5,076
Philip Morris International, Inc.	21,496	2,150
		12,840
Electronic Equipment, Instruments & Components (3.0%):
Fabrinet (a)	43,730	4,294
Jabil, Inc.	75,539	4,361
		8,655
Energy (7.3%):
Chevron Corp.	24,976	3,913
Diamondback Energy, Inc.	16,780	2,118
EOG Resources, Inc.	40,902	4,776
Matador Resources Co.	46,846	2,287
Pioneer Natural Resources Co.	13,895	3,230
Schlumberger NV	110,187	4,298
		20,622
Financials (11.4%):
Ally Financial, Inc.	42,078	1,681
Ameriprise Financial, Inc.	14,519	3,855
Bank of America Corp.	99,159	3,538
Chubb Ltd.	22,637	4,673

See notes to financial statements.

Victory Portfolios Victory Diversified Stock Fund	Schedule of Portfolio Investments — continued April 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Customers Bancorp, Inc. (a)	36,678	$1,543
JPMorgan Chase & Co.	30,419	3,631
Morgan Stanley	38,306	3,087
ServisFirst Bancshares, Inc.	48,502	3,896
Signature Bank	13,449	3,258
Western Alliance Bancorp	42,454	3,231
		32,393
Health Care (12.5%):
AbbVie, Inc.	11,218	1,648
AmerisourceBergen Corp.	28,538	4,318
AMN Healthcare Services, Inc. (a)	29,318	2,866
Cigna Corp.	19,697	4,861
ICON PLC (a)	14,015	3,170
McKesson Corp.	14,846	4,596
Regeneron Pharmaceuticals, Inc. (a)	8,006	5,277
Stryker Corp.	6,030	1,455
Thermo Fisher Scientific, Inc.	2,697	1,491
UnitedHealth Group, Inc.	11,099	5,644
		35,326
Industrials (8.4%):
Builders FirstSource, Inc. (a)	28,893	1,779
Chart Industries, Inc. (a)	26,685	4,505
GXO Logistics, Inc. (a)	24,271	1,437
Marten Transport Ltd.	232,948	4,049
Old Dominion Freight Line, Inc.	8,997	2,520
Parker-Hannifin Corp.	9,731	2,635
Saia, Inc. (a)	11,982	2,468
Trex Co., Inc. (a)	26,264	1,528
UFP Industries, Inc.	37,528	2,903
		23,824
Materials (3.6%):
Graphic Packaging Holding Co.	78,601	1,714
Greif, Inc., Class A	24,925	1,512
Materion Corp.	21,744	1,851
Summit Materials, Inc., Class A (a)	80,494	2,238
Valvoline, Inc.	96,420	2,915
		10,230
Real Estate (2.1%):
American Tower Corp.	8,303	2,001
CBRE Group, Inc., Class A (a)	17,634	1,464
Simon Property Group, Inc.	20,940	2,471
		5,936
Semiconductors & Semiconductor Equipment (9.1%):
Advanced Micro Devices, Inc. (a)	46,984	4,018
Alpha & Omega Semiconductor Ltd. (a)	45,573	1,955
Applied Materials, Inc.	26,468	2,921
Broadcom, Inc.	10,471	5,805

See notes to financial statements.

Victory Portfolios Victory Diversified Stock Fund	Schedule of Portfolio Investments — continued April 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
NVIDIA Corp.	35,269	$6,541
QUALCOMM, Inc.	31,875	4,453
		25,693
Software (6.3%):
Cadence Design Systems, Inc. (a)	18,802	2,836
Microsoft Corp.	53,699	14,903
		17,739
Technology Hardware, Storage & Peripherals (7.8%):
Apple, Inc.	119,996	18,918
HP, Inc.	84,721	3,103
		22,021
Total Common Stocks (Cost $206,083)		272,613
Exchange-Traded Funds (2.3%)
SPDR S&P 500 ETF Trust	15,644	6,445
Total Exchange-Traded Funds (Cost $6,102)		6,445
Collateral for Securities Loaned (1.9%)^
BlackRock Liquidity Funds TempFund, Institutional Shares, 0.31% (c)	105,008	105
Fidelity Investments Money Market Government Portfolio, Institutional Shares, 0.19% (c)	2,907,766	2,908
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Shares, 0.45% (c)	52,404	52
JPMorgan Prime Money Market Fund, Capital Shares, 0.40% (c)	417,853	418
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Shares, 0.37% (c)	1,878,750	1,879
Total Collateral for Securities Loaned (Cost $5,362)		5,362
Total Investments (Cost $217,547) — 100.5%		284,420
Liabilities in excess of other assets — (0.5)%		(1,387)
NET ASSETS — 100.00%		$283,033

^  Purchased with cash collateral from securities on loan.

(a)  Non-income producing security.

(b)  All or a portion of this security is on loan.

(c)  Rate disclosed is the daily yield on April 30, 2022.

ETF — Exchange-Traded Fund

PLC — Public Limited Company

See notes to financial statements.

Victory Portfolios Victory NewBridge Large Cap Growth Fund	Schedule of Portfolio Investments April 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Common Stocks (98.3%)
Communication Services (8.3%):
Alphabet, Inc., Class C (a)	298	$685
Meta Platforms, Inc., Class A (a)	830	167
		852
Communications Equipment (5.0%):
Arista Networks, Inc. (a)	2,604	301
Motorola Solutions, Inc.	982	210
		511
Consumer Discretionary (24.3%):
Airbnb, Inc., Class A (a)	1,776	272
Amazon.com, Inc. (a)	290	721
Aptiv PLC (a)	1,736	185
Burlington Stores, Inc. (a)	1,105	225
Lululemon Athletica, Inc. (a)	1,050	372
NIKE, Inc., Class B	2,598	324
O'Reilly Automotive, Inc. (a)	466	283
Tractor Supply Co.	513	103
		2,485
Electronic Equipment, Instruments & Components (2.5%):
CDW Corp.	1,590	259
Financials (4.7%):
Blackstone, Inc.	2,372	241
MSCI, Inc.	559	235
		476
Health Care (14.6%):
Align Technology, Inc. (a)	626	181
Dexcom, Inc. (a)	630	257
Thermo Fisher Scientific, Inc.	775	429
Veeva Systems, Inc., Class A (a)	1,226	223
Zoetis, Inc.	2,282	405
		1,495
Industrials (7.1%):
CoStar Group, Inc. (a)	3,179	202
Generac Holdings, Inc. (a)	1,060	233
Uber Technologies, Inc. (a)	9,126	287
		722
IT Services (5.3%):
Visa, Inc., Class A	2,542	542
Semiconductors & Semiconductor Equipment (7.2%):
Broadcom, Inc.	288	160
NVIDIA Corp.	3,116	578
		738

See notes to financial statements.

Victory Portfolios Victory NewBridge Large Cap Growth Fund	Schedule of Portfolio Investments — continued April 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Software (19.3%):
Adobe, Inc. (a)	779	$308
Cadence Design Systems, Inc. (a)	2,608	393
Crowdstrike Holdings, Inc., Class A (a)	848	169
Microsoft Corp.	1,304	362
Palo Alto Networks, Inc. (a)	177	99
ServiceNow, Inc. (a)	882	422
The Trade Desk, Inc., Class A (a)	3,618	213
		1,966
Total Common Stocks (Cost $7,093)		10,046
Total Investments (Cost $7,093) — 98.3%		10,046
Other assets in excess of liabilities — 1.7%		174
NET ASSETS — 100.00%		$10,220

(a)  Non-income producing security.

PLC — Public Limited Company

See notes to financial statements.

Victory Portfolios Victory Special Value Fund	Schedule of Portfolio Investments April 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Common Stocks (94.9%)
Communication Services (7.5%):
Alphabet, Inc., Class C (a)	849	$1,952
Nexstar Media Group, Inc., Class A	4,107	651
World Wrestling Entertainment, Inc., Class A	10,816	631
		3,234
Communications Equipment (0.9%):
Lumentum Holdings, Inc. (a)	5,010	407
Consumer Discretionary (11.5%):
Amazon.com, Inc. (a)	197	490
Asbury Automotive Group, Inc. (a)	3,509	645
Brunswick Corp.	5,313	402
Crocs, Inc. (a)	4,576	304
D.R. Horton, Inc.	4,225	294
Group 1 Automotive, Inc.	2,291	399
Lithia Motors, Inc.	1,588	449
MarineMax, Inc. (a)	11,072	453
Meritage Homes Corp. (a)	2,706	223
Tesla, Inc. (a)	854	744
Vista Outdoor, Inc. (a)	6,141	216
Winnebago Industries, Inc.	6,885	366
		4,985
Consumer Staples (4.5%):
BJ's Wholesale Club Holdings, Inc. (a)	9,038	582
Darling Ingredients, Inc. (a)	3,436	252
PepsiCo, Inc.	4,598	789
Philip Morris International, Inc.	3,272	327
		1,950
Electronic Equipment, Instruments & Components (3.0%):
Fabrinet (a)	6,615	649
Jabil, Inc.	11,517	665
		1,314
Energy (7.2%):
Chevron Corp.	3,768	590
Diamondback Energy, Inc.	2,563	324
EOG Resources, Inc.	6,222	727
Matador Resources Co.	6,909	337
Pioneer Natural Resources Co.	2,096	487
Schlumberger NV	16,769	654
		3,119
Financials (11.3%):
Ally Financial, Inc.	6,264	250
Ameriprise Financial, Inc.	2,190	582
Bank of America Corp.	15,312	546
Chubb Ltd.	3,372	696
Customers Bancorp, Inc. (a)	5,533	233

See notes to financial statements.

Victory Portfolios Victory Special Value Fund	Schedule of Portfolio Investments — continued April 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
JPMorgan Chase & Co.	4,608	$550
Morgan Stanley	5,694	459
ServisFirst Bancshares, Inc.	7,326	589
Signature Bank	2,094	507
Western Alliance Bancorp	6,244	475
		4,887
Health Care (12.4%):
AbbVie, Inc.	1,711	251
AmerisourceBergen Corp.	4,345	657
AMN Healthcare Services, Inc. (a)	4,464	436
Cigna Corp.	2,875	710
ICON PLC (a)	2,091	473
McKesson Corp.	2,261	700
Regeneron Pharmaceuticals, Inc. (a)	1,210	798
Stryker Corp.	918	222
Thermo Fisher Scientific, Inc.	412	228
UnitedHealth Group, Inc.	1,727	878
		5,353
Industrials (8.4%):
Builders FirstSource, Inc. (a)	4,467	275
Chart Industries, Inc. (a)	4,025	680
GXO Logistics, Inc. (a)	3,641	216
Marten Transport Ltd.	35,470	616
Old Dominion Freight Line, Inc.	1,336	374
Parker-Hannifin Corp.	1,514	410
Saia, Inc. (a)	1,760	362
Trex Co., Inc. (a)	4,057	236
UFP Industries, Inc.	5,660	438
		3,607
Materials (3.6%):
Graphic Packaging Holding Co.	11,857	258
Greif, Inc., Class A	3,760	228
Materion Corp.	3,300	281
Summit Materials, Inc., Class A (a)	11,748	327
Valvoline, Inc.	14,607	442
		1,536
Real Estate (2.1%):
American Tower Corp.	1,250	301
CBRE Group, Inc., Class A (a)	2,632	219
Simon Property Group, Inc.	3,172	374
		894
Semiconductors & Semiconductor Equipment (9.0%):
Advanced Micro Devices, Inc. (a)	7,113	608
Alpha & Omega Semiconductor Ltd. (a)	6,894	296
Applied Materials, Inc.	3,892	429
Broadcom, Inc.	1,584	878

See notes to financial statements.

Victory Portfolios Victory Special Value Fund	Schedule of Portfolio Investments — continued April 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
NVIDIA Corp.	5,343	$991
QUALCOMM, Inc.	4,829	675
		3,877
Software (6.2%):
Cadence Design Systems, Inc. (a)	2,796	422
Microsoft Corp.	8,204	2,277
		2,699
Technology Hardware, Storage & Peripherals (7.3%):
Apple, Inc.	16,845	2,656
HP, Inc.	13,189	483
		3,139
Total Common Stocks (Cost $31,440)		41,001
Exchange-Traded Funds (2.5%)
SPDR S&P 500 ETF Trust	2,658	1,095
Total Exchange-Traded Funds (Cost $1,266)		1,095
Total Investments (Cost $32,706) — 97.4%		42,096
Other assets in excess of liabilities — 2.6%		1,120
NET ASSETS — 100.00%		$43,216

(a)  Non-income producing security.

ETF — Exchange-Traded Fund

PLC — Public Limited Company

See notes to financial statements.

Victory Portfolios Victory THB US Small Opportunities Fund	Schedule of Portfolio Investments April 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Common Stocks (98.0%)
Communication Services (1.2%):
EverQuote, Inc., Class A (a)	64,430	$894
Consumer Discretionary (16.2%):
America's Car-Mart, Inc. (a)	6,210	502
Bassett Furniture Industries, Inc.	63,130	1,045
BJ's Restaurants, Inc. (a)	23,634	657
Brilliant Earth Group, Inc. (a)	24,010	185
Century Communities, Inc.	15,640	825
Charles & Colvard Ltd. (a)	113,330	159
Chuy's Holdings, Inc. (a)	14,844	371
Holley, Inc. (a)	57,570	607
Lazydays Holdings, Inc. (a)	47,160	916
M/I Homes, Inc. (a)	13,565	601
MasterCraft Boat Holdings, Inc. (a)	22,680	546
Movado Group, Inc.	49,780	1,791
Red Robin Gourmet Burgers, Inc. (a)	28,120	371
Ruth's Hospitality Group, Inc. (b)	63,110	1,323
Universal Technical Institute, Inc. (a)	141,550	1,466
Vera Bradley, Inc. (a)	100,190	616
		11,981
Consumer Staples (0.4%):
Vital Farms, Inc. (a)	24,300	279
Energy (11.2%):
Clean Energy Fuels Corp. (a)	155,720	913
Expro Group Holdings NV (a)	53,136	812
Geospace Technologies Corp. (a)	49,200	284
Natural Gas Services Group, Inc. (a)	11,768	145
Profire Energy, Inc. (a)	552,220	746
RPC, Inc. (a)	228,260	2,360
Select Energy Services, Inc., Class A (a)	89,180	692
Solaris Oilfield Infrastructure, Inc., Class A	38,590	434
TETRA Technologies, Inc. (a)	513,150	1,888
		8,274
Financials (10.6%):
BayCom Corp.	34,506	781
Coastal Financial Corp. (a)	12,190	500
Colony Bankcorp, Inc.	29,920	513
First Busey Corp.	96,091	2,159
Heritage Financial Corp.	55,485	1,344
Old Second Bancorp, Inc.	105,012	1,446
P10, Inc., Class A (a)	36,050	436
The First Bancshares, Inc.	20,617	664
		7,843
Health Care (14.6%):
Addus HomeCare Corp. (a)	8,691	733
Amneal Pharmaceuticals, Inc. (a)	240,048	927

See notes to financial statements.

Victory Portfolios Victory THB US Small Opportunities Fund	Schedule of Portfolio Investments — continued April 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Atrion Corp.	1,034	$648
BioLife Solutions, Inc. (a)	37,744	478
Catalyst Pharmaceuticals, Inc. (a)	40,330	307
CryoLife, Inc. (a)	23,795	483
Lantheus Holdings, Inc. (a)	18,021	1,197
LeMaitre Vascular, Inc.	30,566	1,321
Meridian Bioscience, Inc. (a)	21,800	558
Mesa Laboratories, Inc.	2,463	526
ModivCare, Inc. (a)	5,452	567
Organogenesis Holdings, Inc. (a)	55,000	354
Orthofix Medical, Inc. (a)	36,626	1,135
Retractable Technologies, Inc. (a) (b)	64,170	246
The Joint Corp. (a)	10,657	325
Vanda Pharmaceuticals, Inc. (a)	24,930	247
Vericel Corp. (a)	25,020	713
		10,765
Industrials (22.7%):
Allied Motion Technologies, Inc.	33,337	811
ARC Document Solutions, Inc.	233,850	889
Bowman Consulting Group Ltd. (a)	44,030	735
CIRCOR International, Inc. (a) (b)	34,080	670
Concrete Pumping Holdings, Inc. (a)	92,450	516
Energy Recovery, Inc. (a)	20,500	380
Graham Corp.	52,040	379
Great Lakes Dredge & Dock Corp. (a)	27,380	378
Harsco Corp. (a)	56,420	577
Hydrofarm Holdings Group, Inc. (a) (b)	16,120	154
Hyster-Yale Materials Handling, Inc.	27,610	848
IES Holdings, Inc. (a)	10,300	302
Insteel Industries, Inc.	35,925	1,524
Karat Packaging, Inc. (a)	34,000	624
Limbach Holdings, Inc. (a)	53,160	335
MYR Group, Inc. (a)	4,851	384
NN, Inc. (a)	134,130	406
Northwest Pipe Co. (a)	21,420	572
Preformed Line Products Co.	11,290	672
Quest Resource Holding Corp. (a)	65,050	356
The Greenbrier Cos., Inc.	37,000	1,580
The Shyft Group, Inc.	17,216	438
Transcat, Inc. (a)	29,961	2,187
Twin Disc, Inc. (a)	44,300	620
Willdan Group, Inc. (a)	16,780	451
		16,788
Information Technology (15.0%):
CEVA, Inc. (a)	13,800	501
ePlus, Inc. (a)	37,722	2,130
Grid Dynamics Holdings, Inc. (a)	84,820	1,181
Ichor Holdings Ltd. (a)	36,570	1,065
Immersion Corp. (a)	89,360	417

See notes to financial statements.

Victory Portfolios Victory THB US Small Opportunities Fund	Schedule of Portfolio Investments — continued April 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Iteris, Inc. (a)	137,160	$354
Luna Innovations, Inc. (a)	140,270	774
Napco Security Technologies, Inc. (a)	59,180	1,036
PAR Technology Corp. (a) (b)	25,316	836
Perficient, Inc. (a)	9,240	919
Ultra Clean Holdings, Inc. (a)	28,733	896
Upland Software, Inc. (a)	24,790	370
Wayside Technology Group, Inc.	18,010	617
		11,096
Materials (3.2%):
Hawkins, Inc.	8,860	330
Koppers Holdings, Inc.	45,237	1,098
UFP Technologies, Inc. (a)	12,900	886
		2,314
Real Estate (1.9%):
Gladstone Land Corp.	28,080	1,022
Postal Realty Trust, Inc., Class A	21,350	359
		1,381
Utilities (1.0%):
The York Water Co.	18,790	727
Total Common Stocks (Cost $64,974)		72,342
Collateral for Securities Loaned (1.9%)^
BlackRock Liquidity Funds TempFund, Institutional Shares, 0.31% (c)	28,204	28
Fidelity Investments Money Market Government Portfolio, Institutional Shares, 0.19% (c)	780,997	781
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Shares, 0.45% (c)	14,075	14
JPMorgan Prime Money Market Fund, Capital Shares, 0.40% (c)	112,231	112
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Shares, 0.37% (c)	504,614	505
Total Collateral for Securities Loaned (Cost $1,440)		1,440
Total Investments (Cost $66,414) — 99.9%		73,782
Other assets in excess of liabilities — 0.1%		95
NET ASSETS — 100.00%		$73,877

^  Purchased with cash collateral from securities on loan.

(a)  Non-income producing security.

(b)  All or a portion of this security is on loan.

(c)  Rate disclosed is the daily yield on April 30, 2022.

See notes to financial statements.

Victory Portfolios Victory Strategic Allocation Fund	Schedule of Portfolio Investments April 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Affiliated Exchange-Traded Funds (7.4%)
VictoryShares U.S. Multi-Factor Minimum Volatility ETF	50,160	$1,976
Total Affiliated Exchange-Traded Funds (Cost $1,273)		1,976
Affiliated Mutual Funds (91.9%)
Victory Global Energy Transition Fund, Class Y	49,394	1,578
Victory INCORE Investment Grade Convertible Fund, Class I	96,168	1,679
Victory INCORE Total Return Bond Fund, Class R6	299,534	2,648
Victory Integrity Discovery Fund, Class Y	23,542	1,043
Victory Market Neutral Income Fund, Class I	576,422	5,505
Victory RS Global Fund, Class Y	409,071	7,159
Victory RS Partners Fund, Class Y	37,452	1,039
Victory Sophus Emerging Markets Fund, Class R6	115,473	2,342
Victory Trivalent International Small-Cap Fund, Class I	110,274	1,558
Total Affiliated Mutual Funds (Cost $22,372)		24,551
Total Investments (Cost $23,645) — 99.3%		26,527
Other assets in excess of liabilities — 0.7%		192
NET ASSETS — 100.00%		$26,719

ETF — Exchange-Traded Fund

See notes to financial statements.

Victory Portfolios Victory INCORE Fund for Income	Schedule of Portfolio Investments April 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount		Value
Government National Mortgage Association (80.2%)
Multi-family (0.3%):
Pass-throughs (0.3%):
Government National Mortgage Assoc.
7.92%, 7/1/23	$94		$94
8.00%, 1/15/31 – 11/15/33	1,002		1,003
7.75%, 9/15/33	371		371
			1,468
Single Family (79.9%):
Collateralized Mortgage Obligations (3.1%):
Government National Mortgage Assoc.
Series 1999-4, Class ZB, 6.00%, 2/20/29	128		128
Series 2001-10, Class PE, 6.50%, 3/16/31	106		106
Series 2005-74, Class HB, 7.50%, 9/16/35	7		7
Series 2005-74, Class HC, 7.50%, 9/16/35	41		45
Series 2011-166, Class NT, 7.73%, 11/20/31 (a)	640		692
Series 2012-106, Class JM, 7.35%, 10/20/34 (a)	468		513
Series 2012-30, Class WB, 7.01%, 11/20/39 (a)	1,662		1,794
Series 2013-190, Class KT, 8.10%, 9/20/30 (a)	189		206
Series 2013-51, Class BL, 6.07%, 4/20/34 (a)	1,376		1,482
Series 2013-64, Class KY, 6.74%, 12/20/38 (a)	717		768
Series 2013-70, Class KP, 7.03%, 2/20/39 (a)	668		727
Series 2014-69, Class W, 7.21%, 11/20/34 (a)	93		101
Series 2014-74, Class PT, 7.86%, 5/16/44 (a)	131		140
Series 2015-77, Class PT, 7.24%, 6/20/39 (a)	256		278
Series 2019-22, Class PT, 7.93%, 2/20/49 (a)	4,659		5,057
Series 2021-1, Class WT, 7.82%, 1/20/51 (a)	4,976		5,456
			17,500
Pass-throughs (76.8%):
Government National Mortgage Assoc.
8.00%, 6/15/22 – 5/15/49	28,245		31,015
7.50%, 9/15/22 – 5/15/49	47,510		51,501
7.00%, 12/20/22 – 9/20/50	73,183		79,842
8.50%, 2/15/23 – 7/15/32	3,799		4,113
7.13%, 3/15/23 – 7/15/25	49		49
6.50%, 6/15/23 – 2/20/41	112,362		121,688
5.50%, 7/15/23 – 11/15/45	24,717		27,060
6.00%, 9/20/23 – 9/20/50	69,792		76,394
9.00%, 4/15/25 – 9/15/30	1,043		1,128
10.00%, 4/15/25	—	(b)	—	(b)
6.13%, 6/20/28 – 11/20/28	253		257
6.28%, 10/20/28 – 9/20/29	506		525
6.10%, 5/20/29 – 7/20/31	414		427
7.30%, 4/20/30 – 2/20/31	169		173
6.49%, 5/20/31 – 3/20/32	720		751
4.50%, 12/15/33 – 5/15/41	8,731		9,277
5.00%, 1/20/34 – 2/20/42	20,006		21,071

See notes to financial statements.

Victory Portfolios Victory INCORE Fund for Income	Schedule of Portfolio Investments — continued April 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares or Principal Amount	Value
4.00%, 8/15/41	$567	$595
		425,866
Total Government National Mortgage Association (Cost $467,604)		444,834
U.S. Treasury Obligations (19.1%)
U.S. Treasury Bills, 1.01%, 8/11/22 (c)	24,069	24,003
U.S. Treasury Bonds, 7.50%, 11/15/24	73,386	81,759
Total U.S. Treasury Obligations (Cost $108,709)		105,762
Investment Companies (0.0%) (d)
BlackRock Liquidity Funds Fedfund Portfolio, 0.23% (c)	99,710	100
Total Investment Companies (Cost $100)		100
Total Investments (Cost $576,413) — 99.3%		550,696
Other assets in excess of liabilities — 0.7%		3,910
NET ASSETS — 100.00%		$554,606

(a)  The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at April 30, 2022.

(b)  Rounds to less than $1 thousand.

(c)  Rate represents the effective yield at April 30, 2022.

(d)  Amount represents less than 0.05% of net assets.

See notes to financial statements.

Victory Portfolios Victory INCORE Investment Grade Convertible Fund	Schedule of Portfolio Investments April 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Convertible Corporate Bonds (64.9%)
Communication Services (0.5%):
Snap, Inc., 0.75%, 8/1/26	$1,595	$2,345
Consumer Discretionary (11.4%):
Booking Holdings, Inc., 0.75%, 5/1/25 (a)	17,060	23,880
Expedia Group, Inc., 2/15/26 (a) (b)	14,881	17,689
Ford Motor Co., 3/15/26 (b)	9,175	9,795
		51,364
Energy (5.4%):
EQT Corp., 1.75%, 5/1/26	705	1,922
Pioneer Natural Resources Co., 0.25%, 5/15/25	10,101	22,317
		24,239
Financials (14.8%):
Ares Capital Corp., 4.63%, 3/1/24	12,453	13,625
Barclays Bank PLC
2/4/25 (b)	7,120	10,367
2/18/25 (b)	4,330	4,756
BlackRock Capital Investment Corp., 5.00%, 6/15/22	3,712	3,721
GSK Finance NO 3 PLC, 3.32%, 6/22/23 (c)	4,418	4,256
Hannon Armstrong Sustainable Infrastructure Capital, Inc., 8/15/23 (b)	2,435	2,458
JPMorgan Chase Financial Co. LLC, 0.25%, 5/1/23 (c)	12,505	13,295
MGIC Investment Corp., Convertible Subordinated Notes, 9.00%, 4/1/63	4,342	5,790
TPG Specialty Lending, Inc., 4.50%, 8/1/22	7,062	8,614
		66,882
Health Care (11.0%):
Anthem, Inc., 2.75%, 10/15/42	3,415	24,421
Bristol-Myers Squibb Co., 0.33% (LIBOR03M-50bps), 9/15/23, Callable 6/6/22 @ 100 (d)	2,466	4,994
Illumina, Inc., 8/15/23 (a) (b)	19,617	20,207
		49,622
Industrials (6.3%):
Parsons Corp., 0.25%, 8/15/25	5,270	5,464
Southwest Airlines Co., 1.25%, 5/1/25	16,930	23,126
		28,590
Information Technology (13.6%):
Akamai Technologies, Inc., 0.13%, 5/1/25	3,024	3,809
Block, Inc., 0.25%, 11/1/27 (a)	7,625	6,306
Euronet Worldwide, Inc., 0.75%, 3/15/49, Callable 3/20/25 @ 100 (a)	19,715	22,041
Vishay Intertechnology, Inc., 2.25%, 6/15/25	6,655	6,525
Western Digital Corp., 1.50%, 2/1/24	24,003	23,025
		61,706
Real Estate (1.9%):
Kite Realty Group LP, 0.75%, 4/1/27 (c)	8,280	8,460
Total Convertible Corporate Bonds (Cost $267,623)		293,208

See notes to financial statements.

Victory Portfolios Victory INCORE Investment Grade Convertible Fund	Schedule of Portfolio Investments — continued April 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Convertible Preferred Stocks (34.4%)
Financials (14.4%):
AMG Capital Trust II, 4.73%, 10/15/37	172,005	$9,367
Bank of America Corp., Series L, 5.96% (e)	15,010	18,264
KKR & Co., Inc., Series C, 0.22%, 9/15/23	247,895	16,252
New York Community Capital Trust, 6.19%, 11/1/51	53,619	2,601
Wells Fargo & Co., Series L, 0.02% (e)	15,384	18,638
		65,122
Industrials (3.7%):
Stanley Black & Decker, Inc., 1.01%, 11/15/22 (a)	211,840	16,649
Utilities (16.3%):
American Electric Power Co., Inc., 6.13%, 8/15/23 (a)	116,330	6,514
CenterPoint Energy, Inc., 4.57%, 9/15/29	55,000	2,529
Dominion Energy, Inc., Series A, 1.80%, 6/1/22	130,978	13,214
DTE Energy Co., 1.49%, 11/1/22	267,298	14,006
NextEra Energy, Inc., 0.65%, 9/1/22	127,545	6,817
NextEra Energy, Inc., 0.91%, 3/1/23	274,805	12,891
NiSource, Inc., 0.07%, 3/1/24	42,090	4,787
The Southern Co., Series 2019, 1.20%, 8/1/22	229,220	12,577
		73,335
Total Convertible Preferred Stocks (Cost $164,301)		155,106
Collateral for Securities Loaned (19.3%)^
BlackRock Liquidity Funds TempFund, Institutional Class, 0.31% (f)	1,703,859	1,704
Fidelity Investments Money Market Government Portfolio, Institutional Shares, 0.19% (f)	47,181,526	47,181
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.45% (f)	850,310	850
JPMorgan Prime Money Market Fund, Capital Class, 0.40% (f)	6,780,106	6,780
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.37% (f)	30,484,680	30,485
Total Collateral for Securities Loaned (Cost $87,000)		87,000
Total Investments (Cost $518,924) — 118.6%		535,314
Liabilities in excess of other assets — (18.6)%		(83,778)
NET ASSETS — 100.00%		$451,536

^  Purchased with cash collateral from securities on loan.

(a)  All or a portion of this security is on loan.

(b)  Zero-coupon bond.

(c)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid (unless otherwise noted as illiquid) based upon procedures approved by the Board of Trustees. As of April 30, 2022, the fair value of these securities was $26,011 (thousands) and amounted to 5.8% of net assets.

(d)  Variable or Floating-Rate Security. Rate disclosed is as of April 30, 2022.

(e)  Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.

See notes to financial statements.

Victory Portfolios Victory INCORE Investment Grade Convertible Fund	Schedule of Portfolio Investments — continued April 30, 2022

  (Unaudited)

(f)  Rate disclosed is the daily yield on April 30, 2022.

bps — Basis points

LIBOR — London Interbank Offered Rate

LIBOR03M — 3 Month US Dollar LIBOR, rate disclosed as of April 30, 2022, based on the last reset date of the security

LLC — Limited Liability Company

LP — Limited Partnership

PLC — Public Limited Company

See notes to financial statements.

Victory Portfolios	Statements of Assets and Liabilities April 30, 2022

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	Victory Diversified Stock Fund		Victory NewBridge Large Cap Growth Fund		Victory Special Value Fund
Assets:
Investments, at value (Cost $217,547, $7,093 and $32,706)	$284,420	(a)	$10,046		$42,096
Cash	3,211		152		946
Receivables:
Interest and dividends	119		4		18
Capital shares issued	20		—	(b)	5
Investments sold	1,103		—		167
From Adviser	5		14		7
Prepaid expenses	43		23		32
Total Assets	288,921		10,239		43,271
Liabilities:
Payables:
Collateral received on loaned securities	5,362		—		—
Capital shares redeemed	261		1		—	(b)
Accrued expenses and other payables:
Investment advisory fees	160		7		28
Administration fees	15		1		2
Custodian fees	3		—	(b)	1
Transfer agent fees	38		4		12
Compliance fees	—	(b)	—	(b)	—	(b)
12b-1 fees	32		1		6
Other accrued expenses	17		5		6
Total Liabilities	5,888		19		55
Net Assets:
Capital	193,295		5,595		29,742
Total accumulated earnings/(loss)	89,738		4,625		13,474
Net Assets	$283,033		$10,220		$43,216
Net Assets
Class A	$211,232		$5,315		$25,068
Class C	1,840		405		870
Class I	24,177		3,727		3,056
Class R	40,351		—		13,523
Class R6	941		—		—
Class Y	4,492		773		699
Total	$283,033		$10,220		$43,216
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A	10,902		1,432		889
Class C	106		92		37
Class I	1,248		821		106
Class R	2,147		—		512
Class R6	49		—		—
Class Y	231		185		24
Total	14,683		2,530		1,568

(continues on next page)

See notes to financial statements.

Victory Portfolios	Statements of Assets and Liabilities April 30, 2022

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited) (continued)

	Victory Diversified Stock Fund	Victory NewBridge Large Cap Growth Fund	Victory Special Value Fund
Net asset value, offering (except Class A) and redemption price per share: (c)
Class A	$19.38	$3.71	$28.24
Class C (d)	17.34	4.39	23.27
Class I	19.37	4.54	28.75
Class R	18.79	—	26.39
Class R6	19.39	—	—
Class Y	19.41	4.18	28.55
Maximum Sales Charge — Class A	5.75%	5.75%	5.75%
Maximum offering price (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A	$20.56	$3.94	$29.96

(a)  Includes $5,073 of securities on loan.

(b)  Rounds to less than $1 thousand.

(c)  Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

(d)  Redemption price per share varies by the length of time shares are held.

See notes to financial statements.

Victory Portfolios	Statements of Assets and Liabilities April 30, 2022

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	Victory THB US Small Opportunities Fund		Victory Strategic Allocation Fund		Victory INCORE Fund for Income
Assets:
Affiliated investments, at value (Cost $—, $23,645 and $—)	$—		$26,527		$—
Unaffiliated investments, at value (Cost $66,414, $— and $576,413)	73,782	(a)	—		550,696
Cash	1,558		—		—
Receivables:
Interest and dividends	27		—		4,796
Capital shares issued	3		169		196
Investments sold	—		54		—
From Adviser	25		22		46
Prepaid expenses	24		29		56
Total Assets	75,419		26,801		555,790
Liabilities:
Payables:
Collateral received on loaned securities	1,440		—		—
To custodian	—		13		—
Capital shares redeemed	15		48		712
Accrued expenses and other payables:
Investment advisory fees	74		2		224
Administration fees	3		1		32
Custodian fees	—	(b)	—	(b)	4
Transfer agent fees	9		7		128
Compliance fees	—	(b)	—	(b)	—	(b)
Trustees' fees	—		—		—	(b)
12b-1 fees	—	(b)	3		16
Other accrued expenses	1		8		68
Total Liabilities	1,542		82		1,184
Net Assets:
Capital	62,614		23,261		970,235
Total accumulated earnings/(loss)	11,263		3,458		(415,629)
Net Assets	$73,877		$26,719		$554,606
Net Assets
Class A	$1,318		$14,715		$106,953
Class C	—		2,202		7,669
Class I	72,559		8,651		300,973
Class R	—		1,151		19,099
Class R6	—		—		27,504
Class Y	—		—		91,196
Member Class	—		—		1,212
Total	$73,877		$26,719		$554,606

(continues on next page)
See notes to financial statements.

Victory Portfolios	Statements of Assets and Liabilities April 30, 2022

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited) (continued)

	Victory THB US Small Opportunities Fund	Victory Strategic Allocation Fund	Victory INCORE Fund for Income
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A	73	808	14,496
Class C	—	123	1,051
Class I	3,806	472	40,801
Class R	—	63	2,586
Class R6	—	—	3,734
Class Y	—	—	12,366
Member Class	—	—	164
Total	3,879	1,466	75,198
Net asset value, offering (except Class A) and redemption price per share: (c)
Class A	$18.09	$18.22	$7.38
Class C (d)	—	17.86	7.30
Class I	19.07	18.33	7.38
Class R	—	18.17	7.39
Class R6	—	—	7.36
Class Y	—	—	7.37
Member Class	—	—	7.40
Maximum Sales Charge — Class A	5.75%	2.25%	2.25%
Maximum offering price (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A	$19.19	$18.64	$7.55

(a)  Includes $1,372 of securities on loan.

(b)  Rounds to less than $1 thousand.

(c)  Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

(d)  Redemption price per share varies by the length of time shares are held.

See notes to financial statements.

Victory Portfolios	Statements of Assets and Liabilities April 30, 2022

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	Victory INCORE Investment Grade Convertible Fund
Assets:
Investments, at value (Cost $518,924)	$535,314	(a)
Cash	3,921
Receivables:
Interest and dividends	1,463
Capital shares issued	569
Investments sold	736
From Adviser	4
Prepaid expenses	30
Total Assets	542,037
Liabilities:
Payables:
Collateral received on loaned securities	87,000
Investments purchased	1,245
Capital shares redeemed	1,859
Accrued expenses and other payables:
Investment advisory fees	282
Administration fees	23
Custodian fees	3
Transfer agent fees	61
Compliance fees	—	(b)
12b-1 fees	2
Other accrued expenses	26
Total Liabilities	90,501
Net Assets:
Capital	433,448
Total accumulated earnings/(loss)	18,088
Net Assets	$451,536
Net Assets
Class A	$20,295
Class I	430,245
Member Class	996
Total	$451,536
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A	1,163
Class I	24,646
Member Class	55
Total	25,864
Net asset value, offering (except Class A) and redemption price per share: (c)
Class A	$17.46
Class I	17.46
Member Class	18.16
Maximum Sales Charge — Class A	2.25%
Maximum offering price (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A	$17.86

(a)  Includes $84,020 of securities on loan.

(b)  Rounds to less than $1 thousand.

(c)  Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

See notes to financial statements.

Victory Portfolios	Statements of Operations For the Six Months Ended April 30, 2022

(Amounts in Thousands)  (Unaudited)

	Victory Diversified Stock Fund	Victory NewBridge Large Cap Growth Fund	Victory Special Value Fund
Investment Income:
Dividends	$2,027	$15	$308
Interest	1	— (a)	—
Securities lending (net of fees)	2	— (a)	— (a)
Total Income	2,030	15	308
Expenses:
Investment advisory fees	1,043	51	183
Administration fees	87	4	13
Sub-Administration fees	8	7	8
12b-1 fees — Class A	297	9	35
12b-1 fees — Class C	11	3	5
12b-1 fees — Class R	115	—	39
Custodian fees	8	1	2
Transfer agent fees — Class A	77	4	15
Transfer agent fees — Class C	2	— (a)	— (a)
Transfer agent fees — Class I	8	2	1
Transfer agent fees — Class R	16	—	11
Transfer agent fees — Class R6	— (a)	—	—
Transfer agent fees — Class Y	3	1	— (a)
Trustees' fees	10	1	2
Compliance fees	1	— (a)	— (a)
Legal and audit fees	10	5	6
State registration and filing fees	40	26	31
Other expenses	22	6	8
Total Expenses	1,758	120	359
Expenses waived/reimbursed by Adviser	(13)	(37)	(34)
Net Expenses	1,745	83	325
Net Investment Income (Loss)	285	(68)	(17)
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities	23,757	1,935	4,256
Net change in unrealized appreciation/depreciation on investment securities	(56,395)	(6,785)	(9,048)
Net realized/unrealized gains (losses) on investments	(32,638)	(4,850)	(4,792)
Change in net assets resulting from operations	$(32,353)	$(4,918)	$(4,809)

(a)  Rounds to less than $1 thousand.

See notes to financial statements.

Victory Portfolios	Statements of Operations For the Six Months Ended April 30, 2022

(Amounts in Thousands)  (Unaudited)

	Victory THB US Small Opportunities Fund	Victory Strategic Allocation Fund	Victory INCORE Fund for Income
Investment Income:
Income distributions from affiliated funds	$—	$629	$—
Dividends from unaffiliated investments	496	—	— (a)
Interest from unaffiliated investments	—	—	4,250
Securities lending (net of fees)	3	—	—
Total Income	499	629	4,250
Expenses:
Investment advisory fees	460	14	1,496
Administration fees	22	8	167
Sub-Administration fees	8	6	11
12b-1 fees — Class A	2	20	148
12b-1 fees — Class C	—	12	44
12b-1 fees — Class R	—	3	26
Custodian fees	2	1	15
Transfer agent fees — Class A	2	9	56
Transfer agent fees — Class C	—	2	5
Transfer agent fees — Class I	36	4	173
Transfer agent fees — Class R	—	1	9
Transfer agent fees — Class R6	—	—	1
Transfer agent fees — Class Y	—	—	57
Transfer agent fees — Member Class	—	—	1
Trustees' fees	3	2	18
Compliance fees	— (a)	— (a)	2
Legal and audit fees	7	5	7
State registration and filing fees	26	29	67
Line of credit fees	— (a)	—	—
Interfund lending fees	—	—	— (a)
Other expenses	7	7	77
Recoupment of prior expenses waived/reimbursed by Adviser	—	—	1
Total Expenses	575	123	2,381
Expenses waived/reimbursed by Adviser	(71)	(67)	(129)
Net Expenses	504	56	2,252
Net Investment Income (Loss)	(5)	573	1,998
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from sales of affiliated funds	—	313	—
Net realized gains (losses) from unaffiliated investment securities	4,536	6	(1,221)
Capital gain distributions received from affiliated funds	—	447	—
Net change in unrealized appreciation/depreciation on affiliated funds	—	(3,298)	—
Net change in unrealized appreciation/depreciation on unaffiliated investment securities	(18,999)	—	(28,390)
Net realized/unrealized gains (losses) on investments	(14,463)	(2,532)	(29,611)
Change in net assets resulting from operations	$(14,468)	$(1,959)	$(27,613)

(a)  Rounds to less than $1 thousand.

See notes to financial statements.

Victory Portfolios	Statements of Operations For the Six Months Ended April 30, 2022

(Amounts in Thousands)  (Unaudited)

Victory INCORE Investment Grade Convertible Fund
Investment Income:
Dividends	$4,055
Interest	1,355
Securities lending (net of fees)	424
Total Income	5,834
Expenses:
Investment advisory fees	1,652
Administration fees	121
Sub-Administration fees	8
12b-1 fees — Class A	26
Custodian fees	9
Transfer agent fees — Class A	8
Transfer agent fees — Class I	139
Transfer agent fees — Member Class	1
Trustees' fees	13
Compliance fees	2
Legal and audit fees	13
State registration and filing fees	33
Interfund lending fees	— (a)
Recoupment of prior expenses waived/reimbursed by Adviser	5
Other expenses	24
Total Expenses	2,054
Expenses waived/reimbursed by Adviser	(10)
Net Expenses	2,044
Net Investment Income (Loss)	3,790
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities	4,965
Net change in unrealized appreciation/depreciation on investment securities	(29,606)
Net realized/unrealized gains (losses) on investments	(24,641)
Change in net assets resulting from operations	$(20,851)

(a)  Rounds to less than $1 thousand.

See notes to financial statements.

Victory Portfolios	Statements of Changes in Net Assets

(Amounts in Thousands)

	Victory Diversified Stock Fund		Victory NewBridge Large Cap Growth Fund		Victory Special Value Fund
	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021
From Investment Activities:
Operations:
Net Investment Income (Loss)	$285	$(66)	$(68)	$(185)	$(17)	$(125)
Net realized gains (losses)	23,757	48,095	1,935	4,481	4,256	9,190
Net change in unrealized appreciation/depreciation	(56,395)	64,146	(6,785)	660	(9,048)	8,963
Change in net assets resulting from operations	(32,353)	112,175	(4,918)	4,956	(4,809)	18,028
Distributions to Shareholders:
Class A	(33,219)	(4,846)	(2,162)	(924)	(4,420)	(913)
Class C	(349)	(83)	(149)	(429)	(178)	(36)
Class I	(4,092)	(570)	(1,267)	(641)	(565)	(121)
Class R	(6,603)	(1,037)	—	—	(2,680)	(543)
Class R6	(552)	(85)	—	—	—	—
Class Y	(679)	(99)	(277)	(148)	(126)	(23)
Change in net assets resulting from distributions to shareholders	(45,494)	(6,720)	(3,855)	(2,142)	(7,969)	(1,636)
Change in net assets resulting from capital transactions	26,541	(25,722)	1,151	(1,834)	4,789	(8,094)
Change in net assets	(51,306)	79,733	(7,622)	980	(7,989)	8,298
Net Assets:
Beginning of period	334,339	254,606	17,842	16,862	51,205	42,907
End of period	$283,033	$334,339	$10,220	$17,842	$43,216	$51,205

(continues on next page)

See notes to financial statements.

Victory Portfolios	Statements of Changes in Net Assets

(Amounts in Thousands)  (continued)

	Victory Diversified Stock Fund		Victory NewBridge Large Cap Growth Fund		Victory Special Value Fund
	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021
Capital Transactions:
Class A
Proceeds from shares issued	$5,800	$7,876	$377	$701	$2,454	$1,518
Distributions reinvested	30,579	4,436	1,813	740	4,020	831
Cost of shares redeemed	(13,893)	(27,454)	(902)	(1,851)	(3,145)	(7,055)
Total Class A	$22,486	$(15,142)	$1,288	$(410)	$3,329	$(4,706)
Class C
Proceeds from shares issued	$95	$80	$42	$93	$2	$36
Distributions reinvested	349	82	106	338	178	36
Cost of shares redeemed	(396)	(1,782)	(80)	(752)	(9)	(249)
Total Class C	$48	$(1,620)	$68	$(321)	$171	$(177)
Class I
Proceeds from shares issued	$3,885	$1,886	$187	$1,047	$2	$406
Distributions reinvested	3,926	537	1,213	624	503	101
Cost of shares redeemed	(4,512)	(4,406)	(1,712)	(2,047)	(413)	(1,187)
Total Class I	$3,299	$(1,983)	$(312)	$(376)	$92	$(680)
Class R
Proceeds from shares issued	$539	$721	$—	$—	$1,176	$1,962
Distributions reinvested	6,442	1,016	—	—	2,661	530
Cost of shares redeemed	(4,356)	(8,082)	—	—	(2,725)	(5,022)
Total Class R	$2,625	$(6,345)	$—	$—	$1,112	$(2,530)
Class R6
Proceeds from shares issued	$82	$183	$—	$—	$—	$—
Distributions reinvested	552	85	—	—	—	—
Cost of shares redeemed	(3,190)	(618)	—	—	—	—
Total Class R6	$(2,556)	$(350)	$—	$—	$—	$—
Class Y
Proceeds from shares issued	$265	$284	$37	$266	$20	$82
Distributions reinvested	570	83	251	131	99	18
Cost of shares redeemed	(196)	(649)	(181)	(1,124)	(34)	(101)
Total Class Y	$639	$(282)	$107	$(727)	$85	$(1)
Change in net assets resulting from capital transactions	$26,541	$(25,722)	$1,151	$(1,834)	$4,789	$(8,094)

  (continues on next page)

See notes to financial statements.

Victory Portfolios	Statements of Changes in Net Assets

(Amounts in Thousands)  (continued)

	Victory Diversified Stock Fund		Victory NewBridge Large Cap Growth Fund		Victory Special Value Fund
	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021
Share Transactions:
Class A
Issued	258	378	76	110	78	48
Reinvested	1,382	231	356	118	125	29
Redeemed	(623)	(1,303)	(181)	(277)	(96)	(222)
Total Class A	1,017	(694)	251	(49)	107	(145)
Class C (a)
Issued	5	3	7	13	— (b)	2
Reinvested	18	5	18	47	6	1
Redeemed	(21)	(94)	(15)	(99)	— (b)	(10)
Total Class C	2	(86)	10	(39)	6	(7)
Class I
Issued	163	86	36	139	— (b)	13
Reinvested	177	28	195	86	16	3
Redeemed	(211)	(208)	(234)	(260)	(12)	(37)
Total Class I	129	(94)	(3)	(35)	4	(21)
Class R
Issued	23	35	—	—	39	65
Reinvested	300	54	—	—	88	20
Redeemed	(196)	(387)	—	—	(90)	(167)
Total Class R	127	(298)	—	—	37	(82)
Class R6
Issued	5	8	—	—	—	—
Reinvested	25	4	—	—	—	—
Redeemed	(143)	(29)	—	—	—	—
Total Class R6	(113)	(17)	—	—	—	—
Class Y
Issued	11	14	8	38	1	2
Reinvested	26	4	44	19	2	1
Redeemed	(8)	(31)	(29)	(152)	(1)	(3)
Total Class Y	29	(13)	23	(95)	2	— (b)
Change in Shares	1,191	(1,202)	281	(218)	156	(255)

(a)  As described in Note 9 in the Notes to Financial Statements, Victory NewBridge Large Cap Growth Fund Class C share amounts have been adjusted for a 1:5 reverse stock split.

(b)  Rounds to less than 1 thousand.

See notes to financial statements.

Victory Portfolios	Statements of Changes in Net Assets

(Amounts in Thousands)

	Victory THB US Small Opportunities Fund(a)		Victory Strategic Allocation Fund		Victory INCORE Fund for Income
	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021
From Investment Activities:
Operations:
Net Investment Income (Loss)	$(5)	$(624)	$573	$823	$1,998	$3,362
Net realized gains (losses)	4,536	12,921	766	128	(1,221)	(1,300)
Net change in unrealized appreciation/ depreciation	(18,999)	17,176	(3,298)	5,000	(28,390)	(8,573)
Change in net assets resulting from operations	(14,468)	29,473	(1,959)	5,951	(27,613)	(6,511)
Distributions to Shareholders:
Class A	(192)	—	(318)	(464)	(2,919)	(6,501)
Class C	—	—	(39)	(54)	(185)	(542)
Class I	(8,253)	—	(193)	(264)	(8,815)	(23,178)
Class R	—	—	(23)	(34)	(510)	(1,747)
Class R6	—	—	—	—	(749)	(1,851)
Class Y	—	—	—	—	(2,679)	(7,361)
Member Class	—	—	—	—	(25)	(33	)(b)
Change in net assets resulting from distributions to shareholders	(8,445)	—	(573)	(816)	(15,882)	(41,213)
Change in net assets resulting from capital transactions	7,406	9,212	(181)	(341)	(100,868)	(295,207)
Change in net assets	(15,507)	38,685	(2,713)	4,794	(144,363)	(342,931)
Net Assets:
Beginning of period	89,384	50,699	29,432	24,638	698,969	1,041,900
End of period	$73,877	$89,384	$26,719	$29,432	$554,606	$698,969

(a)  On May 3, 2021, the THB Asset Management Microcap Fund (the "Predecessor Fund") was reorganized into the Victory THB US Small Opportunities Fund (the "Victory THB Fund"). Investor Class and Institutional Class shares of the Predecessor Fund were exchanged on a tax-free basis for Class A and Class I shares, respectively, of the Victory THB Fund. Information presented prior to May 3, 2021, is that of the Predecessor Fund. See Note 1 in the Notes to Financial Statements.

(b)  Member Class activity is for the period November 3, 2020 (commencement of operations) to October 31, 2021.

(continues on next page)

See notes to financial statements.

Victory Portfolios	Statements of Changes in Net Assets

(Amounts in Thousands)  (continued)

	Victory THB US Small Opportunities Fund(a)		Victory Strategic Allocation Fund		Victory INCORE Fund for Income
	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021
Capital Transactions:
Class A
Proceeds from shares issued	$168	$5,749	$790	$1,793	$9,502	$43,381
Distributions reinvested	190	—	306	448	2,604	5,738
Redemption fees (b)	—	1	—	—	—	—
Cost of shares redeemed	(1,023)	(3,959)	(1,348)	(3,213)	(25,635)	(63,627)
Total Class A	$(665)	$1,791	$(252)	$(972)	$(13,529)	$(14,508)
Class C
Proceeds from shares issued	$—	$—	$268	$650	$328	$1,685
Distributions reinvested	—	—	39	53	175	505
Cost of shares redeemed	—	—	(406)	(623)	(2,280)	(12,166)
Total Class C	$—	$—	$(99)	$80	$(1,777)	$(9,976)
Class I
Proceeds from shares issued	$10,187	$15,429	$825	$1,842	$43,105	$163,315
Distributions reinvested	7,418	—	191	261	7,469	20,000
Redemption fees (b)	—	2	—	—	—	—
Cost of shares redeemed	(9,534)	(8,010)	(842)	(1,305)	(111,167)	(362,435)
Total Class I	$8,071	$7,421	$174	$798	$(60,593)	$(179,120)
Class R
Proceeds from shares issued	$—	$—	$9	$93	$735	$4,576
Distributions reinvested	—	—	23	34	497	1,705
Cost of shares redeemed	—	—	(36)	(374)	(4,291)	(24,238)
Total Class R	$—	$—	$(4)	$(247)	$(3,059)	$(17,957)
Class R6
Proceeds from shares issued	$—	$—	$—	$—	$5,251	$11,111
Distributions reinvested	—	—	—	—	740	1,831
Cost of shares redeemed	—	—	—	—	(6,126)	(30,159)
Total Class R6	$—	$—	$—	$—	$(135)	$(17,217)
Class Y
Proceeds from shares issued	$—	$—	$—	$—	$16,399	$94,608
Distributions reinvested	—	—	—	—	2,676	7,353
Cost of shares redeemed	—	—	—	—	(41,254)	(159,309)
Total Class Y	$—	$—	$—	$—	$(22,179)	$(57,348)
Member Class
Proceeds from shares issued	$—	$—	$—	$—	$754	$1,372	(c)
Distributions reinvested	—	—	—	—	25	33	(c)
Cost of shares redeemed	—	—	—	—	(375)	(486	)(c)
Total Member Class	$—	$—	$—	$—	$404	$919
Change in net assets resulting from capital transactions	$7,406	$9,212	$(181)	$(341)	$(100,868)	$(295,207)

(a)  On May 3, 2021, the THB Asset Management Microcap Fund (the "Predecessor Fund") was reorganized into the Victory THB US Small Opportunities Fund (the "Victory THB Fund"). Investor Class and Institutional Class shares of the Predecessor Fund were exchanged on a tax-free basis for Class A and Class I shares, respectively, of the Victory THB Fund. Information presented prior to May 3, 2021, is that of the Predecessor Fund. See Note 1 in the Notes to Financial Statements.

(b)  Redemptions Fees — see Note 2 in the Notes to Financial Statements

(c) Member Class activity is for the period November 3, 2020 (commencement of operations) to October 31, 2021.

(continues on next page)

See notes to financial statements.

Victory Portfolios	Statements of Changes in Net Assets

(Amounts in Thousands)  (continued)

	Victory THB US Small Opportunities Fund(a)		Victory Strategic Allocation Fund		Victory INCORE Fund for Income
	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021
Share Transactions:
Class A
Issued	7	227	41	95	1,235	5,258
Reinvested	9	—	16	23	340	703
Redeemed	(43)	(159)	(70)	(168)	(3,333)	(7,717)
Total Class A	(27)	68	(13)	(50)	(1,758)	(1,756)
Class C
Issued	—	—	14	35	43	206
Reinvested	—	—	2	3	23	62
Redeemed	—	—	(21)	(34)	(299)	(1,486)
Total Class C	—	—	(5)	4	(233)	(1,218)
Class I
Issued	482	639	42	96	5,608	19,802
Reinvested	342	—	10	13	974	2,447
Redeemed	(438)	(319)	(43)	(69)	(14,424)	(43,989)
Total Class I	386	320	9	40	(7,842)	(21,740)
Class R
Issued	—	—	— (b)	5	95	552
Reinvested	—	—	1	2	65	208
Redeemed	—	—	(2)	(20)	(551)	(2,981)
Total Class R	—	—	(1)	(13)	(391)	(2,221)
Class R6
Issued	—	—	—	—	680	1,349
Reinvested	—	—	—	—	97	224
Redeemed	—	—	—	—	(797)	(3,665)
Total Class R6	—	—	—	—	(20)	(2,092)
Class Y
Issued	—	—	—	—	2,129	11,518
Reinvested	—	—	—	—	349	900
Redeemed	—	—	—	—	(5,333)	(19,398)
Total Class Y	—	—	—	—	(2,855)	(6,980)
Member Class
Issued	—	—	—	—	99	166	(c)
Reinvested	—	—	—	—	3	4	(c)
Redeemed	—	—	—	—	(48)	(60	)(c)
Total Member Class	—	—	—	—	54	110
Change in Shares	359	388	(10)	(19)	(13,045)	(35,897)

(a)  On May 3, 2021, the THB Asset Management Microcap Fund (the "Predecessor Fund") was reorganized into the Victory THB US Small Opportunities Fund (the "Victory THB Fund"). Investor Class and Institutional Class shares of the Predecessor Fund were exchanged on a tax-free basis for Class A and Class I shares, respectively, of the Victory THB Fund. Information presented prior to May 3, 2021, is that of the Predecessor Fund. See Note 1 in the Notes to Financial Statements.

(b)  Rounds to less than 1 thousand.

(c)  Member Class activity is for the period November 3, 2020 (commencement of operations) to October 31, 2021.

See notes to financial statements.

Victory Portfolios	Statements of Changes in Net Assets

(Amounts in Thousands)

	Victory INCORE Investment Grade Convertible Fund
	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021
From Investment Activities:
Operations:
Net Investment Income (Loss)	$3,790	$5,579
Net realized gains (losses)	4,965	35,138
Net change in unrealized appreciation/depreciation	(29,606)	21,029
Change in net assets resulting from operations	(20,851)	61,746
Distributions to Shareholders:
Class A	(1,893)	(820)
Class I	(35,608)	(14,821)
Member Class	(54)	(3	)(a)
Change in net assets resulting from distributions to shareholders	(37,555)	(15,644)
Change in net assets resulting from capital transactions	84,664	85,682
Change in net assets	26,258	131,784
Net Assets:
Beginning of period	425,278	293,494
End of period	$451,536	$425,278

(a)  Member Class activity is for the period November 3, 2020 (commencement of operations) to October 31, 2021.

(continues on next page)

See notes to financial statements.

Victory Portfolios	Statements of Changes in Net Assets

(Amounts in Thousands)  (continued)

	Victory INCORE Investment Grade Convertible Fund
	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021
Capital Transactions:
Class A
Proceeds from shares issued	$2,214	$8,473
Distributions reinvested	1,647	711
Cost of shares redeemed	(2,413)	(6,798)
Total Class A	$1,448	$2,386
Class I
Proceeds from shares issued	$165,522	$174,838
Distributions reinvested	34,273	14,661
Cost of shares redeemed	(117,156)	(106,697)
Total Class I	$82,639	$82,802
Member Class
Proceeds from shares issued	$746	$657	(a)
Distributions reinvested	54	3	(a)
Cost of shares redeemed	(223)	(166	)(a)
Total Member Class	$577	$494
Change in net assets resulting from capital transactions	$84,664	$85,682
Share Transactions:
Class A
Issued	121	441
Reinvested	89	39
Redeemed	(131)	(353)
Total Class A	79	127
Class I
Issued	8,946	8,995
Reinvested	1,855	797
Redeemed	(6,335)	(5,604)
Total Class I	4,466	4,188
Member Class
Issued	38	33	(a)
Reinvested	3	—	(a)(b)
Redeemed	(11)	(8	)(a)
Total Member Class	30	25
Change in Shares	4,575	4,340

(a)  Member Class activity is for the period November 3, 2020 (commencement of operations) to October 31, 2021.

(b)  Rounds to less than 1 thousand.
See notes to financial statements.

This page is intentionally left blank.

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses)	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments
Victory Diversified Stock Fund
Class A
Six Months Ended April 30, 2022 (Unaudited)	$24.89	0.02	(2.14)	(2.12)	(0.03)	(3.36)
Year Ended October 31: 2021	$17.41	— (e)	7.95	7.95	(0.01)	(0.46)
2020	$17.65	0.05	0.90	0.95	(0.04)	(1.15)
2019	$17.90	0.09	1.65	1.74	(0.08)	(1.91)
2018	$22.03	0.06	0.17	0.23	(0.06)	(4.30)
2017	$18.01	0.13	4.28	4.41	(0.17)	(0.22)
Class C
Six Months Ended April 30, 2022 (Unaudited)	$22.70	(0.07)	(1.93)	(2.00)	—	(3.36)
Year Ended October 31: 2021	$16.05	(0.18)	7.29	7.11	—	(0.46)
2020	$16.46	(0.10)	0.84	0.74	—	(1.15)
2019	$16.90	(0.05)	1.52	1.47	—	(1.91)
2018	$21.12	(0.10)	0.18	0.08	—	(4.30)
2017	$17.30	(0.02)	4.10	4.08	(0.04)	(0.22)
Class I
Six Months Ended April 30, 2022 (Unaudited)	$24.88	0.05	(2.15)	(2.10)	(0.05)	(3.36)
Year Ended October 31: 2021	$17.37	0.05	7.94	7.99	(0.02)	(0.46)
2020	$17.61	0.09	0.90	0.99	(0.08)	(1.15)
2019	$17.87	0.13	1.65	1.78	(0.13)	(1.91)
2018	$22.00	0.11	0.16	0.27	(0.10)	(4.30)
2017	$17.98	0.19	4.27	4.46	(0.22)	(0.22)

*  Does not include acquired fund fees and expenses, if any.

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(e)  Amount is less than $0.005 per share.

(f)  Amount is less than 0.005%.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

				Ratios to Average Net Assets				Supplemental Data
	Total Distributions	Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(b)	Net Expenses*(c)	Net Investment Income (Loss)(c)		Gross Expenses*(c)	Net Assets, End of Period (000's)	Portfolio Turnover(b)(d)
Victory Diversified Stock Fund
Class A
Six Months Ended April 30, 2022 (Unaudited)	(3.39)	$19.38	(10.23)%	1.07%	0.20%		1.07%	$211,232	38%
Year Ended October 31: 2021	(0.47)	$24.89	46.50%	1.07%	0.00	%(f)	1.07%	$246,063	61%
2020	(1.19)	$17.41	5.47%	1.09%	0.29%		1.09%	$184,217	95%
2019	(1.99)	$17.65	12.27%	1.08%	0.55%		1.08%	$204,945	132%
2018	(4.36)	$17.90	(0.20)%	1.05%	0.32%		1.05%	$264,297	112%
2017	(0.39)	$22.03	24.85%	1.05%	0.66%		1.05%	$311,255	133%
Class C
Six Months Ended April 30, 2022 (Unaudited)	(3.36)	$17.34	(10.67)%	2.02%	(0.75)%		2.41%	$1,840	38%
Year Ended October 31: 2021	(0.46)	$22.70	45.01%	2.02%	(0.93)%		2.32%	$2,371	61%
2020	(1.15)	$16.05	4.53%	2.05%	(0.64)%		2.14%	$3,046	95%
2019	(1.91)	$16.46	11.19%	2.02%	(0.35)%		2.02%	$5,909	132%
2018	(4.30)	$16.90	(1.02)%	1.89%	(0.53)%		1.89%	$11,586	112%
2017	(0.26)	$21.12	23.82%	1.87%	(0.12)%		1.87%	$36,001	133%
Class I
Six Months Ended April 30, 2022 (Unaudited)	(3.41)	$19.37	(10.14)%	0.83%	0.43%		0.84%	$24,177	38%
Year Ended October 31: 2021	(0.48)	$24.88	46.79%	0.83%	0.24%		0.85%	$27,856	61%
2020	(1.23)	$17.37	5.81%	0.84%	0.56%		0.86%	$21,071	95%
2019	(2.04)	$17.61	12.52%	0.84%	0.81%		0.84%	$31,619	132%
2018	(4.40)	$17.87	0.05%	0.79%	0.58%		0.79%	$46,122	112%
2017	(0.44)	$22.00	25.21%	0.80%	0.99%		0.80%	$74,466	133%

(continues on next page)

See notes to financial statements.

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses)	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments
Victory Diversified Stock Fund
Class R
Six Months Ended April 30, 2022 (Unaudited)	$24.25	(0.01)	(2.08)	(2.09)	(0.01)	(3.36)
Year Ended October 31: 2021	$17.01	(0.06)	7.76	7.70	—	(0.46)
2020	$17.29	— (e)	0.88	0.88	(0.01)	(1.15)
2019	$17.58	0.04	1.62	1.66	(0.04)	(1.91)
2018	$21.71	0.01	0.16	0.17	— (e)	(4.30)
2017	$17.75	0.07	4.23	4.30	(0.12)	(0.22)
Class R6
Six Months Ended April 30, 2022 (Unaudited)	$24.91	0.06	(2.16)	(2.10)	(0.06)	(3.36)
Year Ended October 31: 2021	$17.38	0.06	7.95	8.01	(0.02)	(0.46)
2020	$17.62	0.08	0.92	1.00	(0.09)	(1.15)
2019	$17.88	0.14	1.64	1.78	(0.13)	(1.91)
2018	$22.00	0.11	0.17	0.28	(0.10)	(4.30)
2017	$17.98	0.18	4.29	4.47	(0.23)	(0.22)
Class Y
Six Months Ended April 30, 2022 (Unaudited)	$24.93	0.04	(2.15)	(2.11)	(0.05)	(3.36)
Year Ended October 31: 2021	$17.41	0.05	7.95	8.00	(0.02)	(0.46)
2020	$17.65	0.09	0.90	0.99	(0.08)	(1.15)
2019	$17.90	0.12	1.66	1.78	(0.12)	(1.91)
2018	$22.02	0.11	0.16	0.27	(0.09)	(4.30)
2017	$18.00	0.17	4.28	4.45	(0.21)	(0.22)

*  Does not include acquired fund fees and expenses, if any.

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(e)  Amount is less than $0.005 per share.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period  (continued)

				Ratios to Average Net Assets			Supplemental Data
	Total Distributions	Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(b)	Net Expenses*(c)	Net Investment Income (Loss)(c)	Gross Expenses*(c)	Net Assets, End of Period (000's)	Portfolio Turnover(b)(d)
Victory Diversified Stock Fund
Class R
Six Months Ended April 30, 2022 (Unaudited)	(3.37)	$18.79	(10.37)%	1.35%	(0.08)%	1.35%	$40,351	38%
Year Ended October 31: 2021	(0.46)	$24.25	46.02%	1.35%	(0.28)%	1.35%	$48,980	61%
2020	(1.16)	$17.01	5.25%	1.37%	0.01%	1.37%	$39,432	95%
2019	(1.95)	$17.29	11.90%	1.37%	0.26%	1.37%	$47,981	132%
2018	(4.30)	$17.58	(0.47)%	1.34%	0.03%	1.34%	$54,776	112%
2017	(0.34)	$21.71	24.56%	1.33%	0.38%	1.33%	$66,310	133%
Class R6
Six Months Ended April 30, 2022 (Unaudited)	(3.42)	$19.39	(10.11)%	0.78%	0.56%	1.27%	$941	38%
Year Ended October 31: 2021	(0.48)	$24.91	46.89%	0.78%	0.29%	1.10%	$4,040	61%
2020	(1.24)	$17.38	5.86%	0.78%	0.49%	1.34%	$3,103	95%
2019	(2.04)	$17.62	12.58%	0.78%	0.83%	1.24%	$2,313	132%
2018	(4.40)	$17.88	0.10%	0.78%	0.58%	1.21%	$2,189	112%
2017	(0.45)	$22.00	25.24%	0.78%	0.94%	1.29%	$2,427	133%
Class Y
Six Months Ended April 30, 2022 (Unaudited)	(3.41)	$19.41	(10.14)%	0.86%	0.40%	0.94%	$4,492	38%
Year Ended October 31: 2021	(0.48)	$24.93	46.75%	0.86%	0.21%	0.96%	$5,029	61%
2020	(1.23)	$17.41	5.72%	0.86%	0.52%	1.31%	$3,737	95%
2019	(2.03)	$17.65	12.53%	0.86%	0.76%	1.33%	$4,249	132%
2018	(4.39)	$17.90	0.01%	0.86%	0.54%	1.13%	$4,373	112%
2017	(0.43)	$22.02	25.11%	0.86%	0.88%	0.94%	$8,843	133%

See notes to financial statements.

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses)	Total from Investment Activities	Net Realized Gains from Investments	Total Distributions
Victory NewBridge Large Cap Growth Fund
Class A
Six Months Ended April 30, 2022 (Unaudited)	$7.41	(0.03)	(1.82)	(1.85)	(1.85)	(1.85)
Year Ended October 31: 2021	$6.31	(0.08)	1.94	1.86	(0.76)	(0.76)
2020	$5.52	(0.06)	1.91	1.85	(1.06)	(1.06)
2019	$7.94	(0.05)	0.05	— (e)	(2.42)	(2.42)
2018	$10.23	(0.09)	0.85	0.76	(3.05)	(3.05)
2017	$12.79	(0.09)	1.82	1.73	(4.29)	(4.29)
Class C
Six Months Ended April 30, 2022 (Unaudited) (f)	$8.43	(0.06)	(2.13)	(2.19)	(1.85)	(1.85)
Year Ended October 31: 2021 (f)	$9.87	(0.15)	2.51	2.36	(3.80)	(3.80)
2020 (f)	$12.15	(0.15)	3.17	3.02	(5.30)	(5.30)
2019 (f)	$25.00	(0.30)	(0.45)	(0.75)	(12.10)	(12.10)
2018 (f)	$37.93	(0.50)	2.82	2.32	(15.25)	(15.25)
2017 (f)	$53.25	(0.60)	6.73	6.13	(21.45)	(21.45)
Class I
Six Months Ended April 30, 2022 (Unaudited)	$8.60	(0.02)	(2.19)	(2.21)	(1.85)	(1.85)
Year Ended October 31: 2021	$7.18	(0.06)	2.24	2.18	(0.76)	(0.76)
2020	$6.13	(0.04)	2.15	2.11	(1.06)	(1.06)
2019	$8.49	(0.04)	0.10	0.06	(2.42)	(2.42)
2018	$10.71	(0.06)	0.89	0.83	(3.05)	(3.05)
2017	$13.13	(0.05)	1.92	1.87	(4.29)	(4.29)
Class Y
Six Months Ended April 30, 2022 (Unaudited)	$8.08	(0.02)	(2.03)	(2.05)	(1.85)	(1.85)
Year Ended October 31: 2021	$6.79	(0.06)	2.11	2.05	(0.76)	(0.76)
2020	$5.86	(0.04)	2.03	1.99	(1.06)	(1.06)
2019	$8.24	(0.04)	0.08	0.04	(2.42)	(2.42)
2018	$10.48	(0.06)	0.87	0.81	(3.05)	(3.05)
2017	$12.96	(0.06)	1.87	1.81	(4.29)	(4.29)

*  Does not include acquired fund fees and expenses, if any.

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

			Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(b)	Net Expenses*(c)	Net Investment Income (Loss)(c)	Gross Expenses*(c)	Net Assets, End of Period (000's)	Portfolio Turnover(b)(d)
Victory NewBridge Large Cap Growth Fund
Class A
Six Months Ended April 30, 2022 (Unaudited)	$3.71	(31.71)%	1.36%	(1.14)%	1.72%	$5,315	23%
Year Ended October 31: 2021	$7.41	31.73%	1.36%	(1.20)%	1.56%	$8,749	39%
2020	$6.31	39.61%	1.36%	(1.08)%	1.52%	$7,757	39%
2019	$5.52	4.56%	1.36%	(0.97)%	1.60%	$5,732	62%
2018	$7.94	9.41%	1.36%	(1.05)%	1.47%	$5,546	41%
2017	$10.23	20.84%	1.40%	(0.94)%	1.40%	$7,639	60%
Class C
Six Months Ended April 30, 2022 (Unaudited) (f)	$4.39	(32.08)%	2.10%	(1.88)%	4.49%	$405	23%
Year Ended October 31: 2021 (f)	$8.43	31.44%	2.10%	(1.93)%	3.58%	$695	39%
2020 (f)	$9.87	37.97%	2.10%	(1.79)%	2.67%	$1,190	39%
2019 (f)	$12.15	3.92%	2.10%	(1.71)%	2.70%	$1,768	62%
2018 (f)	$25.00	8.47%	2.10%	(1.78)%	2.40%	$3,042	41%
2017 (f)	$37.93	20.06%	2.10%	(1.64)%	2.27%	$4,201	60%
Class I
Six Months Ended April 30, 2022 (Unaudited)	$4.54	(31.46)%	0.95%	(0.73)%	1.49%	$3,727	23%
Year Ended October 31: 2021	$8.60	32.38%	0.95%	(0.79)%	1.34%	$7,085	39%
2020	$7.18	39.95%	0.95%	(0.66)%	1.31%	$6,171	39%
2019	$6.13	5.11%	0.95%	(0.56)%	1.26%	$6,043	62%
2018	$8.49	9.74%	0.95%	(0.63)%	1.09%	$10,633	41%
2017	$10.71	21.52%	0.95%	(0.47)%	1.01%	$16,103	60%
Class Y
Six Months Ended April 30, 2022 (Unaudited)	$4.18	(31.51)%	1.02%	(0.80)%	1.78%	$773	23%
Year Ended October 31: 2021	$8.08	32.32%	1.02%	(0.86)%	1.49%	$1,313	39%
2020	$6.79	39.72%	1.02%	(0.73)%	1.78%	$1,744	39%
2019	$5.86	5.06%	1.02%	(0.63)%	1.69%	$2,498	62%
2018	$8.24	9.75%	1.02%	(0.72)%	1.48%	$3,411	41%
2017	$10.48	21.30%	1.02%	(0.55)%	1.42%	$2,128	60%

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(e)  Amount is less than $0.005 per share.

(f)  As described in Note 9 in the Notes to Financial Statements, per share amounts adjusted for a 1:5 reverse stock split.

See notes to financial statements.

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses)	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments
Victory Special Value Fund
Class A
Six Months Ended April 30, 2022 (Unaudited)	$37.00	— (e)	(3.04)	(3.04)	—	(5.72)
Year Ended October 31: 2021	$26.23	(0.05)	11.82	11.77	— (e)	(1.00)
2020	$25.78	0.04	1.29	1.33	(0.09)	(0.79)
2019	$26.10	0.10	2.26	2.36	(0.03)	(2.65)
2018	$26.31	0.05	(0.15)	(0.10)	(0.11)	—
2017	$21.48	0.13	4.95	5.08	(0.25)	—
Class C
Six Months Ended April 30, 2022 (Unaudited)	$31.59	(0.11)	(2.49)	(2.60)	—	(5.72)
Year Ended October 31: 2021	$22.72	(0.28)	10.15	9.87	—	(1.00)
2020	$22.54	(0.16)	1.13	0.97	—	(0.79)
2019	$23.34	(0.09)	1.94	1.85	—	(2.65)
2018	$23.66	(0.18)	(0.14)	(0.32)	—	—
2017	$19.34	(0.08)	4.45	4.37	(0.05)	—
Class I
Six Months Ended April 30, 2022 (Unaudited)	$37.54	0.04	(3.11)	(3.07)	—	(5.72)
Year Ended October 31: 2021	$26.59	0.01	11.99	12.00	(0.05)	(1.00)
2020	$26.13	0.08	1.31	1.39	(0.14)	(0.79)
2019	$26.39	0.14	2.30	2.44	(0.05)	(2.65)
2018	$26.62	0.09	(0.15)	(0.06)	(0.17)	—
2017	$21.76	0.13	5.01	5.14	(0.28)	—

*  Does not include acquired fund fees and expenses, if any.

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(e)  Amount is less than $0.005 per share.

(f)  During the year, additional fees were voluntarily waived or reimbursed. Had these fees not been waived or reimbursed, the net expense ratio for each class would have been 0.10% higher.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

				Ratios to Average Net Assets				Supplemental Data
	Total Distributions	Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(b)	Net Expenses*(c)		Net Investment Income (Loss)(c)	Gross Expenses*(c)	Net Assets, End of Period (000's)	Portfolio Turnover(b)(d)
Victory Special Value Fund
Class A
Six Months Ended April 30, 2022 (Unaudited)	(5.72)	$28.24	(10.12)%	1.23	%(f)	0.03%	1.33%	$25,068	41%
Year Ended October 31: 2021	(1.00)	$37.00	46.06%	1.23	%(f)	(0.16)%	1.33%	$28,945	70%
2020	(0.88)	$26.23	5.15%	1.23	%(f)	0.14%	1.33%	$24,302	102%
2019	(2.68)	$25.78	11.32%	1.21%		0.41%	1.31%	$27,818	126%
2018	(0.11)	$26.10	(0.42)%	1.17%		0.19%	1.27%	$32,565	113%
2017	(0.25)	$26.31	23.84%	1.17%		0.53%	1.27%	$35,223	135%
Class C
Six Months Ended April 30, 2022 (Unaudited)	(5.72)	$23.27	(10.55)%	2.10	%(f)	(0.84)%	3.18%	$870	41%
Year Ended October 31: 2021	(1.00)	$31.59	44.81%	2.10	%f)	(1.02)%	3.53%	$978	70%
2020	(0.79)	$22.72	4.26%	2.10	%(f)	(0.72)%	2.99%	$863	102%
2019	(2.65)	$22.54	10.34%	2.10%		(0.44)%	2.79%	$1,241	126%
2018	—	$23.34	(1.35)%	2.10%		(0.75)%	2.27%	$2,145	113%
2017	(0.05)	$23.66	22.65%	2.10%		(0.38)%	2.21%	$7,296	135%
Class I
Six Months Ended April 30, 2022 (Unaudited)	(5.72)	$28.75	(10.05)%	1.05	%(f)	0.22%	1.33%	$3,056	41%
Year Ended October 31: 2021	(1.05)	$37.54	46.29%	1.05	%(f)	0.02%	1.33%	$3,861	70%
2020	(0.93)	$26.59	5.35%	1.05	%(f)	0.32%	1.31%	$3,283	102%
2019	(2.70)	$26.13	11.52%	1.05%		0.58%	1.34%	$3,274	126%
2018	(0.17)	$26.39	(0.28)%	1.02%		0.31%	1.16%	$3,678	113%
2017	(0.28)	$26.62	23.86%	1.15%		0.56%	1.25%	$3,703	135%

(continues on next page)

See notes to financial statements.

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses)	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments
Victory Special Value Fund
Class R
Six Months Ended April 30, 2022 (Unaudited)	$34.99	(0.04)	(2.84)	(2.88)	—	(5.72)
Year Ended October 31: 2021	$24.93	(0.14)	11.20	11.06	—	(1.00)
2020	$24.55	(0.04)	1.23	1.19	(0.02)	(0.79)
2019	$25.02	0.03	2.15	2.18	—	(2.65)
2018	$25.24	(0.03)	(0.15)	(0.18)	(0.04)	—
2017	$20.63	0.05	4.75	4.80	(0.19)	—
Class Y
Six Months Ended April 30, 2022 (Unaudited)	$37.31	0.04	(3.08)	(3.04)	—	(5.72)
Year Ended October 31: 2021	$26.44	0.02	11.92	11.94	(0.07)	(1.00)
2020	$25.98	0.09	1.32	1.41	(0.16)	(0.79)
2019	$26.25	0.15	2.28	2.43	(0.05)	(2.65)
2018	$26.47	0.12	(0.17)	(0.05)	(0.17)	—
2017	$21.62	0.18	4.98	5.16	(0.31)	—

*  Does not include acquired fund fees and expenses, if any.

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(e)  During the year, additional fees were voluntarily waived or reimbursed. Had these fees not been waived or reimbursed, the net expense ratio for each class would have been 0.10% higher.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period  (continued)

				Ratios to Average Net Assets				Supplemental Data
	Total Distributions	Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(b)	Net Expenses*(c)		Net Investment Income (Loss)(c)	Gross Expenses*(c)	Net Assets, End of Period (000's)	Portfolio Turnover(b)(d)
Victory Special Value Fund
Class R
Six Months Ended April 30, 2022 (Unaudited)	(5.72)	$26.39	(10.27)%	1.55	%(e)	(0.28)%	1.65%	$13,523	41%
Year Ended October 31: 2021	(1.00)	$34.99	45.59%	1.54	%(e)	(0.47)%	1.64%	$16,605	70%
2020	(0.81)	$24.93	4.82%	1.54	%(e)	(0.16)%	1.64%	$13,875	102%
2019	(2.65)	$24.55	11.03%	1.50%		0.13%	1.60%	$21,084	126%
2018	(0.04)	$25.02	(0.71)%	1.46%		(0.10)%	1.56%	$26,532	113%
2017	(0.19)	$25.24	23.43%	1.47%		0.24%	1.57%	$36,688	135%
Class Y
Six Months Ended April 30, 2022 (Unaudited)	(5.72)	$28.55	(10.03)%	1.00	%(e)	0.27%	1.55%	$699	41%
Year Ended October 31: 2021	(1.07)	$37.31	46.39%	1.00	%(e)	0.07%	1.77%	$816	70%
2020	(0.95)	$26.44	5.40%	1.00	%(e)	0.36%	3.68%	$584	102%
2019	(2.70)	$25.98	11.57%	1.00%		0.60%	4.50%	$520	126%
2018	(0.17)	$26.25	(0.21)%	0.97%		0.42%	2.82%	$436	113%
2017	(0.31)	$26.47	24.12%	0.93%		0.77%	2.07%	$1,219	135%

See notes to financial statements.

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses)	Total from Investment Activities	Net Realized Gains from Investments	Total Distributions
Victory THB US Small Opportunities Fund (e)
Class A
Six Months Ended April 30, 2022 (Unaudited)	$24.30	(0.05)	(3.76)	(3.81)	(2.40)	(2.40)
Year Ended October 31: 2021	$15.55	(0.20)	8.95	8.75	—	—
2020	$15.00	(0.17)	0.81 (f)	0.64	(0.09)	(0.09)
2019	$16.08	(0.14)	(0.44)	(0.58)	(0.50)	(0.50)
2018	$18.14	(0.15)	0.24	0.09	(2.15)	(2.15)
2017	$13.49	(0.16)	4.81	4.65	—	—
Class I
Six Months Ended April 30, 2022 (Unaudited)	$25.42	— (f)	(3.95)	(3.95)	(2.40)	(2.40)
Year Ended October 31: 2021	$16.20	(0.18)	9.40	9.22	—	—
2020	$15.56	(0.10)	0.83 (f)	0.73	(0.09)	(0.09)
2019	$16.58	(0.08)	(0.44)	(0.52)	(0.50)	(0.50)
2018	$18.59	(0.10)	0.24	0.14	(2.15)	(2.15)
2017	$13.75	(0.08)	4.92	4.84	—	—
*  Does not include acquired fund fees and expenses, if any.

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(e)  On May 3, 2021, the THB Asset Management Microcap Fund (the "Predecessor Fund") was reorganized into the Victory THB US Small Opportunities Fund (the "Victory THB Fund"). Investor Class and Institutional Class shares of the Predecessor Fund were exchanged on a tax-free basis for Class A and Class I shares, respectively, of the Victory THB Fund. Information presented prior to May 3, 2021, is that of the Predecessor Fund. See Note 1 in the Notes to Financial Statements.

(f)  Amount is less than $0.005 per share.

(g)  Amount is less than 0.005%.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

					Ratios to Average Net Assets				Supplemental Data
	Redemption Fees		Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(b)	Net Expenses*(c)	Net Investment Income (Loss)(c)		Gross Expenses*(c)	Net Assets, End of Period (000's)	Portfolio Turnover(b)(d)
Victory THB US Small Opportunities Fund (e)
Class A
Six Months Ended April 30, 2022 (Unaudited)	—		$18.09	(16.88)%	1.70%	(0.48)%		2.70%	$1,318	31%
Year Ended October 31: 2021	—		$24.30	56.27%	1.70%	(1.20)%		2.45%	$2,437	50%
2020	—		$15.55	4.25%	1.70%	(1.17)%		2.45%	$493	62%
2019	—		$15.00	(3.34)%	1.70%	(0.92)%		2.20%	$627	31%
2018	—		$16.08	0.45%	1.55%	(0.86)%		2.00%	$1,041	35%
2017	—		$18.14	34.47%	1.75%	(0.97)%		2.29%	$679	58%
Class I
Six Months Ended April 30, 2022 (Unaudited)	—		$19.07	(16.70)%	1.25%	0.00	%(g)	1.41%	$72,559	31%
Year Ended October 31: 2021	—	(f)	$25.42	56.98%	1.25%	(0.73)%		1.67%	$86,947	50%
2020	—		$16.20	4.68%	1.25%	(0.70)%		1.98%	$50,206	62%
2019	—		$15.56	(2.86)%	1.25%	(0.48)%		1.75%	$73,403	31%
2018	—		$16.58	0.73%	1.25%	(0.55)%		1.70%	$89,159	35%
2017	—		$18.59	35.20%	1.25%	(0.48)%		1.78%	$81,076	58%

See notes to financial statements.

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses)	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments
Victory Strategic Allocation Fund
Class A
Six Months Ended April 30, 2022 (Unaudited)	$19.94	0.39	(1.72)	(1.33)	(0.39)	—
Year Ended October 31: 2021	$16.48	0.56	3.46	4.02	(0.56)	—
2020	$16.47	0.23	0.41	0.64	(0.23)	(0.40)
2019	$15.44	0.43	1.12	1.55	(0.39)	(0.13)
2018	$16.41	0.29	(0.68)	(0.39)	(0.39)	(0.19)
2017	$14.80	0.50	1.51	2.01	(0.40)	—
Class C
Six Months Ended April 30, 2022 (Unaudited)	$19.56	0.31	(1.69)	(1.38)	(0.32)	—
Year Ended October 31: 2021	$16.19	0.40	3.40	3.80	(0.43)	—
2020	$16.18	0.13	0.39	0.52	(0.11)	(0.40)
2019	$15.19	0.30	1.10	1.40	(0.28)	(0.13)
2018	$16.19	0.21	(0.71)	(0.50)	(0.31)	(0.19)
2017	$14.65	0.43	1.44	1.87	(0.33)	—
Class I
Six Months Ended April 30, 2022 (Unaudited)	$20.06	0.42	(1.73)	(1.31)	(0.42)	—
Year Ended October 31: 2021	$16.57	0.61	3.48	4.09	(0.60)	—
2020	$16.56	0.27	0.41	0.68	(0.27)	(0.40)
2019	$15.52	0.46	1.13	1.59	(0.42)	(0.13)
2018	$16.48	0.35	(0.70)	(0.35)	(0.42)	(0.19)
2017	$14.86	0.55	1.50	2.05	(0.43)	—
Class R
Six Months Ended April 30, 2022 (Unaudited)	$19.89	0.36	(1.71)	(1.35)	(0.37)	—
Year Ended October 31: 2021	$16.44	0.51	3.45	3.96	(0.51)	—
2020	$16.43	0.19	0.42	0.61	(0.20)	(0.40)
2019	$15.41	0.36	1.14	1.50	(0.35)	(0.13)
2018	$16.38	0.27	(0.70)	(0.43)	(0.35)	(0.19)
2017	$14.79	0.46	1.49	1.95	(0.36)	—

*  Does not include acquired fund fees and expenses, if any.

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

				Ratios to Average Net Assets				Supplemental Data
	Total Distributions	Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(b)	Net Expenses*(c)	Net Investment Income (Loss)(c)	Gross Expenses*(c)		Net Assets, End of Period (000's)	Portfolio Turnover(b)(d)
Victory Strategic Allocation Fund
Class A
Six Months Ended April 30, 2022 (Unaudited)	(0.39)	$18.22	(6.79)%	0.40%	4.05%	0.79%		$14,715	8%
Year Ended October 31: 2021	(0.56)	$19.94	24.51%	0.40%	2.92%	0.80%		$16,378	22%
2020	(0.63)	$16.48	3.99%	0.40%	1.45%	0.81%		$14,364	13%
2019	(0.52)	$16.47	10.37%	0.40%	2.69%	0.77%		$15,365	5%
2018	(0.58)	$15.44	(2.56)%	0.40%	1.77%	0.28	%(e)	$18,747	40%
2017	(0.40)	$16.41	13.72%	0.30%	3.19%	0.79%		$14,820	51%
Class C
Six Months Ended April 30, 2022 (Unaudited)	(0.32)	$17.86	(7.16)%	1.15%	3.28%	1.97%		$2,202	8%
Year Ended October 31: 2021	(0.43)	$19.56	23.57%	1.15%	2.10%	2.02%		$2,507	22%
2020	(0.51)	$16.19	3.23%	1.15%	0.82%	1.90%		$2,009	13%
2019	(0.41)	$16.18	9.53%	1.15%	1.94%	1.72%		$3,193	5%
2018	(0.50)	$15.19	(3.26)%	1.15%	1.30%	1.08	%(e)	$4,445	40%
2017	(0.33)	$16.19	12.88%	1.03%	2.78%	1.58%		$8,814	51%
Class I
Six Months Ended April 30, 2022 (Unaudited)	(0.42)	$18.33	(6.69)%	0.15%	4.30%	0.58%		$8,651	8%
Year Ended October 31: 2021	(0.60)	$20.06	24.86%	0.15%	3.13%	0.56%		$9,283	22%
2020	(0.67)	$16.57	4.22%	0.15%	1.66%	0.59%		$7,006	13%
2019	(0.55)	$16.56	10.63%	0.15%	2.90%	0.59%		$5,743	5%
2018	(0.61)	$15.52	(2.29)%	0.15%	2.11%	0.01	%(e)	$8,811	40%
2017	(0.43)	$16.48	13.95%	0.10%	3.48%	0.61%		$9,153	51%
Class R
Six Months Ended April 30, 2022 (Unaudited)	(0.37)	$18.17	(6.92)%	0.65%	3.81%	1.90%		$1,151	8%
Year Ended October 31: 2021	(0.51)	$19.89	24.20%	0.65%	2.69%	1.82%		$1,264	22%
2020	(0.60)	$16.44	3.74%	0.65%	1.18%	1.76%		$1,259	13%
2019	(0.48)	$16.43	10.08%	0.65%	2.30%	1.87%		$1,308	5%
2018	(0.54)	$15.41	(2.77)%	0.65%	1.63%	1.01	%(e)	$1,529	40%
2017	(0.36)	$16.38	13.36%	0.56%	2.96%	1.80%		$1,892	51%

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(e)  The amount includes a change in accounting estimate. Without this change in accounting estimate, the gross expense ratio would have been 0.67%, 1.54%, 0.42% and 1.43% for Class A, C, I and R, respectively.

See notes to financial statements.

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities					Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)		Net Realized and Unrealized Gains (Losses)		Total from Investment Activities	Net Investment Income	Total Distributions
Victory INCORE Fund for Income
Class A
Six Months Ended April 30, 2022 (Unaudited)	$7.92	0.02		(0.37)		(0.35)	(0.19)	(0.19)
Year Ended October 31: 2021	$8.40	0.02		(0.11)		(0.09)	(0.39)	(0.39)
2020	$8.56	0.06		0.17		0.23	(0.39)	(0.39)
2019	$8.56	0.18		0.28		0.46	(0.46)	(0.46)
2018	$9.09	0.15	(e)	(0.23	)(e)	(0.08)	(0.45)	(0.45)
2017	$9.63	0.10		(0.15)		(0.05)	(0.49)	(0.49)
Class C
Six Months Ended April 30, 2022 (Unaudited)	$7.84	(0.01)		(0.37)		(0.38)	(0.16)	(0.16)
Year Ended October 31: 2021	$8.31	(0.05)		(0.10)		(0.15)	(0.32)	(0.32)
2020	$8.48	—	(f)	0.16		0.16	(0.33)	(0.33)
2019	$8.48	0.13		0.26		0.39	(0.39)	(0.39)
2018	$9.01	0.08	(e)	(0.23	)(e)	(0.15)	(0.38)	(0.38)
2017	$9.56	0.03		(0.16)		(0.13)	(0.42)	(0.42)
Class I
Six Months Ended April 30, 2022 (Unaudited)	$7.92	0.03		(0.37)		(0.34)	(0.20)	(0.20)
Year Ended October 31: 2021	$8.39	0.04		(0.10)		(0.06)	(0.41)	(0.41)
2020	$8.55	0.08		0.17		0.25	(0.41)	(0.41)
2019	$8.55	0.16		0.32		0.48	(0.48)	(0.48)
2018	$9.08	0.15	(e)	(0.21	)(e)	(0.06)	(0.47)	(0.47)
2017	$9.63	0.13		(0.16)		(0.03)	(0.52)	(0.52)

*  Does not include acquired fund fees and expenses, if any.

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(e)  The Fund restated certain elements of its 2018 financial statements resulting from the identification of a GAAP reclassification error for the Fund's paydown gain (loss) transactions. However, this reclassification had no impact on the Fund's net assets, NAV, performance, or taxable distributions paid and reported to shareholders for the fiscal and tax years ended 2018.

(f)  Amount is less than $0.005 per share.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

			Ratios to Average Net Assets				Supplemental Data
	Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(b)	Net Expenses*(c)	Net Investment Income (Loss)(c)		Gross Expenses*(c)	Net Assets, End of Period (000's)	Portfolio Turnover(b)(d)
Victory INCORE Fund for Income
Class A
Six Months Ended April 30, 2022 (Unaudited)	$7.38	(4.49)%	0.91%	0.47%		0.94%	$106,953	19%
Year Ended October 31: 2021	$7.92	(1.14)%	0.91%	0.25%		0.92%	$128,802	27%
2020	$8.40	2.75%	0.91%	0.75%		0.92%	$151,236	55%
2019	$8.56	5.50%	0.92%	2.12%		0.94%	$136,570	29%
2018	$8.56	(0.91)%	0.92%	1.64	%(e)	0.93%	$153,574	27%
2017	$9.09	(0.51)%	0.88%	1.08%		0.88%	$224,822	30%
Class C
Six Months Ended April 30, 2022 (Unaudited)	$7.30	(5.02)%	1.71%	(0.34)%		1.84%	$7,669	19%
Year Ended October 31: 2021	$7.84	(1.81)%	1.71%	(0.62)%		1.79%	$10,066	27%
2020	$8.31	1.85%	1.71%	(0.01)%		1.74%	$20,801	55%
2019	$8.48	4.72%	1.72%	1.53%		1.73%	$22,541	29%
2018	$8.48	(1.69)%	1.70%	0.94	%(e)	1.71%	$31,976	27%
2017	$9.01	(1.41)%	1.67%	0.29%		1.67%	$50,316	30%
Class I
Six Months Ended April 30, 2022 (Unaudited)	$7.38	(4.37)%	0.64%	0.73%		0.69%	$300,973	19%
Year Ended October 31: 2021	$7.92	(0.77)%	0.64%	0.48%		0.67%	$385,332	27%
2020	$8.39	3.01%	0.64%	0.95%		0.66%	$590,749	55%
2019	$8.55	5.79%	0.64%	1.84%		0.65%	$447,735	29%
2018	$8.55	(0.64)%	0.63%	1.69	%(e)	0.63%	$331,338	27%
2017	$9.08	(0.34)%	0.61%	1.34%		0.61%	$520,056	30%

(continues on next page)

See notes to financial statements.

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities					Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)		Net Realized and Unrealized Gains (Losses)		Total from Investment Activities	Net Investment Income	Total Distributions
Victory INCORE Fund for Income
Class R
Six Months Ended April 30, 2022 (Unaudited)	$7.93	0.02		(0.37)		(0.35)	(0.19)	(0.19)
Year Ended October 31: 2021	$8.40	0.02		(0.10)		(0.08)	(0.39)	(0.39)
2020	$8.56	0.06		0.17		0.23	(0.39)	(0.39)
2019	$8.57	0.18		0.27		0.45	(0.46)	(0.46)
2018	$9.09	0.15	(e)	(0.22	)(e)	(0.07)	(0.45)	(0.45)
2017	$9.64	0.10		(0.16)		(0.06)	(0.49)	(0.49)
Class R6
Six Months Ended April 30, 2022 (Unaudited)	$7.91	0.03		(0.38)		(0.35)	(0.20)	(0.20)
Year Ended October 31: 2021	$8.38	0.04		(0.10)		(0.06)	(0.41)	(0.41)
2020	$8.54	0.08		0.18		0.26	(0.42)	(0.42)
2019	$8.55	0.17		0.30		0.47	(0.48)	(0.48)
2018	$9.07	0.13	(e)	(0.18	)(e)	(0.05)	(0.47)	(0.47)
2017	$9.62	0.12		(0.16)		(0.04)	(0.51)	(0.51)
Class Y
Six Months Ended April 30, 2022 (Unaudited)	$7.92	0.03		(0.38)		(0.35)	(0.20)	(0.20)
Year Ended October 31: 2021	$8.40	0.03		(0.11)		(0.08)	(0.40)	(0.40)
2020	$8.56	0.06		0.19		0.25	(0.41)	(0.41)
2019	$8.56	0.13		0.35		0.48	(0.48)	(0.48)
2018	$9.08	0.19	(e)	(0.25	)(e)	(0.06)	(0.46)	(0.46)
2017	$9.64	0.10		(0.15)		(0.05)	(0.51)	(0.51)
Member Class
Six Months Ended April 30, 2022 (Unaudited)	$7.95	0.02		(0.37)		(0.35)	(0.20)	(0.20)
November 3, 2020 (f) through October 31, 2021	$8.41	0.04		(0.13)		(0.09)	(0.37)	(0.37)

*  Does not include acquired fund fees and expenses, if any.

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period  (continued)

			Ratios to Average Net Assets				Supplemental Data
	Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(b)	Net Expenses*(c)	Net Investment Income (Loss)(c)		Gross Expenses*(c)	Net Assets, End of Period (000's)	Portfolio Turnover(b)(d)
Victory INCORE Fund for Income
Class R
Six Months Ended April 30, 2022 (Unaudited)	$7.39	(4.49)%	0.91%	0.47%		0.98%	$19,099	19%
Year Ended October 31: 2021	$7.93	(1.03)%	0.91%	0.23%		0.93%	$23,613	27%
2020	$8.40	2.74%	0.91%	0.76%		0.92%	$43,684	55%
2019	$8.56	5.37%	0.92%	2.04%		0.94%	$38,596	29%
2018	$8.57	(0.79)%	0.91%	1.67	%(e)	0.91%	$43,405	27%
2017	$9.09	(0.62)%	0.88%	1.08%		0.88%	$58,783	30%
Class R6
Six Months Ended April 30, 2022 (Unaudited)	$7.36	(4.50)%	0.63%	0.76%		0.63%	$27,504	19%
Year Ended October 31: 2021	$7.91	(0.77)%	0.63%	0.46%		0.64%	$29,691	27%
2020	$8.38	3.06%	0.63%	0.88%		0.64%	$49,009	55%
2019	$8.54	5.68%	0.63%	2.00%		0.66%	$15,864	29%
2018	$8.55	(0.52)%	0.63%	1.43	%(e)	0.69%	$13,741	27%
2017	$9.07	(0.36)%	0.63%	1.31%		0.73%	$9,407	30%
Class Y
Six Months Ended April 30, 2022 (Unaudited)	$7.37	(4.49)%	0.71%	0.66%		0.72%	$91,196	19%
Year Ended October 31: 2021	$7.92	(0.94)%	0.71%	0.40%		0.71%	$120,588	27%
2020	$8.40	2.95%	0.71%	0.67%		0.74%	$186,421	55%
2019	$8.56	5.72%	0.71%	1.48%		0.79%	$54,950	29%
2018	$8.56	(0.61)%	0.71%	2.14	%(e)	0.79%	$31,975	27%
2017	$9.08	(0.53)%	0.68%	1.09%		0.68%	$62,408	30%
Member Class
Six Months Ended April 30, 2022 (Unaudited)	$7.40	(4.52)%	0.75%	0.64%		2.97%	$1,212	19%
November 3, 2020 (f) through October 31, 2021	$7.95	(1.08)%	0.75%	0.52%		4.45%	$877	27%

(e)  The Fund restated certain elements of its 2018 financial statements resulting from the identification of a GAAP reclassification error for the Fund's paydown gain (loss) transactions. However, this reclassification had no impact on the Fund's net assets, NAV, performance, or taxable distributions paid and reported to shareholders for the fiscal and tax years ended 2018.

(f)  Commencement of operations.

See notes to financial statements.

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses)	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments
Victory INCORE Investment Grade Convertible Fund
Class A
Six Months Ended April 30, 2022 (Unaudited)	$19.97	0.12	(0.89)	(0.77)	(1.41)	(0.33)
Year Ended October 31: 2021	$17.31	0.22	3.27	3.49	(0.83)	—
2020	$17.51	0.27	0.47	0.74	(0.35)	(0.59)
2019	$16.22	0.21	1.84	2.05	(0.28)	(0.48)
2018	$16.53	0.30	0.01	0.31	(0.53)	(0.09)
2017	$13.72	0.17	2.89	3.06	(0.25)	—
Class I
Six Months Ended April 30, 2022 (Unaudited)	$19.98	0.16	(0.91)	(0.75)	(1.44)	(0.33)
Year Ended October 31: 2021	$17.32	0.31	3.27	3.58	(0.92)	—
2020	$17.50	0.33	0.49	0.82	(0.41)	(0.59)
2019	$16.21	0.31	1.83	2.14	(0.37)	(0.48)
2018	$16.53	0.36	(0.01)	0.35	(0.58)	(0.09)
2017	$13.71	0.22	2.90	3.12	(0.30)	—
Member Class
Six Months Ended April 30, 2022 (Unaudited)	$20.71	0.14	(0.93)	(0.79)	(1.43)	(0.33)
November 3, 2020 (e) through October 31, 2021	$17.36	0.26	3.31	3.57	(0.22)	—

*  Does not include acquired fund fees and expenses, if any.

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(e)  Commencement of operations.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

				Ratios to Average Net Assets			Supplemental Data
	Total Distributions	Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(b)	Net Expenses*(c)	Net Investment Income (Loss)(c)	Gross Expenses*(c)	Net Assets, End of Period (000's)	Portfolio Turnover(b)(d)
Victory INCORE Investment Grade Convertible Fund
Class A
Six Months Ended April 30, 2022 (Unaudited)	(1.74)	$17.46	(4.23)%	1.24%	1.34%	1.24%	$20,295	10%
Year Ended October 31: 2021	(0.83)	$19.97	20.62%	1.39%	1.12%	1.41%	$21,644	28%
2020	(0.94)	$17.31	4.43%	1.38%	1.63%	1.38%	$16,571	34%
2019	(0.76)	$17.51	13.35%	1.49%	1.31%	1.49%	$16,349	35%
2018	(0.62)	$16.22	1.87%	1.27%	1.79%	1.27%	$14,268	41%
2017	(0.25)	$16.53	22.57%	1.30%	1.12%	1.30%	$33,040	39%
Class I
Six Months Ended April 30, 2022 (Unaudited)	(1.77)	$17.46	(4.09)%	0.90%	1.71%	0.90%	$430,245	10%
Year Ended October 31: 2021	(0.92)	$19.98	21.19%	0.93%	1.59%	0.93%	$403,122	28%
2020	(1.00)	$17.32	4.91%	0.96%	1.98%	0.96%	$276,923	34%
2019	(0.85)	$17.50	13.99%	0.96%	1.87%	0.96%	$263,981	35%
2018	(0.67)	$16.21	2.16%	0.94%	2.17%	0.94%	$126,871	41%
2017	(0.30)	$16.53	23.07%	0.94%	1.47%	0.94%	$78,879	39%
Member Class
Six Months Ended April 30, 2022 (Unaudited)	(1.76)	$18.16	(4.16)%	1.10%	1.51%	3.92%	$996	10%
November 3, 2020 (e) through October 31, 2021	(0.22)	$20.71	20.63%	1.10%	1.30%	9.99%	$512	28%

See notes to financial statements.

Victory Portfolios	Notes to Financial Statements April 30, 2022

  (Unaudited)

1. Organization:

Victory Portfolios (the "Trust") is organized as a Delaware statutory trust and the Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is comprised of 40 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001 per share.

The accompanying financial statements are those of the following seven Funds (collectively, the "Funds" and individually, a "Fund"). Each Fund is classified as diversified under the 1940 Act.

Funds (Legal Name)	Funds (Short Name)	Investment Share Classes Offered
Victory Diversified Stock Fund	Diversified Stock Fund	A, C, I, R, R6, and Y
Victory NewBridge Large Cap Growth Fund	NewBridge Large Cap Growth Fund	A, C, I, and Y
Victory Special Value Fund	Special Value Fund	A, C, I, R, and Y
Victory THB US Small Opportunities Fund	THB US Small Opportunities Fund	A and I
Victory Strategic Allocation Fund	Strategic Allocation Fund	A, C, I, and R
Victory INCORE Fund for Income	INCORE Fund for Income	A, C, I, R, R6, Y, and Member Class
Victory INCORE Investment Grade Convertible Fund	INCORE Investment Grade Convertible Fund	A, I, and Member Class

On February 2, 2021, the Board of Trustees (the "Board") of the Trust approved an Agreement and Plan of Reorganization ("Reorganization"), dated February 26, 2021, which provided for the newly formed Victory THB US Small Opportunities Fund ("Acquiring Fund") and its tax-free exchange of shares of the THB Asset Management Microcap Fund's ("Predecessor Fund") shares, valued at the Predecessor Fund's net assets for the exact same shares and value of the Acquiring Fund's shares. Investor Class and Institutional Class shares of the Predecessor Fund were exchanged for Class A and Class I shares, respectively, of the Acquiring Fund. The Acquiring Fund commenced operations on May 3, 2021, upon the completion of the Reorganization, which occurred as of the close of business on April 30, 2021.

Each class of shares of a Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.

Strategic Allocation Fund is a "fund of funds" in that it invests in a selection of affiliated mutual funds and exchange-traded funds ("ETFs") managed by Victory Capital Management Inc. ("VCM" or the Adviser), an affiliate of the Fund.

Strategic Allocation Fund may rely on various exemptions contained in 1940 Act and in exemptive rules or orders thereunder issued by the Securities and Exchange Commission ("SEC") that permit funds, subject to certain conditions, to invest in one or more ETFs and certain other types of investment companies in amounts that exceed limits set forth in the 1940 Act that would otherwise be applicable.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and

Victory Portfolios	Notes to Financial Statements — continued April 30, 2022

  (Unaudited)

the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.

Investment Valuation:

The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds' investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.

The Adviser has established the Pricing and Liquidity Committee (the "Committee"), and subject to the Board's oversight, the Committee administers and oversees the Funds' valuation policies and procedures, which are approved by the Board.

Portfolio securities listed or traded on securities exchanges, including ETFs, are valued at the closing price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments in open-end investment companies are valued at their net asset value ("NAV"). These valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments in the underlying affiliated Funds of the Strategic Allocation Fund, and other open-end investment companies, other than ETFs, are valued at their NAV at the end of each business day and are typically categorized in Level 1 of the fair value hierarchy.

The underlying affiliated Funds of the Strategic Allocation Fund, have specific valuation procedures. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Debt securities are valued each business day by a pricing service approved by the Board. The approved pricing service uses the evaluated bid or the last sale price to value securities. Debt obligations maturing within 60 days may be valued at amortized cost, provided that the amortized cost represents the fair value of such securities. These valuations are typically categorized as Level 2 in the fair value hierarchy.

In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market

Victory Portfolios	Notes to Financial Statements — continued April 30, 2022

  (Unaudited)

in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

A summary of the valuations as of April 30, 2022, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedules of Portfolio Investments (amounts in thousands):

	Level 1	Level 2	Level 3	Total
Diversified Stock Fund
Common Stocks	$272,613	$—	$—	$272,613
Exchange-Traded Funds	6,445	—	—	6,445
Collateral for Securities Loaned	5,362	—	—	5,362
Total	$284,420	$—	$—	$284,420
NewBridge Large Cap Growth Fund
Common Stocks	$10,046	$—	$—	$10,046
Total	$10,046	$—	$—	$10,046
Special Value Fund
Common Stocks	$41,001	$—	$—	$41,001
Exchange-Traded Funds	1,095	—	—	1,095
Total	$42,096	$—	$—	$42,096
THB US Small Opportunities Fund
Common Stocks	$72,342	$—	$—	$72,342
Collateral for Securities Loaned	1,440	—	—	1,440
Total	$73,782	$—	$—	$73,782
Strategic Allocation Fund
Affiliated Exchange-Traded Funds	$1,976	$—	$—	$1,976
Affiliated Mutual Funds	24,551	—	—	24,551
Total	$26,527	$—	$—	$26,527
INCORE Fund for Income
Government National Mortgage Association	$—	$444,834	$—	$444,834
U.S. Treasury Obligations	—	105,762	—	105,762
Investment Companies	100	—	—	100
Total	$100	$550,596	$—	$550,696
INCORE Investment Grade Convertible Fund
Convertible Corporate Bonds	$—	$293,208	$—	$293,208
Convertible Preferred Stocks	152,577	2,529	—	155,106
Collateral for Securities Loaned	87,000	—	—	87,000
Total	$239,577	$295,737	$—	$535,314

For the six months ended April 30, 2022, there were no transfers in or out of Level 3 in the fair value hierarchy.

Real Estate Investment Trusts ("REITs"):

The Funds may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real-estate related loans or interests (such as mortgages). Certain distributions received from REITs during the year are recorded as realized gains or return of capital as estimated by the Funds or when such information becomes known.

Victory Portfolios	Notes to Financial Statements — continued April 30, 2022

  (Unaudited)

Investment Companies:

Exchange-Traded Funds:

The Funds may invest in ETFs, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities often designed to track the performance and dividend yield of a particular domestic or foreign market index. The Funds may purchase shares of an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity of an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Open-End Funds:

The Funds may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are recorded on the identified cost basis. Paydown gains or losses on applicable securities, if any, are recorded as components of Interest income on the Statements of Operations.

Securities Lending:

The Funds, through a Securities Lending Agreement with Citibank, N.A. ("Citibank"), may lend their securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include U.S. Government Securities and other securities as permitted by SEC guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted on the Funds' Schedules of Portfolio Investments. The Funds effectively do not have control of the non-cash collateral and therefore it is not disclosed on the Funds' Schedules of Portfolio Investments. Collateral requirements are determined daily based on the value of the Funds' securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Funds any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Funds also earn a return from the collateral. The Funds pay Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statements of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, a Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.

Victory Portfolios	Notes to Financial Statements — continued April 30, 2022

  (Unaudited)

The Funds' agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Funds may not be sold or repledged, except to satisfy borrower default.

The following table (amounts in thousands) is a summary of the Funds' securities lending transactions as of April 30, 2022.

	Value of Securities on Loan	Non-Cash Collateral	Cash Collateral
Diversified Stock Fund	$5,073	$—	$5,362
THB US Small Opportunities Fund	1,372	—	1,440
INCORE Investment Grade Convertible Fund	84,020	—	87,000

Federal Income Taxes:

Each Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Funds have a tax year end of October 31.

For the six months ended April 30, 2022, the Funds did not incur any income tax, interest, or penalties, and have recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to a Fund are charged to that Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.

Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing fees, and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

Redemption Fees:

The Funds currently do not receive a redemption fee. Prior to acquisition, the Predecessor Fund retained redemption fees of 2.00% on redemptions of fund shares held for less than 30 days. Class I (formerly Institutional Class shares) and Class A (formerly Investor Class shares) had approximately $2 thousand and $1 thousand in redemptions fees, respectively, as presented on the Statements of Changes in Net Assets.

3. Purchases and Sales:

Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended April 30, 2022, were as follows (amounts in thousands):

	Excluding U.S. Government Securities		U.S. Government Securities
	Purchases	Sales	Purchases	Sales
Diversified Stock Fund	$119,045	$136,008	$—	$—
NewBridge Large Cap Growth Fund	3,156	5,947	—	—
Special Value Fund	19,691	23,264	—	—
THB US Small Opportunities Fund	24,645	26,162	—	—

Victory Portfolios	Notes to Financial Statements — continued April 30, 2022

  (Unaudited)

	Excluding U.S. Government Securities		U.S. Government Securities
	Purchases	Sales	Purchases	Sales
Strategic Allocation Fund	$2,389	$2,234	$—	$—
INCORE Fund for Income	—	—	111,832	229,590
INCORE Investment Grade Convertible Fund	109,037	42,958	—	—

4. Fees and Transactions with Affiliates and Related Parties:

Investment Advisory Fees:

Investment advisory services are provided to the Funds by the Adviser, which is a New York corporation registered as an investment adviser with the SEC. The Adviser is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.

Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees based on a percentage of the average daily net assets of each Fund. The rates at which the Adviser is paid by each Fund are included in the table below.

	Adviser Fee Tier Rates
	Up to $800 million	$800 million – $2.4 billion	Over $2.4 billion
Diversified Stock Fund	0.65%	0.60%	0.55%
	Up to $400 million	$400 million – $800 million	Over $800 million
NewBridge Large Cap Growth Fund	0.75%	0.65%	0.60%
Special Value Fund	0.75%	0.65%	0.60%
	Flat Rate
THB US Small Opportunities Fund	1.15%
Strategic Allocation Fund	0.10%
	Up to $400 million	$400 million – $800 million	Over $800 million
INCORE Fund for Income	0.50%	0.45%	0.40%
INCORE Investment Grade Convertible Fund	0.75%	0.65%	0.60%

Amounts incurred and paid to VCM for the six months ended April 30, 2022, are reflected on the Statements of Operations as Investment advisory fees.

Administration and Servicing Fees:

VCM also serves as the Funds' administrator and fund accountant. Under the Administration and Fund Accounting Agreement, VCM is entitled to receive fees based on a percentage of the average daily net assets of the Trust, Victory Variable Insurance Funds and Victory Portfolios II. The tiered rates at which VCM is paid by the Funds are shown in the table below:

Net Assets
Up to $15 billion		$15 billion – $30 billion		Over $30 billion
0.08	%, plus	0.05	%, plus	0.04%

Amounts incurred for the six months ended April 30, 2022, are reflected on the Statements of Operations as Administration fees.

Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Funds pursuant to the Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Trust reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses

Victory Portfolios	Notes to Financial Statements — continued April 30, 2022

  (Unaudited)

specifically allocated to the Funds. Amounts incurred for the six months ended April 30, 2022, are reflected on the Statements of Operations as Sub-Administration fees.

The Funds (as part of the Trust) have entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer ("CCO"), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios II and USAA Mutual Funds (collectively, the "Victory Funds Complex"), in aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended April 30, 2022, are reflected on the Statements of Operations as Compliance fees.

Transfer Agency Fees:

FIS Investor Services, LLC ("FIS") serves as the Funds' transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services. Amounts incurred for the six months ended April 30, 2022, are reflected on the Statements of Operations as Transfer agent fees.

Victory Capital Transfer Agency, Inc., an affiliate of the Adviser, serves as sub-transfer agent for the Member Class. Victory Capital Transfer Agency, Inc. receives no fee or other compensation for these services.

Distributor/Underwriting Services:

Victory Capital Services, Inc. (the "Distributor"), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the Funds pursuant to a Distribution Agreement between the Distributor and the Trust.

Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee up to the annual rate shown in the table below:

	Class A	Class C	Class R
Diversified Stock Fund	0.25%	1.00%	0.50%
NewBridge Large Cap Growth Fund	0.25%	1.00%	N/A
Special Value Fund	0.25%	1.00%	0.50%
THB US Small Opportunities Fund	0.25%	N/A	N/A
Strategic Allocation Fund	0.25%	1.00%	0.50%
INCORE Fund for Income	0.25%	1.00%	0.25%
INCORE Investment Grade Convertible Fund	0.25%	N/A	N/A

The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activities primarily intended to result in the sale of Class A, Class C, and Class R. Amounts incurred for the six months ended April 30, 2022, are reflected on the Statements of Operations as 12b-1 fees.

In addition, the Distributor is entitled to receive commissions in connection with sales of Class A. For the six months ended April 30, 2022, the Distributor received approximately $10 thousand from commissions earned in connection with sales of Class A.

Other Fees:

Citibank serves as the Funds' custodian. The Funds pay Citibank a fee for providing these services. Amounts incurred for the six months ended April 30, 2022, are reflected on the Statements of Operations as Custodian fees.

Sidley Austin LLP provides legal services to the Trust.

The Adviser has entered into expense limitation agreements with certain Funds. Under the terms of the agreements, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that

Victory Portfolios	Notes to Financial Statements — continued April 30, 2022

  (Unaudited)

ordinary operating expenses incurred by certain classes of a Fund in any fiscal year exceed the expense limit for such classes of the Fund. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of a Fund's business are excluded from the expense limits. As of April 30, 2022, the expense limits (excluding voluntary waivers) are as follows:

	In Effect Until February 28, 2023
	Class A		Class C	Class I		Class R	Class R6	Class Y	Member Class
Diversified Stock Fund	N/A		2.02%	0.83%		N/A	0.78%	0.86%	N/A
NewBridge Large Cap Growth Fund	1.36%		2.10%	0.95%		N/A	N/A	1.02%	N/A
Special Value Fund	N/A		2.20%	1.15%		N/A	N/A	1.10%	N/A
THB US Small Opportunities Fund	1.70	%(a)	N/A	1.25	%(a)	N/A	N/A	N/A	N/A
Strategic Allocation Fund	0.40%		1.15%	0.15%		0.65%	N/A	N/A	N/A
INCORE Fund for Income	0.91%		1.71%	0.64%		0.91%	0.63%	0.71%	0.75%
INCORE Investment Grade Convertible Fund	1.39%		N/A	N/A		N/A	N/A	N/A	1.10%

(a) In effect until May 3, 2023.

Under the terms of the expense limitation agreements, as amended May 1, 2021, the Funds (except Strategic Allocation Fund) have agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. Prior to May 1, 2021, the Funds were permitted to recoup fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the limitations above. This change did not have any effect on the amounts previously reported for recoupment.

As of April 30, 2022, the following amounts are available to be repaid to the Adviser (amounts in thousands). The Funds have not recorded any amounts available to be repaid as a liability due to an assessment that such repayments are not probable at April 30, 2022.

	Expires 2022	Expires 2023	Expires 2024	Expires 2025	Total
Diversified Stock Fund	$15	$36	$28	$13	$92
NewBridge Large Cap Growth Fund	40	58	63	37	198
Special Value Fund	17	28	23	10	78
THB US Small Opportunities Fund	—	—	13	71	84
INCORE Fund for Income	37	105	197	129	468
INCORE Investment Grade Convertible Fund	—	—	23	10	33

The Adviser may voluntarily waive or reimburse additional fees to assist the Funds in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Funds are not available to be recouped at a future time. For the six months ended April 30, 2022, the Adviser voluntarily waived the following amounts (amounts in thousands):

Special Value Fund	$24

Certain officers and/or interested trustees of the Funds are also officers and/or employees of the Adviser, administrator, fund accountant, sub-administrator, sub-fund accountant, custodian, legal counsel, and Distributor.

Victory Portfolios	Notes to Financial Statements — continued April 30, 2022

  (Unaudited)

5. Risks:

The Funds may be subject to other risks in addition to these identified risks.

Convertible Securities Risk — Convertible securities rank senior to the issuer's common stock, but may be subordinate to senior debt obligations. In part, the total return for a convertible security may depend upon the performance of the underlying stock into which it can be converted. Synthetic convertibles may respond differently to market fluctuations than traditional convertible securities. They are also subject to counterparty risk.

Equity Risk — The value of the equity securities in which a Fund invests may decline in response to developments affecting individual companies and/or general economic conditions in the United States or abroad. A company's earnings or dividends may not increase as expected (or may decline) because of poor management, competitive pressures, reliance on particular suppliers or geographical regions, labor problems or shortages, corporate restructurings, fraudulent disclosures, man-made or natural disasters, military confrontations or wars, terrorism, public health crises, or other events, conditions and factors. Price changes may be temporary or last for extended periods.

Market Risk — Overall market risks may affect the value of the Fund. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels and other fiscal and monetary policy changes, cybersecurity incidents, pandemics and other public health crises, sanctions against a particular foreign country, its nationals, businesses or industries and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.

Micro-Capitalization Stock Risk — Micro-capitalization companies tend to be less seasoned and may lose market share or profits to a greater extent than larger, more established companies. Since micro-capitalization company stocks typically have narrower markets and are traded in lower volumes than larger company stocks, they may be more difficult to purchase and sell. Micro-capitalization companies may have limited markets, product lines, or financial resources and lack management experience and may experience higher failure rates than larger companies.

Debt Securities and Interest Rate Risk — The INCORE Fund for Income and the INCORE Investment Grade Convertible Bond Fund are subject to debt securities and interest rate risk. The value of a debt security or other income-producing security changes in response to various factors including, for example, market-related factors (such as changes in interest rates or changes in the risk appetite of investors generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations. Interest rates may rise or the rate of inflation may increase, impacting the value of investments in fixed income securities. A debt issuer's credit quality may be downgraded or an issuer may default. Interest rates may fluctuate due to changes in governmental fiscal policy initiatives and resulting market reaction to those initiatives.

High-Yield/Junk Bond Risk — Lower-quality debt securities can involve a substantially greater risk of default than higher quality debt securities, and their values can decline significantly over short and longer periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general.

LIBOR Discontinuation Risk — The London Interbank Offered Rate ("LIBOR") discontinuation may adversely affect the financial markets generally and the Funds' operations, finances and investments specifically. LIBOR has been the principal floating-rate benchmark in the financial markets, and a large portion of the Funds' assets are tied to LIBOR. However, LIBOR has been or will be discontinued as a floating rate benchmark. The date of discontinuation depends on the LIBOR currency and tenor. With limited exceptions, no new LIBOR obligations will be entered into after December 31, 2021. Existing LIBOR obligations have transitioned or will transition to another benchmark, depending on the LIBOR currency and tenor. For some existing LIBOR-based obligations, the contractual consequences of the discontinuation of LIBOR may not be clear.

Non-LIBOR floating-rate obligations, including Secured Overnight Financing Rate ("SOFR")-based obligations, may have returns and values that fluctuate more than those of floating-rate debt obligations

Victory Portfolios	Notes to Financial Statements — continued April 30, 2022

  (Unaudited)

that are based on LIBOR or other rates. Also, because SOFR and some alternative floating rates are relatively new market indexes, markets for certain non-LIBOR obligations may never develop or may not be liquid. Market terms for non-LIBOR floating rate obligations, such as the spread over the index reflected in interest-rate provisions, may evolve over time, and prices of non-LIBOR floating rate obligations may be different depending on when they are issued and changing views about correct spread levels.

Various SOFR-based rates, including SOFR-based term rates, and various non-SOFR-based rates are expected to develop in response to the discontinuation of U.S. dollar LIBOR, which may create various risks for the Funds and the financial markets more generally. There are non-LIBOR forward-looking floating rates that are not based on SOFR and that may be considered by participants in the financial markets as LIBOR alternatives. Such rates include AMERIBOR (American Interbank Offered Rate), BSBY (Bloomberg Short-Term Bank Yield Index) and BYI (Bank Yield Index). Unlike forward-looking SOFR-based term rates, such rates are intended to reflect a bank credit spread component.

It is not clear how replacement rates for LIBOR — including SOFR-based rates and non-SOFR-based rates — will develop and to what extent they will be used. There is no assurance that these replacement rates will be suitable substitutes for LIBOR, and thus the substitution of such rates for LIBOR could have an adverse effect on the Funds and the financial markets more generally. Concerns about market depth and stability could affect the development of non-SOFR-based term rates, and such rates may create various risks, which may or may not be similar to the risks relating to SOFR.

6. Borrowing and Interfund Lending:

Line of Credit:

The Victory Funds Complex participates in a short-term demand note "Line of Credit" agreement with Citibank. The Line of Credit agreement with Citibank was renewed on June 28, 2021, with a termination date of June 27, 2022. Under the agreement with Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended April 30, 2022, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex pays a pro-rata portion of the commitment fees plus any interest (one-month LIBOR plus one percent, with LIBOR to be replaced by a different benchmark rate in accordance with the terms of the agreement) on amounts borrowed. Effective with the June 27, 2022, agreement renewal, the interest rate formal on amounts borrowed based on the published 1-month LIBOR rate plus one percent was changed to an interest rate based on the published 1-month SOFR plus 1.10 percent. Prior to June 28, 2021, the Victory Funds Complex paid an annual commitment fee of 0.15% and an upfront fee of 0.10%. Each fund in the Victory Funds Complex paid a pro-rata portion of the upfront fee. Interest charged to each fund during the period, if applicable, is reflected on the Statements of Operations under Line of credit fees.

The average borrowing for the days outstanding and average interest rate for each Fund that utilized the Line of Credit during the period ended April 30, 2022, were as follows (amounts in thousands):

	Amount Outstanding at April 30, 2022	Average Borrowing*	Days Borrowings Outstanding	Average Interest Rate	Maximum Borrowing During the Period
THB US Small Opportunities Fund	$—	$4,463	8	1.21%	$5,600

*  For the period ended April 30, 2022, based on the number of days borrowings were outstanding.

Victory Portfolios	Notes to Financial Statements — continued April 30, 2022

  (Unaudited)

Interfund Lending:

The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the "Order"), permitting the establishment and operation of an Interfund Lending Facility (the "Facility"). The Facility allows each Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower, interest charged to each Fund, if any, during the period, is reflected on the Statements of Operations under Interfund lending fees. As a Lender, interest earned by each Fund, if any, during the period, is reflected on the Statements of Operations under Interfund lending.

The average borrowing or lending for the days outstanding and average interest rate for each Fund during the six months ended April 30, 2022, were as follows (amounts in thousands):

	Borrower or Lender	Amount Outstanding at April 30, 2022	Average Borrowing*	Days Borrowing Outstanding	Average Interest Rate*	Maximum Borrowing During the Period
INCORE Fund for Income	Borrower	$—	$4,065	4	0.83%	$10,000
INCORE Investment Grade Convertible Fund	Borrower	—	1,670	4	0.58%	1,670

*  For the six months ended April 30, 2022, based on the number of days borrowings were outstanding.

7. Federal Income Tax Information:

Distributable net realized gains, if any, are declared and distributed at least annually from each Fund. Dividends from net investment income, if any, are declared and paid as noted in the table below.

	Declared	Paid
Diversified Stock Fund	Quarterly	Quarterly
NewBridge Large Cap Growth Fund	Annually	Annually
Special Value Fund	Annually	Annually
THB US Small Opportunities Fund	Quarterly	Quarterly
Strategic Allocation Fund	Quarterly	Quarterly
INCORE Fund for Income	Monthly	Monthly
INCORE Investment Grade Convertible Fund	Quarterly	Quarterly

The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these "book/tax" differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Funds may be reclassified as an offset to capital on the accompanying Statements of Assets and Liabilities.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (loss) will be determined at the end of the current tax year ending October 31, 2022.

Victory Portfolios	Notes to Financial Statements — continued April 30, 2022

  (Unaudited)

At the tax year ended October 31, 2021, the Funds had net capital loss carryforwards as shown in the table below (amounts in thousands). It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used.

	Short-Term Amount	Long-Term Amount	Total
Strategic Allocation Fund	$—	$(122)	$(122)
INCORE Fund for Income	(127,550)	(223,983)	(351,533)

8. Affiliated Securities:

An affiliated security is a security in which a Fund has ownership of at least 5% of the security's outstanding voting shares, or an investment company managed by VCM. The Funds do not invest in affiliated underlying funds for the purpose of exercising management or control. These underlying funds are noted as affiliated on the Funds' Schedules of Portfolio Investments. The affiliated underlying funds' annual or semiannual reports may be viewed at www.vcm.com. Transactions in affiliated securities during the six months ended April 30, 2022, were as follows (amounts in thousands):

	Fair Value 10/31/2021	Purchases at Cost	Proceeds from Sales	Realized Gains (Losses)	Capital Gain Distribution	Net Change in Unrealized Appreciation/ Depreciation	Fair Value 4/30/22	Dividend Income
Strategic Allocation Fund
Victory INCORE Total Return Bond Fund Class R6	$3,201	$37	$(277)	$(16)	$—	$(297)	$2,648	$37
Victory Integrity Discovery Fund Class Y	1,178	48	(28)	8	48	(163)	1,043	—
Victory Market Neutral Income Fund Class I	5,661	67	(274)	(1)	—	52	5,505	67
Victory RS Global Fund Class Y	9,197	303	(1,076)	274	88	(1,540)	7,159	214
Victory RS Partners Fund Class Y	1,130	151	(41)	—	89	(201)	1,039	62
Victory INCORE Investment Grade Convertible Fund	1,849	166	(96)	(11)	26	(229)	1,679	141
Victory Sophus Emerging Markets Fund Class R6	2,770	114	—	—	59	(542)	2,342	55
Victory Global Energy Transition Fund	—	1,330	—	—	—	248	1,578	—
Victory Trivalent International Small-Cap Fund Class I	2,200	174	(276)	19	137	(559)	1,558	37
VictoryShares U.S. Multi-Factor Minimum Volatility ETF	2,171	—	(168)	40	—	(67)	1,976	16
	$29,357	$2,390	$(2,236)	$313	$447	$(3,298)	$26,527	$629

Victory Portfolios	Notes to Financial Statements — continued April 30, 2022

  (Unaudited)

9. Stock Split:

Effective December 3, 2021, the Victory NewBridge Large Cap Growth Fund underwent a 1-for-5 reverse stock split of the issued and outstanding Class C shares of the Fund. The reverse stock split was not a taxable event, nor did it have an impact on the Fund's holdings or performance. No changes are contemplated at this time for the other share classes offered by the Fund.

10. Subsequent Event

The Board approved a change in fiscal year-end from October 31 to June 30. This change in fiscal year-end is effective May 19, 2022.

Victory Portfolios	Supplemental Information April 30, 2022

  (Unaudited)

Proxy Voting and Portfolio Holdings Information

Proxy Voting:

Information regarding the policies and procedures each Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-539-3863. The information is also included in the Funds' Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Funds voted proxies relating to portfolio securities held during the most recent 12 months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's website at www.sec.gov.

Expense Examples

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2021, through April 30, 2022.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical expenses in the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/1/21	Actual Ending Account Value 4/30/22	Hypothetical Ending Account Value 4/30/22	Actual Expenses Paid During Period 11/1/21- 4/30/22*	Hypothetical Expenses Paid During Period 11/1/21- 4/30/22*	Annualized Expense Ratio During Period 11/1/21- 4/30/22
Diversified Stock Fund
Class A	$1,000.00	$897.70	$1,019.49	$5.03	$5.36	1.07%
Class C	1,000.00	893.30	1,014.78	9.48	10.09	2.02%
Class I	1,000.00	898.60	1,020.68	3.91	4.16	0.83%
Class R	1,000.00	896.30	1,018.10	6.35	6.76	1.35%
Class R6	1,000.00	898.90	1,020.93	3.67	3.91	0.78%
Class Y	1,000.00	898.60	1,020.53	4.05	4.31	0.86%

Victory Portfolios	Supplemental Information — continued April 30, 2022

  (Unaudited)

	Beginning Account Value 11/1/21	Actual Ending Account Value 4/30/22	Hypothetical Ending Account Value 4/30/22	Actual Expenses Paid During Period 11/1/21- 4/30/22*	Hypothetical Expenses Paid During Period 11/1/21- 4/30/22*	Annualized Expense Ratio During Period 11/1/21- 4/30/22
NewBridge Large Cap Growth Fund
Class A	$1,000.00	$682.90	$1,018.05	$5.67	$6.80	1.36%
Class C	1,000.00	679.20	1,014.38	8.74	10.49	2.10%
Class I	1,000.00	685.40	1,020.08	3.97	4.76	0.95%
Class Y	1,000.00	684.90	1,019.74	4.26	5.11	1.02%
Special Value Fund
Class A	$1,000.00	$898.80	$1,018.70	$5.79	$6.16	1.23%
Class C	1,000.00	894.50	1,014.38	9.86	10.49	2.10%
Class I	1,000.00	899.50	1,019.59	4.95	5.26	1.05%
Class R	1,000.00	897.30	1,017.11	7.29	7.75	1.55%
Class Y	1,000.00	899.70	1,019.84	4.71	5.01	1.00%
THB US Small Opportunities Fund
Class A	$1,000.00	$831.20	$1,016.36	$7.72	$8.50	1.70%
Class I	1,000.00	833.00	1,018.60	5.68	6.26	1.25%
Strategic Allocation Fund
Class A	$1,000.00	$932.10	$1,022.81	$1.92	$2.01	0.40%
Class C	1,000.00	928.40	1,019.09	5.50	5.76	1.15%
Class I	1,000.00	933.10	1,024.05	0.72	0.75	0.15%
Class R	1,000.00	930.80	1,021.57	3.11	3.26	0.65%
INCORE Fund for Income
Class A	$1,000.00	$955.10	$1,020.28	$4.41	$4.56	0.91%
Class C	1,000.00	949.80	1,016.31	8.27	8.55	1.71%
Class I	1,000.00	956.30	1,021.62	3.10	3.21	0.64%
Class R	1,000.00	955.10	1,020.28	4.41	4.56	0.91%
Class R6	1,000.00	955.00	1,021.67	3.05	3.16	0.63%
Class Y	1,000.00	955.10	1,021.27	3.44	3.56	0.71%
Member Class	1,000.00	954.80	1,021.08	3.64	3.76	0.75%
INCORE Investment Grade Convertible Fund
Class A	$1,000.00	$957.70	$1,018.65	$6.02	$6.21	1.24%
Class I	1,000.00	959.10	1,020.33	4.37	4.51	0.90%
Member Class	1,000.00	958.40	1,019.34	5.34	5.51	1.10%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Victory Portfolios	Supplemental Information — continued April 30, 2022

  (Unaudited)

Considerations of the Board in Continuing the Investment Advisory Agreement (the "Agreement")

The Board approved the Agreement on behalf of each of the Funds at a meeting, which was called for that purpose, on November 30, 2021. The Board also considered information relating to the Funds and the Agreement provided throughout the year and, more specifically, at the meetings on October 19, 2021, and November 30, 2021. In considering whether to approve the Agreement, the Board requested, and the Adviser provided, information that the Board believed to be reasonably necessary to reach its conclusions.

The Board, including the Independent Trustees, evaluated this information along with other information obtained throughout the year and was advised by legal counsel to the Funds and independent legal counsel to the Independent Trustees. In addition, the Independent Trustees considered a past review of their overall process for conducting the annual review of the Funds' advisory arrangements by a consultant retained through their counsel.

The Board took into consideration regular reports from the Adviser throughout the COVID-19 pandemic public health crisis concerning how the ongoing pandemic has affected market volatility, investment risk, liquidity and valuation of portfolio securities, and the implementation and effectiveness of business continuity plans. These reports also had confirmed that the pandemic had no material impact on the Adviser's operations.

The Board considered each Fund's advisory fee, expense ratio and investment performance as significant factors in determining whether the Agreement should be continued. In considering whether the compensation paid to the Adviser was fair and reasonable, the Board also evaluated, among other things, the following factors:

•  The requirements of the Funds for the services provided by the Adviser;

•  The nature, quality and extent of the services provided and expected to be provided;

•  The performance of the Funds as compared to comparable funds;

•  The fees payable for the services and whether the fee arrangements provided for economies of scale that would benefit Fund shareholders as the Funds grow (acknowledging that economies of scale can be complex to assess and typically are not directly measurable);

•  Whether the fee would be sufficient to enable the Adviser to attract and retain experienced personnel and continue to provide quality services to the Funds;

•  The fees paid by other clients of the Adviser whose accounts are managed in a similar investment style and any differences in the services provided to the other clients compared to those provided to the Funds;

•  The total expenses of each Fund;

•  Management's commitment to operating the Funds at competitive expense levels;

•  The profitability of the Adviser (as reflected by comparing fees earned against an estimate of the Adviser's costs) with respect to the Adviser's relationship with the Funds;

•  Research and other service benefits received by the Adviser obtained through payment of client commissions for securities transactions;

•  Other indirect benefits received by the Adviser, and its affiliates, including revenues paid to the Adviser, or its affiliates, by the Funds for administration and fund accounting services, and distribution;

•  The capabilities and financial condition of the Adviser;

•  Current economic and industry trends; and

•  The historical relationship between each Fund and the Adviser.

For Funds with total net expense ratios that ranked within the fourth quartile (most expensive) in relation to their peers as evaluated by a consultant, the Board also considered a memorandum that it requested the Adviser to prepare. The Adviser reviewed additional relevant circumstances, which included, among other things, specialized strategies, small or decreasing assets, or rapid or recent changes in peer expense ratios.

The Board reviewed each Fund's current management fee, comprised of the advisory fee plus the administrative services fee paid to the Adviser, in the context of the Adviser's profitability with respect to each Fund individually.

Victory Portfolios	Supplemental Information — continued April 30, 2022

  (Unaudited)

The Board retained a consultant to provide comparative information about fees and performance. The Board met with the consultant to review its inputs and methodologies, among other things. The Board compared each Fund's gross management fees and total operating expense ratio on a net and gross basis with the median gross management fee and median expense ratio of a universe of comparable mutual funds compiled by the consultant and a peer group of funds with similar investment strategies selected by that consultant from the universe. The Board reviewed the factors and methodology used by the consultant in the selection of each Fund's peer group, including the consultant's selection of a broad universe of funds, the more specific universe of comparable funds, and peer groups of funds with comparable investment strategies and asset levels, among other factors. The Board also reviewed any changes to the consultant's methodology as compared to the prior year, including those resulting from the Adviser's input, if any. With respect to certain Funds, the Board also reviewed fees and other information related to the Adviser's management of similarly managed institutional or private accounts, and the differences in the services provided to these other accounts. The Board also noted that the breakpoints in the advisory fee schedule for some of the Funds evidenced one way in which the Adviser has shown a willingness to share in its economies of scale.

The Board also reviewed the compliance and administrative services provided to the Funds by the Adviser and its affiliates, including the Adviser's oversight of the Funds' day-to-day operations and oversight of Fund accounting, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Funds and the Trust.

The Board found that the gross annual management fee paid by each Fund was within the range of management fees paid by each Fund's respective peer group. The Board noted that, except for the Strategic Allocation Fund, each Fund's advisory fee structure contained at least one breakpoint. The Board also noted that the Adviser contractually agreed to waive the advisory fee payable by the Strategic Allocation Fund through February 28, 2023, and that any advisory fees charged under the Agreement are based on services provided that will be in addition to, rather than duplicative of, the services provided under the advisory contract of any fund in which the Strategic Allocation Fund invests. The Board also found that each Fund's Class A net annual expense ratio, taking into account any shareholder servicing or distribution fees, was reasonable as compared with each Fund's respective peer group. The Board considered the Adviser's contractual agreement with each Fund to waive its fees and reimburse expenses of certain classes for a specified period of time, as described in the Fund's prospectus.

The Board reviewed each Fund's performance over one-, three-, five- and ten-year periods (as applicable) against the performance of the Fund's selected peer group and benchmark index. The Board recognized that the performance of the Funds and the peer group funds are net of expenses, while the performance of the benchmark index reflects gross returns.

The Board reviewed various other specific factors with respect to each Fund, as described below. In their deliberations, the Trustees did not rank the importance of any particular information or factor considered and each Trustee may have attributed different weights to various factors.

Victory Diversified Stock Fund

The Board compared the Fund's Class A performance for the one-, three-, five- and ten-year periods ended June 30, 2021, to that of the median performance of the Fund's peer group and benchmark index for the same periods and considered the fact that the Fund outperformed both the benchmark index and the peer group median for the one-year period, and underperformed both the benchmark index and the peer group median for the three-, five- and ten-year periods. The Board noted that the Fund's portfolio management team changed in May 2017. The Board discussed the Fund's investment strategy, the Adviser's implementation of the strategy, and related market conditions, together with relevant fee and expense considerations. The Board also discussed the steps that had been or could be taken by the Adviser to enhance performance in the future, and the Board's continued monitoring of the Fund's performance.

Having considered, among other things: (1) the Fund's management fee compared to comparable mutual funds; (2) the Fund's total expense ratio compared to comparable mutual funds; (3) that the Adviser's willingness to limit the expenses of certain classes for a period of time would provide stability to the Fund's expenses for those

Victory Portfolios	Supplemental Information — continued April 30, 2022

  (Unaudited)

share classes during that period; and (4) the Fund's performance during the periods reviewed, the Board concluded that the Agreement continued to be in the best interests of the Fund's shareholders.

NewBridge Large Cap Growth Fund

The Board compared the Fund's Class A performance for the one-, three-, five- and ten-year periods ended June 30, 2021, to that of the median performance of the Fund's peer group and benchmark index for the same periods and considered the fact that the Fund underperformed both the benchmark index and the peer group median for all of the periods reviewed. The Adviser discussed the Fund's performance in the context of the Fund's investment strategy. The Board discussed the Fund's investment strategy, the Adviser's implementation of the strategy, and related market conditions, together with relevant fee and expense considerations. The Board also discussed the steps that had been or could be taken by the Adviser to enhance performance in the future, and the Board's continued monitoring of the Fund's performance.

Having considered, among other things: (1) the Fund's management fee compared to comparable mutual funds; (2) the Fund's total expense ratio compared to comparable mutual funds; (3) that the Adviser's willingness to limit the expenses of certain classes for a period of time would provide stability to the Fund's expenses for those share classes during that period; and (4) the Fund's performance during the periods reviewed, the Board concluded that the Agreement continued to be in the best interests of the Fund's shareholders.

Special Value Fund

The Board compared the Fund's Class A performance for the one-, three-, five- and ten-year periods ended June 30, 2021, to that of the median performance of the Fund's peer group and benchmark index for the same periods and considered the fact that the Fund underperformed the benchmark index for all of the periods reviewed, matched the peer group median for the one-year period, and underperformed the peer group median for the three-, five- and ten-year periods. The Board noted that the Fund's portfolio management team changed in May 2017. The Board discussed the Fund's investment strategy, the Adviser's implementation of the strategy, and related market conditions, together with relevant fee and expense considerations. The Board also discussed the steps that had been or could be taken by the Adviser to enhance performance in the future, and the Board's continued monitoring of the Fund's performance.

Having considered, among other things: (1) the Fund's management fee compared to comparable mutual funds; (2) the Fund's total expense ratio compared to comparable mutual funds; (3) that one way the Adviser is addressing the Fund's underperformance is through its change of the Fund's portfolio management team; (4) that the Adviser's willingness to limit the expenses of certain classes for a period of time would provide stability to the Fund's expenses for those share classes during that period; and (5) the Fund's performance during the periods reviewed, the Board concluded that the Agreement continued to be in the best interests of the Fund's shareholders.

Strategic Allocation Fund

The Board compared the Fund's Class A performance for the one-, three-, five- and ten-year periods ended June 30, 2021, to that of the median performance of the Fund's peer group and benchmark index for the same periods and considered the fact that the Fund underperformed the benchmark index for all of the periods reviewed, and outperformed the peer group median for all of the periods reviewed. The Board noted that the Fund changed its investment strategy and its benchmark index in December 2015.

Having considered, among other things: (1) the Fund's management fee compared to comparable mutual funds; (2) the Fund's total expense ratio compared to comparable mutual funds; (3) that the Adviser's willingness to limit the expenses of certain classes for a period of time would provide stability to the Fund's expenses for those share classes during that period; and (4) the Fund's performance during the periods reviewed, the Board concluded that the Agreement continued to be in the best interests of the Fund's shareholders.

INCORE Fund for Income

The Board compared the Fund's Class A performance for the one-, three-, five- and ten-year periods ended June 30, 2021, to that of the median performance of the Fund's peer group and benchmark index for the same

Victory Portfolios	Supplemental Information — continued April 30, 2022

  (Unaudited)

periods and considered the fact that the Fund underperformed the benchmark index for all of the periods reviewed, underperformed the peer group median for the one- and five-year periods, and outperformed the peer group median for the three- and ten-year periods. The Board discussed the Fund's investment strategy, the Adviser's implementation of the strategy, and related market conditions, together with relevant fee and expense considerations. The Board also discussed the steps that had been or could be taken by the Adviser to enhance performance in the future, and the Board's continued monitoring of the Fund's performance.

Having considered, among other things: (1) the Fund's management fee compared to comparable mutual funds; (2) the Fund's total expense ratio compared to comparable mutual funds; (3) that the Adviser's willingness to limit the expenses of certain classes for a period of time would provide stability to the Fund's expenses for those share classes during that period; and (4) the Fund's performance during the periods reviewed, the Board concluded that the Agreement continued to be in the best interests of the Fund's shareholders.

INCORE Investment Grade Convertible Fund

The Board compared the Fund's Class A performance for the one-, three-, five- and ten-year periods ended June 30, 2021, to that of the median performance of the Fund's peer group and benchmark index for the same periods and considered the fact that the Fund outperformed the benchmark index for the one- and three-year periods, underperformed the benchmark index for the five- and ten-year periods, and underperformed the peer group median for all of the periods reviewed. The Board noted that the Fund changed its benchmark index in August 2017. The Board discussed with the Adviser how market conditions affected the Fund given the Fund's investment strategy, benchmark index, and fee and expense profile.

Having considered, among other things: (1) the Fund's management fee compared to comparable mutual funds; (2) the Fund's total expense ratio compared to comparable mutual funds; (3) that the Adviser's willingness to limit the expenses of certain classes for a period of time would provide stability to the Fund's expenses for those share classes during that period; and (4) the Fund's performance during the periods reviewed, the Board concluded that the Agreement continued to be in the best interests of the Fund's shareholders.

Conclusion

Based on its review of the information requested and provided, and following extended discussions, the Board determined that the Agreement, on behalf of the Funds discussed above, was consistent with the best interests of each Fund and its shareholders, and the Board unanimously approved the Agreement, on behalf of each Fund, for an additional annual period on the basis of the foregoing review and discussions and the following considerations, among others:

•  The fairness and reasonableness of the investment advisory fee payable to the Adviser under the Agreement in light of the investment advisory services provided, the costs of these services, the profitability of the Adviser's relationship with the Fund and the comparability of the fee paid to the fees paid by other investment companies;

•  The nature, quality and extent of the investment advisory services provided by the Adviser;

•  The Adviser's entrepreneurial commitment to the management of the Funds and the creation of a broad-based family of funds, which could entail a substantial commitment of the Adviser's resources to the successful operation of the Funds;

•  The Adviser's representations regarding its staffing and capabilities to manage the Funds, including the retention of personnel with relevant portfolio management experience;

•  The Adviser's efforts to enhance investment results by, among other things, developing quality portfolio management teams; and

•  The overall high quality of the personnel, operations, financial condition, investment management capabilities, methodologies and performance of the Adviser.

Victory Portfolios	Supplemental Information — continued April 30, 2022

  (Unaudited)

Liquidity Risk Management Program:

The Victory Funds have adopted and implemented a written liquidity risk management program (the "LRMP") as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The LRMP is reasonably designed to assess and manage each Fund's liquidity risk, taking into consideration each Fund's investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed market conditions; its short- and long-term cash flow projections; and its cash holdings and access to other liquidity management tools such as available funding sources including the Victory Funds Complex Interfund Lending Facility and Line of Credit (discussed in the Notes to Financial Statements). The Victory Funds' Board of Trustees approved the appointment of the Funds' investment adviser, Victory Capital Management Inc. ("Victory Capital"), as the administrator of the LRMP.

Victory Capital manages liquidity risks associated with the Funds' investments by monitoring, among other things, cash and cash equivalents, any use of derivatives, the concentration of investments, the appropriateness of each Fund's investment strategy, and by classifying every Fund investment as either highly liquid, moderately liquid, less liquid, or illiquid on at least a monthly basis. To assist with the classification of Fund investments, Victory Capital has retained a third-party provider of liquidity evaluation services. This provider determines preliminary liquidity classifications for all portfolio holdings based upon portfolio-level data and certain assumptions provided by Victory Capital. Victory Capital reviews the preliminary liquidity classifications and, when appropriate, considers other information including input from the Funds' portfolio managers (including the portfolio managers employed by any investment sub-advisers) in determining final liquidity classifications.

At a meeting held on February 24, 2022, Victory Capital provided an oral and written report to the Trustees on the operation and effectiveness of the LRMP during the previous year. The report from Victory Capital concluded that the Funds did not experience any significant liquidity challenges during the covered period, and the Funds' LRMP is reasonably designed to assess and manage its liquidity risk. The report also concluded that the LRMP continues to operate adequately and effectively to enable Victory Capital to oversee and manage liquidity risk and ensure each Fund is able to meet redemption requests without significant dilution to the remaining investors' interest in each Fund. During the review period, each Fund's portfolio consisted primarily of highly liquid investments, which are defined as cash and any investments that each Fund reasonably expects to be converted to cash in current market conditions in three business days or less without significantly changing the market value of the investment. Therefore, the Funds have not adopted a highly liquid investment minimum. The Funds' investments were below the limitation on illiquid investments during the review period. Additionally, Victory Capital indicated that no events occurred that would require the filing of Form N-LIQUID and recommended no material changes to the LRMP.

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic, and procedural safeguards to guard your personal information.*

*  You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our website at:	Call Victory at:
www.vcm.com	800-539-FUND (800-539-3863)
800-235-8396 for Member Class

VP-SAR (4/22)

April 30, 2022

Semi Annual Report

Victory Sycamore Established Value Fund

Victory Sycamore Small Company Opportunity Fund

www.vcm.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

•  Detailed performance records

•  Daily share prices

•  The latest fund news

•  Investment resources to help you become a better investor

•  A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, www.vcm.com has what you seek. Visit us anytime. We're always open.

Victory Portfolios

TABLE OF CONTENTS

Investment Objective and Portfolio Holdings (Unaudited)	4
Schedule of Portfolio Investments
Victory Sycamore Established Value Fund	6
Victory Sycamore Small Company Opportunity Fund	9
Financial Statements
Statements of Assets and Liabilities	13
Statements of Operations	15
Statements of Changes in Net Assets	16
Financial Highlights	20
Notes to Financial Statements	28
Supplemental Information (Unaudited)	37
Proxy Voting and Portfolio Holdings Information	37
Expense Examples	37
Advisory Contract Approval	39
Liquidity Risk Management Program	42
Privacy Policy (inside back cover)

1

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call 800-539-3863 and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

The Funds are distributed by Victory Capital Services, Inc. Victory Capital Management Inc. is the investment adviser to the Funds and receives fees from the Funds for performing services for the Funds.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the Victory Funds.

For additional information about any Victory Fund, including fees, expenses, and risks, view our prospectus online at vcm.com or call 800-539-3863. Read it carefully before you invest or send money.

The information in this report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Past investment performance of the Funds, markets or securities mentioned herein should not be considered to be indicative of future results.

• NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Call Victory at:

800-539-FUND (800-539-3863)

Visit our website at:

www.vcm.com

2

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3

Victory Portfolios Victory Sycamore Established Value Fund	April 30, 2022

  (Unaudited)

Investment Objective and Portfolio Holdings:

The Fund seeks to provide long-term capital growth by investing primarily in common stocks.

Top 10 Holdings*:

April 30, 2022

(% of Net Assets)

Alleghany Corp.	2.5%
Sysco Corp.	2.2%
Packaging Corp. of America	2.0%
Westlake Corp.	1.9%
Valero Energy Corp.	1.9%
Coterra Energy, Inc.	1.9%
American Financial Group, Inc.	1.9%
W.R. Berkley Corp.	1.9%
Zions Bancorp NA	1.7%
Xcel Energy, Inc.	1.7%

Sector Allocation*:

April 30, 2022

(% of Net Assets)

*  Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

4

Victory Portfolios Victory Sycamore Small Company Opportunity Fund	April 30, 2022

  (Unaudited)

Investment Objective and Portfolio Holdings:

The Fund seeks to provide capital appreciation.

Top 10 Holdings*:

April 30, 2022

(% of Net Assets)

PDC Energy, Inc.	2.0%
Independent Bank Corp.	1.7%
Applied Industrial Technologies, Inc.	1.6%
SouthState Corp.	1.6%
Rayonier, Inc.	1.5%
EMCOR Group, Inc.	1.5%
UMB Financial Corp.	1.4%
Verint Systems, Inc.	1.4%
Performance Food Group Co.	1.4%
Apple Hospitality REIT, Inc.	1.4%

Sector Allocation*:

April 30, 2022

(% of Net Assets)

*  Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

5

Victory Portfolios Victory Sycamore Established Value Fund	Schedule of Portfolio Investments April 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Common Stocks (96.4%)
Communication Services (0.9%):
Live Nation Entertainment, Inc. (a)	1,400,000	$146,832
Consumer Discretionary (9.0%):
Aptiv PLC (a)	1,395,000	148,428
BorgWarner, Inc.	7,175,000	264,255
Hilton Worldwide Holdings, Inc. (a)	1,485,000	230,606
Newell Brands, Inc.	9,575,000	221,661
Ross Stores, Inc.	2,363,500	235,806
VF Corp.	2,428,200	126,267
Yum! Brands, Inc.	2,215,000	259,177
		1,486,200
Consumer Staples (6.0%):
Archer-Daniels-Midland Co.	1,850,000	165,686
Sysco Corp.	4,220,000	360,725
The Hershey Co.	880,000	198,678
Tyson Foods, Inc., Class A	2,910,000	271,096
		996,185
Energy (5.3%):
Coterra Energy, Inc.	10,875,000	313,091
Devon Energy Corp.	4,220,000	245,477
Valero Energy Corp.	2,810,000	313,259
		871,827
Financials (14.6%):
Alleghany Corp. (a)	500,000	418,250
American Financial Group, Inc.	2,227,300	308,437
Everest Re Group Ltd.	615,000	168,947
Huntington Bancshares, Inc.	13,800,000	181,470
Old Republic International Corp.	5,811,100	127,902
Prosperity Bancshares, Inc.	2,725,000	178,160
The Bank of New York Mellon Corp.	5,157,200	216,912
The Progressive Corp.	2,025,000	217,404
W.R. Berkley Corp.	4,625,000	307,516
Zions Bancorp NA	5,100,000	288,201
		2,413,199
Health Care (4.5%):
Hologic, Inc. (a)	1,865,000	134,261
Molina Healthcare, Inc. (a)	446,700	140,018
Quest Diagnostics, Inc.	1,900,000	254,296
The Cooper Cos., Inc.	615,000	222,040
		750,615
Industrials (20.6%):
AGCO Corp.	1,790,000	228,046
Alaska Air Group, Inc. (a)	4,370,000	237,684
Hubbell, Inc.	1,400,000	273,504

See notes to financial statements.

6

Victory Portfolios Victory Sycamore Established Value Fund	Schedule of Portfolio Investments — continued April 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
J.B. Hunt Transport Services, Inc.	845,000	$144,368
Landstar System, Inc.	1,130,000	175,037
Leidos Holdings, Inc.	2,450,000	253,600
Lincoln Electric Holdings, Inc.	1,230,000	165,718
ManpowerGroup, Inc.	1,730,000	156,046
Oshkosh Corp.	1,725,000	159,459
Owens Corning	1,845,000	167,766
Parker-Hannifin Corp.	830,000	224,781
Republic Services, Inc.	1,335,000	179,250
Textron, Inc.	4,120,000	285,310
The Middleby Corp. (a)	1,554,300	239,191
The Toro Co.	2,960,000	237,185
United Rentals, Inc. (a)	520,000	164,590
Xylem, Inc.	1,515,000	121,958
		3,413,493
Information Technology (10.8%):
Amphenol Corp., Class A	3,037,500	217,181
DXC Technology Co. (a)	5,520,000	158,424
Flex Ltd. (a)	14,650,000	241,579
Genpact Ltd.	5,770,000	232,358
Global Payments, Inc.	1,745,000	239,030
Hewlett Packard Enterprise Co.	11,195,600	172,524
Maximus, Inc. (b)	3,455,000	251,800
MKS Instruments, Inc.	1,315,000	149,884
Motorola Solutions, Inc.	610,000	130,351
		1,793,131
Materials (12.4%):
AptarGroup, Inc.	1,510,000	173,393
Avery Dennison Corp.	1,455,000	262,773
Corteva, Inc.	3,280,000	189,223
International Flavors & Fragrances, Inc.	1,150,000	139,495
Packaging Corp. of America	2,005,000	323,146
Reliance Steel & Aluminum Co.	1,285,000	254,751
RPM International, Inc.	1,975,000	163,728
Steel Dynamics, Inc.	2,585,000	221,664
Westlake Corp.	2,480,000	313,844
		2,042,017
Real Estate (9.0%):
Alexandria Real Estate Equities, Inc.	1,310,000	238,630
American Homes 4 Rent, Class A	4,975,000	197,060
Camden Property Trust	1,205,000	189,052
Duke Realty Corp.	2,483,300	135,961
Equity LifeStyle Properties, Inc.	3,000,000	231,840
Lamar Advertising Co., Class A	2,240,000	247,318
National Retail Properties, Inc. (c)	5,525,000	242,216
		1,482,077

See notes to financial statements.

7

Victory Portfolios Victory Sycamore Established Value Fund	Schedule of Portfolio Investments — continued April 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Utilities (3.3%):
Alliant Energy Corp.	4,520,000	$265,821
Xcel Energy, Inc.	3,900,000	285,714
		551,535
Total Common Stocks (Cost $12,272,815)		15,947,111
Exchange-Traded Funds (1.2%)
iShares Russell Mid-Cap Value ETF (c)	1,800,000	202,338
Total Exchange-Traded Funds (Cost $140,770)		202,338
Collateral for Securities Loaned (0.2%)^
BlackRock Liquidity Funds TempFund, Institutional Shares, 0.31% (d)	525,486	525
Fidelity Investments Money Market Government Portfolio, Institutional Shares, 0.19% (d)	14,551,230	14,551
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Shares, 0.45% (d)	262,244	262
JPMorgan Prime Money Market Fund, Capital Shares, 0.40% (d)	2,091,049	2,092
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Shares, 0.37% (d)	9,401,764	9,402
Total Collateral for Securities Loaned (Cost $26,832)		26,832
Total Investments (Cost $12,440,417) — 97.8%		16,176,281
Other assets in excess of liabilities — 2.2%		357,715
NET ASSETS — 100.00%		$16,533,996

^  Purchased with cash collateral from securities on loan.

(a)  Non-income producing security.

(b)  Affiliated security (See Note 8 in the Notes to Financial Statements).

(c)  All or a portion of this security is on loan.

(d)  Rate disclosed is the daily yield on April 30, 2022.

ETF — Exchange-Traded Fund

PLC — Public Limited Company

See notes to financial statements.

8

Victory Portfolios Victory Sycamore Small Company Opportunity Fund	Schedule of Portfolio Investments April 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Common Stocks (96.4%)
Aerospace & Defense (1.2%):
Hexcel Corp.	1,400,000	$76,104
Air Freight & Logistics (1.3%):
Forward Air Corp.	330,000	32,000
Hub Group, Inc., Class A (a)	780,000	52,385
		84,385
Airlines (0.3%):
Frontier Group Holdings, Inc. (a) (b)	1,700,000	18,037
Building Products (1.9%):
Gibraltar Industries, Inc. (a)	775,000	29,326
UFP Industries, Inc.	1,140,000	88,202
		117,528
Commercial Services & Supplies (3.7%):
ABM Industries, Inc.	1,207,000	58,262
McGrath RentCorp	805,000	67,185
UniFirst Corp.	305,000	52,552
Viad Corp. (a) (c)	1,720,000	56,330
		234,329
Communication Services (1.0%):
The E.W. Scripps Co., Class A (a) (c)	3,640,000	59,914
Construction & Engineering (3.2%):
Comfort Systems USA, Inc.	505,000	42,632
EMCOR Group, Inc.	860,000	91,573
MYR Group, Inc. (a)	315,000	24,913
Valmont Industries, Inc.	182,000	45,284
		204,402
Consumer Discretionary (8.4%):
Carter's, Inc. (b)	540,000	45,490
Choice Hotels International, Inc.	218,000	30,620
Citi Trends, Inc. (a) (b) (c)	515,500	14,418
Columbia Sportswear Co.	490,000	40,258
Helen of Troy Ltd. (a)	210,000	45,047
Hyatt Hotels Corp., Class A (a)	620,000	58,875
LCI Industries (b)	380,000	36,982
Mattel, Inc. (a)	3,535,000	85,936
Murphy USA, Inc.	251,400	58,727
Signet Jewelers Ltd. (b)	580,000	40,716
Visteon Corp. (a)	656,000	68,690
		525,759
Consumer Staples (5.5%):
Central Garden & Pet Co., Class A (a)	742,800	30,737
Edgewell Personal Care Co. (b)	886,500	33,811
Ingredion, Inc.	835,000	71,067
Lancaster Colony Corp.	260,000	40,347

See notes to financial statements.

9

Victory Portfolios Victory Sycamore Small Company Opportunity Fund	Schedule of Portfolio Investments — continued April 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Performance Food Group Co. (a)	1,810,000	$89,143
Spectrum Brands Holdings, Inc.	635,000	54,019
The Hain Celestial Group, Inc. (a)	819,500	27,486
		346,610
Energy (4.8%):
Delek U.S. Holdings, Inc. (a) (c)	3,670,000	88,814
Helix Energy Solutions Group, Inc. (a)	5,568,000	22,885
Magnolia Oil & Gas Corp., Class A	2,794,500	64,944
PDC Energy, Inc.	1,815,000	126,578
		303,221
Financials (15.6%):
AMERISAFE, Inc. (c)	985,000	45,655
Bank of Hawaii Corp.	1,125,000	83,632
Cohen & Steers, Inc.	736,200	57,195
Eagle Bancorp, Inc.	1,105,000	55,637
First American Financial Corp.	871,400	50,811
Independent Bank Corp.	1,370,000	105,709
Lakeland Financial Corp. (b)	610,000	44,420
Pinnacle Financial Partners, Inc.	505,000	39,163
RenaissanceRe Holdings Ltd.	158,300	22,719
Renasant Corp.	2,000,000	59,580
Ryan Specialty Group Holdings, Inc., Class A (a) (b)	1,180,000	43,648
Selective Insurance Group, Inc.	725,000	59,711
SouthState Corp.	1,270,000	98,349
Stewart Information Services Corp.	715,000	36,894
The Hanover Insurance Group, Inc.	159,200	23,374
UMB Financial Corp.	1,000,000	90,180
Wintrust Financial Corp.	780,000	68,110
		984,787
Health Care (3.5%):
AngioDynamics, Inc. (a) (c)	1,970,000	41,468
Chemed Corp.	109,000	53,562
Hanger, Inc. (a) (c)	2,570,000	42,251
Integer Holdings Corp. (a)	470,000	35,330
Natus Medical, Inc. (a)	1,361,000	45,280
		217,891
Industrial Conglomerates (0.5%):
Carlisle Cos., Inc.	130,000	33,717
Information Technology (11.0%):
ADTRAN, Inc.	811,600	14,114
Advanced Energy Industries, Inc.	657,000	50,274
Avnet, Inc.	2,005,000	87,538
Belden, Inc.	1,100,000	56,793
Cognyte Software Ltd. (a)	3,179,800	21,559
Cohu, Inc. (a)	1,760,000	46,746
Fabrinet (a)	490,000	48,113
Kulicke & Soffa Industries, Inc. (b)	990,000	45,946

See notes to financial statements.

10

Victory Portfolios Victory Sycamore Small Company Opportunity Fund	Schedule of Portfolio Investments — continued April 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Littelfuse, Inc.	206,400	$47,317
Maximus, Inc.	520,000	37,898
NETGEAR, Inc. (a) (c)	2,100,000	45,570
Plexus Corp. (a) (b)	585,000	47,467
ScanSource, Inc. (a) (c)	1,535,000	52,558
Verint Systems, Inc. (a)	1,645,000	89,751
		691,644
Machinery (6.7%):
Alamo Group, Inc.	435,000	55,002
Altra Industrial Motion Corp.	1,290,000	50,310
Astec Industries, Inc.	1,050,000	41,055
Columbus McKinnon Corp. (b)	940,000	33,323
Crane Co. (b)	610,000	58,700
Hillenbrand, Inc.	1,010,000	41,228
Kennametal, Inc.	1,614,000	41,528
Mueller Industries, Inc.	1,000,000	54,150
The Manitowoc Co., Inc. (a)	1,400,000	18,536
Watts Water Technologies, Inc., Class A	226,400	28,857
		422,689
Materials (8.3%):
Cabot Corp.	745,000	49,058
Eagle Materials, Inc.	255,000	31,447
Innospec, Inc.	646,100	61,580
Kaiser Aluminum Corp.	735,000	70,928
Minerals Technologies, Inc.	796,100	50,640
Silgan Holdings, Inc.	1,834,400	81,392
Sonoco Products Co.	1,395,000	86,364
TriMas Corp.	1,800,000	53,172
Worthington Industries, Inc.	800,000	38,056
		522,637
Professional Services (3.2%):
CBIZ, Inc. (a)	1,150,000	48,174
ICF International, Inc.	740,000	73,119
Korn Ferry	487,600	29,958
ManTech International Corp., Class A	660,000	53,024
		204,275
Real Estate (8.3%):
Apple Hospitality REIT, Inc.	5,029,600	88,974
Colliers International Group, Inc.	394,000	43,438
Corporate Office Properties Trust	3,110,000	83,006
Cushman & Wakefield PLC (a)	3,125,000	55,938
First Industrial Realty Trust, Inc.	1,320,000	76,560
Four Corners Property Trust, Inc. (b)	2,828,500	77,671
Rayonier, Inc.	2,187,000	94,478
		520,065

See notes to financial statements.

11

Victory Portfolios Victory Sycamore Small Company Opportunity Fund	Schedule of Portfolio Investments — continued April 30, 2022

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Road & Rail (2.4%):
Marten Transport Ltd.	4,090,000	$71,084
Werner Enterprises, Inc.	2,000,000	79,260
		150,344
Trading Companies & Distributors (2.5%):
Applied Industrial Technologies, Inc.	985,000	103,120
Core & Main, Inc., Class A (a) (b)	2,240,000	53,222
		156,342
Utilities (3.1%):
ALLETE, Inc.	785,000	46,582
MGE Energy, Inc.	601,700	46,854
NorthWestern Corp.	885,000	50,171
ONE Gas, Inc.	595,000	50,200
		193,807
Total Common Stocks (Cost $5,121,659)		6,068,487
Exchange-Traded Funds (0.8%)
iShares Russell 2000 Value ETF (b)	340,600	50,688
Total Exchange-Traded Funds (Cost $38,751)		50,688
Collateral for Securities Loaned (1.9%)^
BlackRock Liquidity Funds TempFund, Institutional Shares, 0.31% (d)	2,360,965	2,361
Fidelity Investments Money Market Government Portfolio, Institutional Shares, 0.19% (d)	65,377,433	65,378
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Shares, 0.45% (d)	1,178,238	1,178
JPMorgan Prime Money Market Fund, Capital Shares, 0.40% (d)	9,394,905	9,395
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Shares, 0.37% (d)	42,241,325	42,241
Total Collateral for Securities Loaned (Cost $120,553)		120,553
Total Investments (Cost $5,280,963) — 99.1%		6,239,728
Other assets in excess of liabilities — 0.9%		55,603
NET ASSETS — 100.00%		$6,295,331

^  Purchased with cash collateral from securities on loan.

(a)  Non-income producing security.

(b)  All or a portion of this security is on loan.

(c)  Affiliated security (See Note 8 in the Notes to Financial Statements).

(d)  Rate disclosed is the daily yield on April 30, 2022.

ETF — Exchange-Traded Fund

PLC — Public Limited Company

REIT — Real Estate Investment Trust

See notes to financial statements.

12

Victory Portfolios	Statements of Assets and Liabilities April 30, 2022

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	Victory Sycamore Established Value Fund		Victory Sycamore Small Company Opportunity Fund
Assets:
Affiliated investments, at value (Cost $222,456 and $495,136)	$251,800		$446,978
Unaffiliated investments, at value (Cost $12,217,961 and $4,785,827)	15,924,481	(a)	5,792,750	(b)
Cash	385,273		166,602
Receivables:
Interest and dividends	7,172		1,487
From affiliate on interfund lending	34,798		—
Capital shares issued	23,580		4,281
Investments sold	25,111		28,860
Prepaid expenses	243		113
Total Assets	16,652,458		6,441,071
Liabilities:
Payables:
Collateral received on loaned securities	26,832		120,553
Investments purchased	24,147		13,477
Capital shares redeemed	58,030		6,315
Accrued expenses and other payables:
Investment advisory fees	6,306		4,080
Administration fees	846		334
Custodian fees	119		52
Transfer agent fees	1,117		415
Compliance fees	9		4
Trustees' fees	6		2
12b-1 fees	390		87
Other accrued expenses	660		421
Total Liabilities	118,462		145,740
Net Assets:
Capital	12,291,732		5,106,775
Total accumulated earnings/(loss)	4,242,264		1,188,556
Net Assets	$16,533,996		$6,295,331
Net Assets
Class A	$1,717,386		$361,104
Class C	62,368		—
Class I	5,283,133		3,457,789
Class R	863,670		226,564
Class R6	7,890,628		2,224,247
Class Y	716,811		25,627
Total	$16,533,996		$6,295,331
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A	35,734		7,643
Class C	1,335		—
Class I	109,811		72,174
Class R	18,280		5,228
Class R6	163,929		46,507
Class Y	14,901		539
Total	343,990		132,091

(continues on next page)

See notes to financial statements.

13

Victory Portfolios	Statements of Assets and Liabilities April 30, 2022

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited) (continued)

	Victory Sycamore Established Value Fund	Victory Sycamore Small Company Opportunity Fund
Net asset value, offering (except Class A) and redemption price per share: (c)
Class A	$48.06	$47.25
Class C	46.70	—
Class I	48.11	47.91
Class R	47.25	43.34
Class R6	48.13	47.83
Class Y	48.10	47.53
Maximum Sales Charge — Class A	5.75%	5.75%
Maximum offering price (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A	$50.99	$50.13

(a)  Includes $25,189 of securities on loan.

(b)  Includes $112,733 of securities on loan.

(c)  Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

See notes to financial statements.

14

Victory Portfolios	Statements of Operations For the Six Months Ended April 30, 2022

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	Victory Sycamore Established Value Fund	Victory Sycamore Small Company Opportunity Fund
Investment Income:
Dividends from affiliated investments	$1,746	$4,669
Dividends from unaffiliated investments	177,935	45,508
Interest from unaffiliated investments	49	19
Interfund lending	12	—
Securities lending (net of fees)	1	76
Foreign tax withholding	—	(9)
Total Income	179,743	50,263
Expenses:
Investment advisory fees	37,596	26,295
Administration fees	4,491	1,874
Sub-Administration fees	8	8
12b-1 fees — Class A	2,188	499
12b-1 fees — Class C	328	—
12b-1 fees — Class R	2,265	623
Custodian fees	352	152
Transfer agent fees — Class A	972	309
Transfer agent fees — Class C	34	—
Transfer agent fees — Class I	1,363	987
Transfer agent fees — Class R	350	103
Transfer agent fees — Class R6	121	20
Transfer agent fees — Class Y	364	14
Trustees' fees	449	191
Compliance fees	58	24
Legal and audit fees	289	125
State registration and filing fees	164	91
Other expenses	816	496
Total Expenses	52,208	31,811
Net Investment Income (Loss)	127,535	18,452
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from affiliated investment securities	—	(7,909)
Net realized gains (losses) from unaffiliated investment securities	520,208	250,282
Net change in unrealized appreciation/depreciation on affiliated investment securities	(37,068)	(73,782)
Net change in unrealized appreciation/depreciation on unaffiliated investment securities	(538,694)	(565,532)
Net realized/unrealized gains (losses) on investments	(55,554)	(396,941)
Change in net assets resulting from operations	$71,981	$(378,489)

See notes to financial statements.

15

Victory Portfolios	Statements of Change in Net Assets

(Amounts in Thousands)

	Victory Sycamore Established Value Fund		Victory Sycamore Small Company Opportunity Fund
	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021
From Investment Activities:
Operations:
Net Investment Income (Loss)	$127,535	$230,697	$18,452	$25,280
Net realized gains (losses)	520,208	1,200,711	242,373	891,810
Net change in unrealized appreciation/ depreciation	(575,762)	4,048,780	(639,314)	1,501,409
Change in net assets resulting from operations	71,981	5,480,188	(378,489)	2,418,499
Distributions to Shareholders:
Class A	(128,008)	(82,155)	(47,738)	(2,698)
Class C	(4,754)	(2,825)	—	—
Class I	(395,148)	(215,656)	(441,800)	(30,516)
Class R	(68,057)	(38,781)	(31,189)	(1,442)
Class R6	(570,373)	(304,092)	(301,384)	(20,349)
Class Y	(63,130)	(38,108)	(3,832)	(228)
Change in net assets resulting from distributions to shareholders	(1,229,470)	(681,617)	(825,943)	(55,233)
Change in net assets resulting from capital transactions	1,161,043	1,258,292	426,314	(135,276)
Change in net assets	3,554	6,056,863	(778,118)	2,227,990
Net Assets:
Beginning of period	16,530,442	10,473,579	7,073,449	4,845,459
End of period	$16,533,996	$16,530,442	$6,295,331	$7,073,449

(continues on next page)

See notes to financial statements.

16

Victory Portfolios	Statements of Change in Net Assets

(Amounts in Thousands)  (continued)

	Victory Sycamore Established Value Fund		Victory Sycamore Small Company Opportunity Fund
	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021
Capital Transactions:
Class A
Proceeds from shares issued	$198,207	$316,369	$36,818	$91,245
Distributions reinvested	108,796	69,394	39,941	2,255
Cost of shares redeemed	(255,149)	(578,155)	(71,404)	(161,535)
Total Class A	$51,854	$(192,392)	$5,355	$(68,035)
Class C
Proceeds from shares issued	$466	$1,691	$—	$—
Distributions reinvested	4,625	2,735	—	—
Cost of shares redeemed	(5,713)	(14,289)	—	—
Total Class C	$(622)	$(9,863)	$—	$—
Class I
Proceeds from shares issued	$606,782	$1,448,698	$292,789	$753,269
Distributions reinvested	334,784	184,882	415,540	28,267
Cost of shares redeemed	(602,946)	(1,151,120)	(447,140)	(917,576)
Total Class I	$338,620	$482,460	$261,189	$(136,040)
Class R
Proceeds from shares issued	$89,216	$184,333	$21,200	$45,316
Distributions reinvested	67,190	38,246	30,913	1,426
Cost of shares redeemed	(164,023)	(206,480)	(37,622)	(83,973)
Total Class R	$(7,617)	$16,099	$14,491	$(37,231)
Class R6
Proceeds from shares issued	$1,193,216	$2,058,418	$369,806	$696,838
Distributions reinvested	559,414	298,880	289,072	19,320
Cost of shares redeemed	(874,119)	(1,400,472)	(511,388)	(617,635)
Total Class R6	$878,511	$956,826	$147,490	$98,523
Class Y
Proceeds from shares issued	$150,903	$367,701	$3,112	$15,804
Distributions reinvested	59,336	36,208	3,515	207
Cost of shares redeemed	(309,942)	(398,747)	(8,838)	(8,504)
Total Class Y	$(99,703)	$5,162	$(2,211)	$7,507
Change in net assets resulting from capital transactions	$1,161,043	$1,258,292	$426,314	$(135,276)

(continues on next page)
See notes to financial statements.

17

Victory Portfolios	Statements of Change in Net Assets

(Amounts in Thousands)  (continued)

	Victory Sycamore Established Value Fund		Victory Sycamore Small Company Opportunity Fund
	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021
Share Transactions:
Class A
Issued	4,010	6,696	719	1,750
Reinvested	2,237	1,666	797	49
Redeemed	(5,153)	(12,340)	(1,384)	(3,154)
Total Class A	1,094	(3,978)	132	(1,355)
Class C
Issued	9	37	—	—
Reinvested	98	69	—	—
Redeemed	(119)	(315)	—	—
Total Class C	(12)	(209)	—	—
Class I
Issued	12,263	30,624	5,625	14,282
Reinvested	6,875	4,393	8,163	605
Redeemed	(12,212)	(24,567)	(8,622)	(17,329)
Total Class I	6,926	10,450	5,166	(2,442)
Class R
Issued	1,829	4,046	453	918
Reinvested	1,405	935	673	33
Redeemed	(3,386)	(4,524)	(804)	(1,751)
Total Class R	(152)	457	322	(800)
Class R6
Issued	24,098	43,452	6,940	12,955
Reinvested	11,482	7,091	5,687	414
Redeemed	(17,699)	(30,224)	(10,135)	(11,730)
Total Class R6	17,881	20,319	2,492	1,639
Class Y
Issued	3,037	7,724	61	320
Reinvested	1,219	861	70	4
Redeemed	(6,270)	(8,452)	(177)	(160)
Total Class Y	(2,014)	133	(46)	164
Change in Shares	23,723	27,172	8,066	(2,794)

See notes to financial statements.

18

This page is intentionally left blank.

19

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses)	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments
Victory Sycamore Established Value Fund
Class A
Six Months Ended April 30, 2022 (Unaudited)	$51.62	0.31	(0.13)	0.18	(0.43)	(3.31)
Year Ended October 31:
2021	$35.75	0.62	17.44	18.06	(0.52)	(1.67)
2020	$40.09	0.48	(2.44)	(1.96)	(0.48)	(1.90)
2019	$39.52	0.40	3.61	4.01	(0.39)	(3.05)
2018	$40.01	0.35	0.48	0.83	(0.33)	(0.99)
2017	$33.82	0.22	6.53	6.75	(0.21)	(0.35)
Class C
Six Months Ended April 30, 2022 (Unaudited)	$50.28	0.12	(0.12)	— (e)	(0.27)	(3.31)
Year Ended October 31:
2021	$34.89	0.26	17.00	17.26	(0.20)	(1.67)
2020	$39.16	0.20	(2.35)	(2.15)	(0.22)	(1.90)
2019	$38.69	0.11	3.53	3.64	(0.12)	(3.05)
2018	$39.22	0.03	0.46	0.49	(0.03)	(0.99)
2017	$33.26	(0.09)	6.44	6.35	(0.04)	(0.35)
Class I
Six Months Ended April 30, 2022 (Unaudited)	$51.66	0.39	(0.13)	0.26	(0.50)	(3.31)
Year Ended October 31:
2021	$35.77	0.77	17.44	18.21	(0.65)	(1.67)
2020	$40.12	0.59	(2.45)	(1.86)	(0.59)	(1.90)
2019	$39.55	0.52	3.62	4.14	(0.52)	(3.05)
2018	$40.04	0.47	0.48	0.95	(0.45)	(0.99)
2017	$33.83	0.32	6.56	6.88	(0.32)	(0.35)

*  Does not include acquired fund fees and expenses, if any.

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(e)  Amount is less than $0.005 per share.

See notes to financial statements.

20

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

				Ratios to Average Net Assets			Supplemental Data
	Total Distributions	Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(b)	Net Expenses*(c)	Net Investment Income (Loss)(c)	Gross Expenses*(c)	Net Assets, End of Period (000's)	Portfolio Turnover(b)(d)
Victory Sycamore Established Value Fund
Class A
Six Months Ended April 30, 2022 (Unaudited)	(3.74)	$48.06	0.32%	0.89%	1.27%	0.89%	$1,717,386	17%
Year Ended October 31:
2021	(2.19)	$51.62	52.05%	0.90%	1.32%	0.90%	$1,788,115	32%
2020	(2.38)	$35.75	(5.22)%	0.92%	1.34%	0.92%	$1,380,509	44%
2019	(3.44)	$40.09	11.96%	0.92%	1.06%	0.92%	$1,802,034	34%
2018	(1.32)	$39.52	2.01%	0.89%	0.85%	0.89%	$2,008,143	36%
2017	(0.56)	$40.01	20.12%	0.90%	0.58%	0.90%	$2,386,049	32%
Class C
Six Months Ended April 30, 2022 (Unaudited)	(3.58)	$46.70	(0.07)%	1.65%	0.51%	1.65%	$62,368	17%
Year Ended October 31:
2021	(1.87)	$50.28	50.91%	1.66%	0.56%	1.66%	$67,718	32%
2020	(2.12)	$34.89	(5.93)%	1.69%	0.58%	1.69%	$54,271	44%
2019	(3.17)	$39.16	11.10%	1.68%	0.30%	1.68%	$79,066	34%
2018	(1.02)	$38.69	1.19%	1.68%	0.07%	1.68%	$90,128	36%
2017	(0.39)	$39.22	19.20%	1.70%	(0.24)%	1.70%	$101,506	32%
Class I
Six Months Ended April 30, 2022 (Unaudited)	(3.81)	$48.11	0.47%	0.58%	1.58%	0.58%	$5,283,133	17%
Year Ended October 31:
2021	(2.32)	$51.66	52.54%	0.58%	1.63%	0.58%	$5,315,482	32%
2020	(2.49)	$35.77	(4.92)%	0.60%	1.64%	0.60%	$3,306,226	44%
2019	(3.57)	$40.12	12.31%	0.60%	1.37%	0.60%	$3,501,630	34%
2018	(1.44)	$39.55	2.30%	0.59%	1.14%	0.59%	$3,509,093	36%
2017	(0.67)	$40.04	20.50%	0.62%	0.85%	0.62%	$5,263,053	32%

(continues on next page)

See notes to financial statements.

21

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses)	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments
Victory Sycamore Established Value Fund
Class R
Six Months Ended April 30, 2022 (Unaudited)	$50.81	0.26	(0.13)	0.13	(0.38)	(3.31)
Year Ended October 31:
2021	$35.23	0.52	17.16	17.68	(0.43)	(1.67)
2020	$39.54	0.40	(2.40)	(2.00)	(0.41)	(1.90)
2019	$39.03	0.31	3.57	3.88	(0.32)	(3.05)
2018	$39.54	0.26	0.48	0.74	(0.26)	(0.99)
2017	$33.43	0.14	6.46	6.60	(0.14)	(0.35)
Class R6
Six Months Ended April 30, 2022 (Unaudited)	$51.69	0.40	(0.14)	0.26	(0.51)	(3.31)
Year Ended October 31:
2021	$35.78	0.80	17.45	18.25	(0.67)	(1.67)
2020	$40.13	0.60	(2.45)	(1.85)	(0.60)	(1.90)
2019	$39.55	0.52	3.63	4.15	(0.52)	(3.05)
2018	$40.05	0.49	0.48	0.97	(0.48)	(0.99)
2017	$33.85	0.35	6.54	6.89	(0.34)	(0.35)
Class Y
Six Months Ended April 30, 2022 (Unaudited)	$51.66	0.39	(0.15)	0.24	(0.49)	(3.31)
Year Ended October 31:
2021	$35.76	0.77	17.45	18.22	(0.65)	(1.67)
2020	$40.11	0.58	(2.45)	(1.87)	(0.58)	(1.90)
2019	$39.54	0.50	3.63	4.13	(0.51)	(3.05)
2018	$40.04	0.46	0.48	0.94	(0.45)	(0.99)
2017	$33.83	0.31	6.57	6.88	(0.32)	(0.35)

*  Does not include acquired fund fees and expenses, if any.

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

22

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period  (continued)

				Ratios to Average Net Assets			Supplemental Data
	Total Distributions	Net Asset Value, End of Period	Total Return(b)	Net Expenses*(c)	Net Investment Income (Loss)(c)	Gross Expenses*(c)	Net Assets, End of Period (000's)	Portfolio Turnover(b)(d)
Victory Sycamore Established Value Fund
Class R
Six Months Ended April 30, 2022 (Unaudited)	(3.69)	$47.25	0.21%	1.11%	1.06%	1.11%	$863,670	17%
Year Ended October 31:
2021	(2.10)	$50.81	51.74%	1.11%	1.11%	1.11%	$936,593	32%
2020	(2.31)	$35.23	(5.41)%	1.12%	1.14%	1.12%	$633,244	44%
2019	(3.37)	$39.54	11.72%	1.13%	0.84%	1.13%	$823,796	34%
2018	(1.25)	$39.03	1.80%	1.10%	0.65%	1.10%	$897,277	36%
2017	(0.49)	$39.54	19.89%	1.10%	0.38%	1.10%	$1,005,561	32%
Class R6
Six Months Ended April 30, 2022 (Unaudited)	(3.82)	$48.13	0.51%	0.54%	1.62%	0.54%	$7,890,628	17%
Year Ended October 31:
2021	(2.34)	$51.69	52.62%	0.54%	1.68%	0.54%	$7,548,781	32%
2020	(2.50)	$35.78	(4.89)%	0.57%	1.68%	0.57%	$4,499,129	44%
2019	(3.57)	$40.13	12.35%	0.58%	1.38%	0.58%	$4,762,844	34%
2018	(1.47)	$39.55	2.34%	0.57%	1.19%	0.57%	$3,822,378	36%
2017	(0.69)	$40.05	20.54%	0.54%	0.91%	0.54%	$1,314,843	32%
Class Y
Six Months Ended April 30, 2022 (Unaudited)	(3.80)	$48.10	0.45%	0.61%	1.57%	0.61%	$716,811	17%
Year Ended October 31:
2021	(2.32)	$51.66	52.49%	0.61%	1.62%	0.61%	$873,753	32%
2020	(2.48)	$35.76	(4.92)%	0.63%	1.63%	0.63%	$600,200	44%
2019	(3.56)	$40.11	12.28%	0.63%	1.32%	0.63%	$659,111	34%
2018	(1.44)	$39.54	2.27%	0.62%	1.13%	0.62%	$448,543	36%
2017	(0.67)	$40.04	20.51%	0.60%	0.81%	0.60%	$487,044	32%

See notes to financial statements.

23

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses)	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments
Victory Sycamore Small Company Opportunity Fund
Class A
Six Months Ended April 30, 2022 (Unaudited)	$56.52	0.05	(2.85)	(2.80)	(0.05)	(6.42)
Year Ended October 31:
2021	$37.91	0.04	18.89	18.93	(0.17)	(0.15)
2020	$45.16	0.17	(5.14)	(4.97)	(0.20)	(2.08)
2019	$45.91	0.22	4.22	4.44	(0.10)	(5.09)
2018	$48.23	0.22	(0.09)	0.13	(0.21)	(2.24)
2017	$39.74	0.11	10.44	10.55	(0.12)	(1.94)
Class I
Six Months Ended April 30, 2022 (Unaudited)	$57.31	0.14	(2.89)	(2.75)	(0.23)	(6.42)
Year Ended October 31:
2021	$38.40	0.22	19.13	19.35	(0.29)	(0.15)
2020	$45.71	0.31	(5.20)	(4.89)	(0.34)	(2.08)
2019	$46.43	0.35	4.28	4.63	(0.26)	(5.09)
2018	$48.75	0.37	(0.09)	0.28	(0.36)	(2.24)
2017	$40.12	0.25	10.55	10.80	(0.23)	(1.94)
Class R
Six Months Ended April 30, 2022 (Unaudited)	$52.37	0.01	(2.62)	(2.61)	—	(6.42)
Year Ended October 31:
2021	$35.16	(0.05)	17.52	17.47	(0.11)	(0.15)
2020	$42.05	0.09	(4.76)	(4.67)	(0.14)	(2.08)
2019	$43.13	0.13	3.91	4.04	(0.03)	(5.09)
2018	$45.47	0.10	(0.08)	0.02	(0.12)	(2.24)
2017	$37.59	0.01	9.86	9.87	(0.05)	(1.94)

*  Does not include acquired fund fees and expenses, if any.

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

24

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

				Ratios to Average Net Assets			Supplemental Data
	Total Distributions	Net Asset Value, End of Period	Total Return (Excludes sales charge)(b)	Net Expenses*(c)	Net Investment Income (Loss)(c)	Gross Expenses*(c)	Net Assets, End of Period (000's)	Portfolio Turnover(b)(d)
Victory Sycamore Small Company Opportunity Fund
Class A
Six Months Ended April 30, 2022 (Unaudited)	(6.47)	$47.25	(5.60)%	1.24%	0.21%	1.24%	$361,104	16%
Year Ended October 31:
2021	(0.32)	$56.52	50.11%	1.24%	0.07%	1.24%	$424,496	41%
2020	(2.28)	$37.91	(11.80)%	1.26%	0.43%	1.26%	$336,083	37%
2019	(5.19)	$45.16	12.10%	1.25%	0.51%	1.25%	$451,310	34%
2018	(2.45)	$45.91	0.17%	1.22%	0.46%	1.22%	$486,622	43%
2017	(2.06)	$48.23	27.02%	1.23%	0.25%	1.23%	$603,851	36%
Class I
Six Months Ended April 30, 2022 (Unaudited)	(6.65)	$47.91	(5.44)%	0.89%	0.56%	0.89%	$3,457,789	16%
Year Ended October 31:
2021	(0.44)	$57.31	50.66%	0.89%	0.41%	0.89%	$3,840,013	41%
2020	(2.42)	$38.40	(11.51)%	0.93%	0.78%	0.93%	$2,666,852	37%
2019	(5.35)	$45.71	12.49%	0.92%	0.82%	0.92%	$4,584,086	34%
2018	(2.60)	$46.43	0.49%	0.88%	0.76%	0.88%	$4,127,411	43%
2017	(2.17)	$48.75	27.44%	0.90%	0.56%	0.90%	$4,003,419	36%
Class R
Six Months Ended April 30, 2022 (Unaudited)	(6.42)	$43.34	(5.68)%	1.42%	0.02%	1.42%	$226,564	16%
Year Ended October 31:
2021	(0.26)	$52.37	49.85%	1.42%	(0.11)%	1.42%	$256,938	41%
2020	(2.22)	$35.16	(11.94)%	1.44%	0.25%	1.44%	$200,617	37%
2019	(5.12)	$42.05	11.89%	1.44%	0.32%	1.44%	$279,090	34%
2018	(2.36)	$43.13	(0.06)%	1.44%	0.23%	1.44%	$286,480	43%
2017	(1.99)	$45.47	26.73%	1.45%	0.03%	1.45%	$333,944	36%

(continues on next page)

See notes to financial statements.

25

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses)	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments
Victory Sycamore Small Company Opportunity Fund
Class R6
Six Months Ended April 30, 2022 (Unaudited)	$57.22	0.15	(2.88)	(2.73)	(0.24)	(6.42)
Year Ended October 31:
2021	$38.37	0.24	19.10	19.34	(0.34)	(0.15)
2020	$45.66	0.19	(5.03)	(4.84)	(0.37)	(2.08)
2019	$46.38	0.36	4.28	4.64	(0.27)	(5.09)
2018	$48.69	0.30	— (e)	0.30	(0.37)	(2.24)
2017	$40.08	0.21	10.58	10.79	(0.24)	(1.94)
Class Y
Six Months Ended April 30, 2022 (Unaudited)	$56.88	0.14	(2.88)	(2.74)	(0.19)	(6.42)
Year Ended October 31:
2021	$38.10	0.16	19.00	19.16	(0.23)	(0.15)
2020	$45.39	0.24	(5.16)	(4.92)	(0.29)	(2.08)
2019	$46.13	0.30	4.24	4.54	(0.19)	(5.09)
2018	$48.33	0.29	(0.09)	0.20	(0.16)	(2.24)
2017	$39.84	0.20	10.40	10.60	(0.17)	(1.94)

*  Does not include acquired fund fees and expenses, if any.

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(e)  Amount is less than $0.005 per share.

See notes to financial statements.

26

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period  (continued)

				Ratios to Average Net Assets			Supplemental Data
	Total Distributions	Net Asset Value, End of Period	Total Return (Excludes sales charge)(b)	Net Expenses*(c)	Net Investment Income (Loss)(c)	Gross Expenses*(c)	Net Assets, End of Period (000's)	Portfolio Turnover(b)(d)
Victory Sycamore Small Company Opportunity Fund
Class R6
Six Months Ended April 30, 2022 (Unaudited)	(6.66)	$47.83	(5.42)%	0.85%	0.60%	0.85%	$2,224,247	16%
Year Ended October 31:
2021	(0.49)	$57.22	50.71%	0.85%	0.44%	0.85%	$2,518,726	41%
2020	(2.45)	$38.37	(11.43)%	0.86%	0.48%	0.86%	$1,625,853	37%
2019	(5.36)	$45.66	12.52%	0.87%	0.84%	0.87%	$277,218	34%
2018	(2.61)	$46.38	0.52%	0.87%	0.62%	0.87%	$195,360	43%
2017	(2.18)	$48.69	27.44%	0.90%	0.46%	0.90%	$85,307	36%
Class Y
Six Months Ended April 30, 2022 (Unaudited)	(6.61)	$47.53	(5.47)%	0.95%	0.53%	0.95%	$25,627	16%
Year Ended October 31:
2021	(0.38)	$56.88	50.55%	0.95%	0.31%	0.95%	$33,276	41%
2020	(2.37)	$38.10	(11.65)%	1.08%	0.62%	1.08%	$16,054	37%
2019	(5.28)	$45.39	12.31%	1.07%	0.69%	1.07%	$31,016	34%
2018	(2.40)	$46.13	0.33%	1.06%	0.61%	1.06%	$32,592	43%
2017	(2.11)	$48.33	27.10%	1.15%	0.45%	1.25%	$35,416	36%

See notes to financial statements.

27

Victory Portfolios	Notes to Financial Statements April 30, 2022

  (Unaudited)

1. Organization:

Victory Portfolios (the "Trust") is organized as a Delaware statutory trust and the Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is comprised of 40 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001 per share.

The accompanying financial statements are those of the following two Funds (collectively, the "Funds" and individually, a "Fund"). Each Fund is classified as diversified under the 1940 Act.

Funds (Legal Name)*	Funds (Short Name)	Investment Share Classes Offered
Victory Sycamore Established Value Fund	Sycamore Established Value Fund	A, C, I, R, R6, and Y
Victory Sycamore Small Company Opportunity Fund	Sycamore Small Company Opportunity Fund	A, I, R, R6, and Y

*  The Funds are generally closed to new investors. The Funds will continue to be available for investment (by direct purchase or exchange) by the following: existing shareholders, investors that purchase shares through certain intermediaries, retirement plans that purchase shares through certain record keepers, and current and retired Fund trustees, officers, employees of Victory Capital Management Inc. ("VCM" or the "Adviser") and affiliated providers, and their family members.

Each class of shares of a Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.

Investment Valuation:

The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds' investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

28

Victory Portfolios	Notes to Financial Statements — continued April 30, 2022

  (Unaudited)

• Level 3 — significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.

The Adviser has established the Pricing and Liquidity Committee (the "Committee"), and subject to the Trust's Board of Trustees' (the "Board") oversight, the Committee administers and oversees the Funds' valuation policies and procedures, which are approved by the Board.

Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds ("ETFs"), and American Depositary Receipts ("ADRs"), are valued at the closing price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments in open-end investment companies are valued at their net asset value ("NAV"). These valuations are typically categorized as Level 1 in the fair value hierarchy.

In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

A summary of the valuations as of April 30, 2022, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedules of Portfolio Investments (amounts in thousands):

	Level 1	Level 2	Level 3	Total
Sycamore Established Value Fund
Common Stocks	$15,947,111	$—	$—	$15,947,111
Exchange-Traded Funds	202,338	—	—	202,338
Collateral for Securities Loaned	26,832	—	—	26,832
Total	$16,176,281	$—	$—	$16,176,281
Sycamore Small Company Opportunity Fund
Common Stocks	$6,068,487	$—	$—	$6,068,487
Exchange-Traded Funds	50,688	—	—	50,688
Collateral for Securities Loaned	120,553	—	—	120,553
Total	$6,239,728	$—	$—	$6,239,728

For the six months ended April 30, 2022, there were no transfers in or out of Level 3 in the fair value hierarchy.

Real Estate Investment Trusts ("REITs"):

The Funds may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real-estate related loans or interests (such as mortgages). Certain distributions received from REITs during the year are recorded as realized gains or return of capital as estimated by the Funds or when such information becomes known.

29

Victory Portfolios	Notes to Financial Statements — continued April 30, 2022

  (Unaudited)

Investment Companies:

Exchange-Traded Funds:

The Funds may invest in ETFs, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities often designed to track the performance and dividend yield of a particular domestic or foreign market index. The Funds may purchase shares of an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity of an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Open-End Funds:

The Funds may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are recorded on the identified cost basis.

Withholding taxes on interest, dividends, and gains as a result of certain investments in ADRs by the Funds have been provided for in accordance with each investment's applicable country's tax rules and rates.

Securities Lending:

The Funds, through a Securities Lending Agreement with Citibank, N.A. ("Citibank"), may lend their securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include U.S. Government Securities and other securities as permitted by Securities and Exchange Commission ("SEC") guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted on the Funds' Schedules of Portfolio Investments. The Funds effectively do not have control of the non-cash collateral and therefore it is not disclosed on the Funds' Schedules of Portfolio Investments. Collateral requirements are determined daily based on the value of the Funds' securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Funds any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Funds also earn a return from the collateral. The Funds pay Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statements of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, a Fund could experience a delay in recovering its securities and possible loss of income

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or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.

The Funds' agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Funds may not be sold or repledged, except to satisfy borrower default.

The following table (amounts in thousands) is a summary of the Funds' securities lending transactions as of April 30, 2022.

	Value of Securities on Loan	Non-Cash Collateral	Cash Collateral
Sycamore Established Value Fund	$25,189	$—	$26,832
Sycamore Small Company Opportunity Fund	112,733	—	120,553

Federal Income Taxes:

Each Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Funds have a tax year end of October 31.

For the six months ended April 30, 2022, the Funds did not incur any income tax, interest, or penalties, and have recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to a Fund are charged to that Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.

Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing fees, and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

3. Purchases and Sales:

Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended April 30, 2022, were as follows (amounts in thousands):

	Excluding U.S. Government Securities
	Purchases	Sales
Sycamore Established Value Fund	$2,747,796	$2,828,846
Sycamore Small Company Opportunity Fund	1,076,333	1,518,747

4. Fees and Transactions with Affiliates and Related Parties:

Investment Advisory Fees:

Investment advisory services are provided to the Funds by the Adviser, which is a New York corporation registered as an investment adviser with the SEC. The Adviser is an indirect wholly owned subsidiary

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of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.

Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees based on a percentage of the average daily net assets of each Fund. The rates at which the Adviser is paid by each Fund are included in the table below.

	Adviser Fee Tier Rates
	Up to $100 million	$100 million – $200 million	Over $200 million
Sycamore Established Value Fund	0.65%	0.55%	0.45%
	Up to $500 million		Over $500 million
Sycamore Small Company Opportunity Fund	0.85%		0.75%

Amounts incurred and paid to VCM for the six months ended April 30, 2022, are reflected on the Statements of Operations as Investment advisory fees.

Administration and Servicing Fees:

VCM also serves as the Funds' administrator and fund accountant. Under the Administration and Fund Accounting Agreement, VCM is entitled to receive fees based on a percentage of the average daily net assets of the Trust, Victory Variable Insurance Funds and Victory Portfolios II. The tiered rates at which VCM is paid by the Funds are shown in the table below:

Net Assets
Up to $15 billion		$15 billion – $30 billion		Over $30 billion
0.08	%, plus	0.05	%, plus	0.04%

Amounts incurred for the six months ended April 30, 2022, are reflected on the Statements of Operations as Administration fees.

Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Funds pursuant to the Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Trust reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Funds. Amounts incurred for the six months ended April 30, 2022, are reflected on the Statements of Operations as Sub-Administration fees.

The Funds (as part of the Trust) have entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer ("CCO"), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios II and USAA Mutual Funds (collectively, the "Victory Funds Complex"), in aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended April 30, 2022, are reflected on the Statements of Operations as Compliance fees.

Transfer Agency Fees:

FIS Investor Services, LLC ("FIS") serves as the Funds' transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services. Amounts incurred for the six months ended April 30, 2022, are reflected on the Statements of Operations as Transfer agent fees.

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Distributor/Underwriting Services:

Victory Capital Services, Inc. (the "Distributor"), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the Funds pursuant to a Distribution Agreement between the Distributor and the Trust.

Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee up to the annual rate shown in the table below:

	Class A	Class C	Class R
Sycamore Established Value Fund	0.25%	1.00%	0.50%
Sycamore Small Company Opportunity Fund	0.25%	N/A	0.50%

The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activities primarily intended to result in the sale of Class A, Class C, and Class R. Amounts incurred for the six months ended April 30, 2022, are reflected on the Statements of Operations as 12b-1 fees.

In addition, the Distributor is entitled to receive commissions in connection with sales of Class A. For the six months ended April 30, 2022, the Distributor received approximately $10 thousand from commissions earned in connection with sales of Class A.

Other Fees:

Citibank serves as the Funds' custodian. The Funds pay Citibank a fee for providing these services. Amounts incurred for the six months ended April 30, 2022, are reflected on the Statements of Operations as Custodian fees.

Sidley Austin LLP provides legal services to the Trust.

The Adviser has entered into expense limitation agreements with the Funds. Under the terms of the agreements, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of a Fund in any fiscal year exceed the expense limit for such classes of the Fund. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of a Fund's business are excluded from the expense limits. As of April 30, 2022, the expense limits (excluding voluntary waivers) are as follows:

	In effect until February 28, 2023
	Class C	Class Y
Sycamore Established Value Fund	1.84%	N/A
Sycamore Small Company Opportunity Fund	N/A	1.15%

Under the terms of the expense limitation agreements, as amended May 1, 2021, the Funds have agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. Prior to May 1, 2021, the Funds were permitted to recoup fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the limitations above. This change did not have any effect on the amounts previously reported for recoupment.

As of April 30, 2022, the Funds had no amounts available to be repaid to the Adviser. The Funds have not recorded any amounts available to be repaid as a liability due to an assessment that such repayments are not probable at April 30, 2022.

The Adviser may voluntarily waive or reimburse additional fees to assist the Funds in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Funds are not

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available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended April 30, 2022.

Certain officers and/or interested trustees of the Funds are also officers and/or employees of the Adviser, administrator, fund accountant, sub-administrator, sub-fund accountant, custodian, legal counsel, and Distributor.

5. Risks:

The Funds may be subject to other risks in addition to these identified risks.

Equity Risk — The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions in the United States or abroad. A company's earnings or dividends may not increase as expected (or may decline) because of poor management, competitive pressures, reliance on particular suppliers or geographical regions, labor problems or shortages, corporate restructurings, fraudulent disclosures, man-made or natural disasters, military confrontations or wars, terrorism, public health crises, or other events, conditions and factors. Price changes may be temporary or last for extended periods.

Market Risk — Overall market risks may affect the value of the Fund. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels and other fiscal and monetary policy changes, cybersecurity incidents, pandemics and other public health crises, sanctions against a particular foreign country, its nationals, businesses or industries and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.

Small-Capitalization Stock Risk — Small-capitalization companies are subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss. Smaller companies may have limited markets, product lines, or financial resources and lack management experience and may experience higher failure rates than larger companies.

Mid-Capitalization Stock Risk — Mid-sized companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

6. Borrowing and Interfund Lending:

Line of Credit:

The Victory Funds Complex participates in a short-term demand note "Line of Credit" agreement with Citibank. The Line of Credit agreement with Citibank was renewed on June 28, 2021, with a termination date of June 27, 2022. Under the agreement with Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended April 30, 2022, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex pays a pro-rata portion of the commitment fees plus any interest (one-month London Interbank Offered Rate ("LIBOR") plus one percent, with LIBOR to be replaced by a different benchmark rate in accordance with the terms of the agreement) on amounts borrowed. Effective with the June 27, 2022 agreement renewal, the interest rate formal on amounts borrowed based on the published 1-month LIBOR rate plus one percent was changed to an interest rate based on the published 1-month Secured Overnight Financing Rate ("SOFR")

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plus 1.10 percent. Prior to June 28, 2021, the Victory Funds Complex paid an annual commitment fee of 0.15% and an upfront fee of 0.10%. Each fund in the Victory Funds Complex paid a pro-rata portion of the upfront fee. Interest charged to each fund during the period, if applicable, is reflected on the Statements of Operations under Line of credit fees.

The Funds had no borrowings under the Line of Credit agreement during the six months ended April 30, 2022.

Interfund Lending:

The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the "Order"), permitting the establishment and operation of an Interfund Lending Facility (the "Facility"). The Facility allows each Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower, interest charged to each Fund, if any, during the period, is reflected on the Statements of Operations under Interfund lending fees. As a Lender, interest earned by each Fund, if any, during the period, is reflected on the Statements of Operations under Interfund lending.

The average borrowing or lending for the days outstanding and average interest rate for the Funds that utilized this Facility during the period ended April 30, 2022, were as follows (amounts in thousands):

	Borrower or Lender	Amount Outstanding at April 30, 2022	Average Lending*	Days Lending Outstanding	Average Interest Rate	Maximum Lending During the Period
Sycamore Established Value Fund	Lender	$34,798	$12,162	54	0.71%	$55,786

*  For the six months ended April 30, 2022, based on the number of days borrowings were outstanding.

7. Federal Income Tax Information:

Distributable net realized gains, if any, are declared and distributed at least annually from each Fund. Dividends from net investment income, if any, are declared and paid as noted in the table below.

	Declared	Paid
Sycamore Established Value Fund	Quarterly	Quarterly
Sycamore Small Company Opportunity Fund	Annually	Annually

The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these "book/tax" differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Funds may be reclassified as an offset to capital on the accompanying Statements of Assets and Liabilities.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) will be determined at the end of the current tax year ending October 31, 2022.

As of the tax year ended October 31, 2021, the Funds had no capital loss carryforwards for federal income tax purposes.

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8. Affiliated Securities:

An affiliated security is a security in which a Fund has ownership of at least 5% of the security's outstanding voting shares, an investment company managed by VCM, or an issuer under common control with a Fund or VCM as of the six months ended April 30, 2022. The Funds do not invest in affiliated securities for the purpose of exercising management or control. These securities are noted as affiliated on a Fund's Schedule of Portfolio Investments. Transactions in affiliated securities during the six months ended April 30, 2022, were as follows (amounts in thousands):

	Fair Value 10/31/21	Purchases at Cost	Proceeds from Sales	Realized Gains (Losses)	Capital Gain Distribution	Net Change in Unrealized Appreciation/ Depreciation	Fair Value 4/30/22	Dividend Income
Sycamore Established Value Fund
Maximus, Inc.	$251,165	$37,703	$—	$—	$—	$(37,068)	$251,800	$1,746
Sycamore Small Company Opportunity Fund
AMERISAFE, Inc.	$60,179	$—	$(1,433)	$(594)	$—	$(12,497)	$45,655	$4,669
AngioDynamics, Inc.	46,378	10,858	(3,040)	(172)	—	(12,556)	41,468	—
Citi Trends, Inc.	39,879	—	—	—	—	(25,461)	14,418	—
Delek U.S. Holdings, Inc.	56,835	17,059	(6,081)	(5,098)	—	26,099	88,814	—
Hanger, Inc.	48,101	820	(921)	(352)	—	(5,397)	42,251	—
NETGEAR, Inc.	56,939	4,518	(769)	(585)	—	(14,533)	45,570	—
ScanSource, Inc.	57,248	—	(2,185)	(15)	—	(2,490)	52,558	—
The E.W. Scripps Co., Class A	60,822	10,214	(2,888)	(159)	—	(8,075)	59,914	—
Viad Corp.	61,416	16,308	(1,588)	(934)	—	(18,872)	56,330	—
	$487,797	$59,777	$(18,905)	$(7,909)	$—	$(73,782)	$446,978	$4,669

9. Subsequent Event

The Board approved a change in fiscal year-end from October 31 to June 30. This change in fiscal year-end is effective May 19, 2022.

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Proxy Voting and Portfolio Holdings Information

Proxy Voting:

Information regarding the policies and procedures each Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-539-3863. The information is also included in the Funds' Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Funds voted proxies relating to portfolio securities held during the most recent 12 months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's website at www.sec.gov.

Expense Examples

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2021, through April 30, 2022.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical expenses in the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/1/21	Actual Ending Account Value 4/30/22	Hypothetical Ending Account Value 4/30/22	Actual Expenses Paid During Period 11/1/21-4/30/22*	Hypothetical Expenses Paid During Period 11/1/21-4/30/22*	Annualized Expense Ratio During Period 11/1/21-4/30/22
Sycamore Established Value Fund
Class A	$1,000.00	$1,003.20	$1,020.38	$4.42	$4.46	0.89%
Class C	1,000.00	999.30	1,016.61	8.18	8.25	1.65%
Class I	1,000.00	1,004.70	1,021.92	2.88	2.91	0.58%
Class R	1,000.00	1,002.10	1,019.29	5.51	5.56	1.11%
Class R6	1,000.00	1,005.10	1,022.12	2.68	2.71	0.54%
Class Y	1,000.00	1,004.50	1,021.77	3.03	3.06	0.61%

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	Beginning Account Value 11/1/21	Actual Ending Account Value 4/30/22	Hypothetical Ending Account Value 4/30/22	Actual Expenses Paid During Period 11/1/21-4/30/22*	Hypothetical Expenses Paid During Period 11/1/21-4/30/22*	Annualized Expense Ratio During Period 11/1/21-4/30/22
Sycamore Small Company Opportunity Fund
Class A	$1,000.00	$944.00	$1,018.65	$5.98	$6.21	1.24%
Class I	1,000.00	945.60	1,020.38	4.29	4.46	0.89%
Class R	1,000.00	943.20	1,017.75	6.84	7.10	1.42%
Class R6	1,000.00	945.80	1,020.58	4.10	4.26	0.85%
Class Y	1,000.00	945.30	1,020.08	4.58	4.76	0.95%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

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Considerations of the Board in Continuing the Investment Advisory Agreement (the "Agreement")

The Board approved the Agreement on behalf of each of the Funds at a meeting, which was called for that purpose, on November 30, 2021. The Board also considered information relating to the Funds and the Agreement provided throughout the year and, more specifically, at the meetings on October 19, 2021, and November 30, 2021. In considering whether to approve the Agreement, the Board requested, and the Adviser provided, information that the Board believed to be reasonably necessary to reach its conclusions.

The Board, including the Independent Trustees, evaluated this information along with other information obtained throughout the year and was advised by legal counsel to the Funds and independent legal counsel to the Independent Trustees. In addition, the Independent Trustees considered a past review of their overall process for conducting the annual review of the Funds' advisory arrangements by a consultant retained through their counsel.

The Board took into consideration regular reports from the Adviser throughout the COVID-19 pandemic public health crisis concerning how the ongoing pandemic has affected market volatility, investment risk, liquidity and valuation of portfolio securities, and the implementation and effectiveness of business continuity plans. These reports also had confirmed that the pandemic had no material impact on the Adviser's operations.

The Board considered each Fund's advisory fee, expense ratio and investment performance as significant factors in determining whether the Agreement should be continued. In considering whether the compensation paid to the Adviser was fair and reasonable, the Board also evaluated, among other things, the following factors:

•  The requirements of the Funds for the services provided by the Adviser;

•  The nature, quality and extent of the services provided and expected to be provided;

•  The performance of the Funds as compared to comparable funds;

•  The fees payable for the services and whether the fee arrangements provided for economies of scale that would benefit Fund shareholders as the Funds grow (acknowledging that economies of scale can be complex to assess and typically are not directly measurable);

•  Whether the fee would be sufficient to enable the Adviser to attract and retain experienced personnel and continue to provide quality services to the Funds;

•  The fees paid by other clients of the Adviser whose accounts are managed in a similar investment style and any differences in the services provided to the other clients compared to those provided to the Funds;

•  The total expenses of each Fund;

•  Management's commitment to operating the Funds at competitive expense levels;

•  The profitability of the Adviser (as reflected by comparing fees earned against an estimate of the Adviser's costs) with respect to the Adviser's relationship with the Funds;

•  Research and other service benefits received by the Adviser obtained through payment of client commissions for securities transactions;

•  Other indirect benefits received by the Adviser, and its affiliates, including revenues paid to the Adviser, or its affiliates, by the Funds for administration and fund accounting services, and distribution;

•  The capabilities and financial condition of the Adviser;

•  Current economic and industry trends; and

•  The historical relationship between each Fund and the Adviser.

For Funds with total net expense ratios that ranked within the fourth quartile (most expensive) in relation to their peers as evaluated by a consultant, the Board also considered a memorandum that it requested the Adviser to prepare. The Adviser reviewed additional relevant circumstances, which included, among other things, specialized strategies, small or decreasing assets, or rapid or recent changes in peer expense ratios.

The Board reviewed each Fund's current management fee, comprised of the advisory fee plus the administrative services fee paid to the Adviser, in the context of the Adviser's profitability with respect to each Fund individually.

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The Board retained a consultant to provide comparative information about fees and performance. The Board met with the consultant to review its inputs and methodologies, among other things. The Board compared each Fund's gross management fees and total operating expense ratio on a net and gross basis with the median gross management fee and median expense ratio of a universe of comparable mutual funds compiled by the consultant and a peer group of funds with similar investment strategies selected by that consultant from the universe. The Board reviewed the factors and methodology used by the consultant in the selection of each Fund's peer group, including the consultant's selection of a broad universe of funds, the more specific universe of comparable funds, and peer groups of funds with comparable investment strategies and asset levels, among other factors. The Board also reviewed any changes to the consultant's methodology as compared to the prior year, including those resulting from the Adviser's input, if any. With respect to certain Funds, the Board also reviewed fees and other information related to the Adviser's management of similarly managed institutional or private accounts, and the differences in the services provided to these other accounts. The Board also noted that the breakpoints in the advisory fee schedule for the Funds evidenced one way in which the Adviser has shown a willingness to share in its economies of scale.

The Board also reviewed the compliance and administrative services provided to the Funds by the Adviser and its affiliates, including the Adviser's oversight of the Funds' day-to-day operations and oversight of Fund accounting, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Funds and the Trust.

The Board found that the gross annual management fee paid by each Fund was within the range of management fees paid by each Fund's respective peer group. The Board noted that each Fund's advisory fee structure contained at least one breakpoint. The Board also found that each Fund's Class A net annual expense ratio, taking into account any shareholder servicing or distribution fees, was reasonable as compared with each Fund's respective peer group. The Board considered the Adviser's contractual agreement with each Fund to waive its fees and reimburse expenses of certain classes for a specified period of time, as described in the Fund's prospectus.

The Board reviewed each Fund's performance over one-, three-, five- and ten-year periods against the performance of the Fund's selected peer group and benchmark index. The Board recognized that the performance of the Funds and the peer group funds are net of expenses, while the performance of the benchmark index reflects gross returns.

The Board reviewed various other specific factors with respect to each Fund, as described below. In their deliberations, the Trustees did not rank the importance of any particular information or factor considered and each Trustee may have attributed different weights to various factors.

Sycamore Established Value Fund

The Board compared the Fund's Class A performance for the one-, three-, five- and ten-year periods ended June 30, 2021, to that of the median performance of the Fund's peer group and benchmark index for the same periods and considered the fact that the Fund outperformed both the benchmark index and the peer group median for all of the periods reviewed.

Having considered, among other things: (1) the Fund's management fee compared to comparable mutual funds; (2) the Fund's total expense ratio compared to comparable mutual funds; (3) that the Adviser's willingness to limit the expenses of certain classes for a period of time would provide stability to the Fund's expenses for those share classes during that period; and (4) the Fund's performance during the periods reviewed, the Board concluded that the Agreement continued to be in the best interests of the Fund's shareholders.

Sycamore Small Company Opportunity Fund

The Board compared the Fund's Class A performance for the one-, three-, five- and ten-year periods ended June 30, 2021, to that of the median performance of the Fund's peer group and benchmark index for the same periods and considered the fact that the Fund underperformed both the benchmark index and the peer group median for the one-year period, and outperformed both the benchmark index and the peer group median for the three-, five- and ten-year periods.

40

Victory Portfolios	Supplemental Information — continued April 30, 2022

  (Unaudited)

Having considered, among other things: (1) the Fund's management fee compared to comparable mutual funds; (2) the Fund's total expense ratio compared to comparable mutual funds; (3) that the Adviser's willingness to limit the expenses of certain classes for a period of time would provide stability to the Fund's expenses for those share classes during that period; and (4) the Fund's performance during the periods reviewed, the Board concluded that the Agreement continued to be in the best interests of the Fund's shareholders.

Conclusion

Based on its review of the information requested and provided, and following extended discussions, the Board determined that the Agreement, on behalf of the Funds discussed above, was consistent with the best interests of each Fund and its shareholders, and the Board unanimously approved the Agreement, on behalf of each Fund, for an additional annual period on the basis of the foregoing review and discussions and the following considerations, among others:

•  The fairness and reasonableness of the investment advisory fee payable to the Adviser under the Agreement in light of the investment advisory services provided, the costs of these services, the profitability of the Adviser's relationship with the Fund and the comparability of the fee paid to the fees paid by other investment companies;

•  The nature, quality and extent of the investment advisory services provided by the Adviser;

•  The Adviser's entrepreneurial commitment to the management of the Funds and the creation of a broad-based family of funds, which could entail a substantial commitment of the Adviser's resources to the successful operation of the Funds;

•  The Adviser's representations regarding its staffing and capabilities to manage the Funds, including the retention of personnel with relevant portfolio management experience;

•  The Adviser's efforts to enhance investment results by, among other things, developing quality portfolio management teams; and

•  The overall high quality of the personnel, operations, financial condition, investment management capabilities, methodologies and performance of the Adviser.

41

Victory Portfolios	Supplemental Information — continued April 30, 2022

  (Unaudited)

Liquidity Risk Management Program:

The Victory Funds have adopted and implemented a written liquidity risk management program (the "LRMP") as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The LRMP is reasonably designed to assess and manage each Fund's liquidity risk, taking into consideration each Fund's investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed market conditions; its short- and long-term cash flow projections; and its cash holdings and access to other liquidity management tools such as available funding sources including the Victory Funds Complex Interfund Lending Facility and Line of Credit (discussed in the Notes to Financial Statements). The Victory Funds' Board of Trustees approved the appointment of the Funds' investment adviser, Victory Capital Management Inc. ("Victory Capital"), as the administrator of the LRMP.

Victory Capital manages liquidity risks associated with the Funds' investments by monitoring, among other things, cash and cash equivalents, any use of derivatives, the concentration of investments, the appropriateness of each Fund's investment strategy, and by classifying every Fund investment as either highly liquid, moderately liquid, less liquid, or illiquid on at least a monthly basis. To assist with the classification of Fund investments, Victory Capital has retained a third-party provider of liquidity evaluation services. This provider determines preliminary liquidity classifications for all portfolio holdings based upon portfolio-level data and certain assumptions provided by Victory Capital. Victory Capital reviews the preliminary liquidity classifications and, when appropriate, considers other information including input from the Funds' portfolio managers (including the portfolio managers employed by any investment sub-advisers) in determining final liquidity classifications.

At a meeting held on February 24, 2022, Victory Capital provided an oral and written report to the Trustees on the operation and effectiveness of the LRMP during the previous year. The report from Victory Capital concluded that the Funds did not experience any significant liquidity challenges during the covered period, and the Funds' LRMP is reasonably designed to assess and manage its liquidity risk. The report also concluded that the LRMP continues to operate adequately and effectively to enable Victory Capital to oversee and manage liquidity risk and ensure each Fund is able to meet redemption requests without significant dilution to the remaining investors' interest in each Fund. During the review period, each Fund's portfolio consisted primarily of highly liquid investments, which are defined as cash and any investments that each Fund reasonably expects to be converted to cash in current market conditions in three business days or less without significantly changing the market value of the investment. Therefore, the Funds have not adopted a highly liquid investment minimum. The Funds' investments were below the limitation on illiquid investments during the review period. Additionally, Victory Capital indicated that no events occurred that would require the filing of Form N-LIQUID and recommended no material changes to the LRMP.

42

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic, and procedural safeguards to guard your personal information.*

*  You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our website at:	Call Victory at:
www.vcm.com	800-539-FUND (800-539-3863)

VP-SMF-SAR (4/22)

Item 2. Code of Ethics.

Not applicable – only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable – only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable – only for annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b)     Not applicable.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b)     Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Victory Portfolios

By (Signature and Title)*	/s/ Allan Shaer
Allan Shaer, Principal Financial Officer

Date	June 27, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Christopher K. Dyer
Christopher K. Dyer, Principal Executive Officer

Date	June 27, 2022

By (Signature and Title)*	/s/ Allan Shaer
Allan Shaer, Principal Financial Officer

Date	June 27, 2022